UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2013

Item 1.  Report to Stockholders.

[Calvert Social Investment Fund Semi-Annual Report to Shareholders]

and

[Calvert Asset Allocation Funds Semi-Annual Report to Shareholders]

Choose Planet-friendly E-delivery!

Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.

Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Investment Climate

The six-month period ended March 31, 2013 was marked by uncertainties surrounding the U.S. presidential election and impending fiscal cliff, with equity markets ultimately benefiting from a relief rally to start 2013. Hurricane Sandy weighed on the manufacturing sector, especially in the northeast, but improving data in the U.S. labor and housing markets and accommodative monetary policy by the Federal Reserve (Fed) helped boost investor sentiment.

There was some progress on the European policy front, but recessionary pressures in the eurozone and concerns about slower growth in China were a drag on international equity markets as the period wore on. Despite the headwinds emanating from Europe, all major global equity indices finished the first half of the fiscal year in positive territory with the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returning 10.19%, 11.10%, 14.48%, 12.18%, and 3.95%, respectively.

In a reversal of a multi-year trend, value stocks significantly outperformed growth stocks, and within the Russell 1000 Index, Financials, Industrials, and Consumer Discretionary were the top-performing sectors, while the Information Technology, Telecommunication Services, and Energy sectors lagged.

The Fed’s near-zero interest rate policy continued to anchor money-market rates and short-term bond yields close to zero with three-month Treasury bill and two-year Treasury note yields nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. Longer-term Treasury yields increased, with the 10-year Treasury note yield ending the six-month period near the middle of its multi-year trading range at 1.87%.1 Meanwhile, benchmark yield indices for investment-grade and high-yield corporate bonds edged down to 2.82% and 5.91%,2 respectively, as of March 31.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 4

Congress Avoids Fiscal Cliff But Political Dysfunction Continues

The last-minute year-end deal to avoid the fiscal cliff spurred a relief rally into the new year. However, political dysfunction quickly returned to the forefront when U.S. policymakers were unable to reach a deal to avoid sequestration, prompting $85 billion in automatic spending cuts to take effect. Despite renewed fiscal policy headwinds, investors looked past the federal budget sequester and focused on the gradually improving economic conditions in the United States.

Economic Recovery in the United States Continues

Despite the negative economic impact of Hurricane Sandy, other U.S. macro data were mostly positive. Vehicle sales remained strong, construction spending continued to increase, and exports from the United States reached a record high as manufacturing activity rebounded after the “superstorm.” Our contention in the second half of 2011 that the U.S. housing sector had started to recover is now supported by multiple data points, including sales of new and existing homes, as well as building permits and housing starts, which all increased through the first half of the fiscal year. At the same time, the inventory of homes for sale continued to tighten, helping push home prices higher. The Fed’s decision to purchase $40 billion

Extending the Environmental, Social, and Governance Analytical Framework

U.S. consumers and investors are becoming more educated about how environmental, social, and governance (ESG) matters impact themselves and the economy. In fact, the increasing availability of information about ESG practices and their impacts on company performance is forcing companies to upgrade their standards and practices. Rather than risking backlash from regulators, the public, or investors, companies are now trying to manage and mitigate these risks and the potential for events such as the BP oil spill to protect their brand value and support continued consumer demand.

While this is positive for the U.S. economy as a whole, and for the companies poised to benefit from the push toward improving ESG awareness, it presents an increasingly complex investment landscape. At the same time, it also presents investors with a unique opportunity to identify and benefit from these trends.

That is why at Calvert we have developed sophisticated analytical approaches that enable our investment analysts and portfolio managers to quantify ESG issues in our equity valuation calculations and the buy and sell decisions of certain of our equity portfolios.  This process further merges values with valuations in a way that seeks to improve investment performance and mitigate risks. To this end, we believe the ability to leverage the proprietary expertise of our investment and sustainability research teams can set Calvert apart as we strive to integrate ESG more deeply into our active portfolio management, seeking to identify those companies that manage their ESG impacts sustainably and create the most shareholder value.

For our fixed-income portfolios, our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert's sustainability research department analysts to evaluate a bond issuer's ESG risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

of mortgage-backed securities each month seemed to be working as mortgage rates remained near historic lows.

The labor market continued to show signs of healing as unemployment claims maintained their downward trend and the unemployment rate fell to 7.6% as of March, although this was driven by a drop in labor force participation.

Real gross domestic product (GDP) growth slowed to a 0.1% gain in the fourth quarter as a significant decline in government spending offset strong gains in residential investment and capital expenditures and a 2.2% increase in consumer spending. Corporate earnings fared well too, as 67% of S&P 500 companies beat earnings expectations and 65% topped revenue forecasts for the fourth-quarter earnings season. The consensus forecast3 as of early April 2013 was a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace.

Overall, strong signs of recovery in the U.S. housing market, the slowly improving employment picture, a decent earnings season, and good year-to-date performance in the equity markets seemed to be having a positive impact on Americans. Consumer confidence reached its highest level in five years while consumer spending also improved, giving us confidence that U.S. equity markets can continue to perform well in the long run.

CALVERT MONEY
MARKET PORTFOLIO
MARCH 31, 2013

INVESTMENT PERFORMANCE
(TOTAL RETURN)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	0.02%	0.03%

Lipper Money Market
Average	0.01%	0.02%

AVERAGE ANNUAL TOTAL RETURNS
One year	0.03%
Five year	0.45%
Ten year	1.52%

7-DAY SIMPLE/EFFECTIVE YIELD
7-day simple yield	0.01%
7-day effective yield	0.01%

% OF TOTAL
INVESTMENT ALLOCATION	INVESTMENTS
Variable Rate Demand Notes	83.5%
U.S. Treasury Obligations	12.6%
U.S. Government Agencies And Instrumentalities	1.6%
Municipal Obligations	1.8%
Time Deposit	0.5%
Total	100%

Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Fund/ portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Visit www.calvert.com for current performance data.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 6

Fed Maintains Accommodative Monetary Policy as Global Monetary Easing Cycle Continues

Inflation remained tame, with the headline consumer price index (CPI) inflation rate still at 2% as of February 2013,4 allowing the Fed to maintain its accommodative stance. Additional quantitative easing (QE) actions in September and December helped reduce volatility in the U.S. bond market. With that said, debate inside the Fed about the appropriate time to scale back the most recent round of quantitative easing appeared to be growing. The eventuality of this scale-back triggered considerable discussion in the media around the impact of rising interest rates.

Progress on the Policy Front, but Eurozone in Double-Dip Recession

The European Central Bank’s pledge to “do whatever it takes” ended yet another round of fear in global markets about the fate of the European Economic and Monetary Union (EMU) and was the primary catalyst for strong performance in riskier fixed-income asset classes such as high-yield debt during the period.

The eurozone officially went into a recession again in late 2012 for the second time in four years and the fiscal drag in the eurozone continued to be worse than anticipated. Even core European countries such as the United Kingdom, Germany, Spain, and Belgium reported their economies shrank in the fourth quarter. In February, Moody’s cut the United Kingdom’s AAA credit rating. In March, Cyprus reached a last-minute deal to avert an economic and financial cri-

CALVERT BALANCED
PORTFOLIO
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	5.32%	7.17%
Class B	4.76%	6.05%
Class C	4.88%	6.29%
Class I	5.59%	7.66%

Russell 1000 Index	11.10%	14.43%

Balanced Composite
Index**	7.00%	11.46%

Lipper Mixed-Asset
Target Alloc. Growth
Funds Average	7.74%	9.95%

TEN LARGEST
STOCK HOLDINGS	NET % ASSETS OF
CIGNA Corp.	1.5%
Google, Inc.	1.5%
IntercontinentalExchange, Inc.	1.5%
EMC Corp.	1.5%
Pioneer Natural Resources Co.	1.4%
Cameron International Corp.	1.4%
Express Scripts Holding Co.	1.4%
Cummins, Inc.	1.4%
Whiting Petroleum Corp.	1.3%
The Travelers Co.’s, Inc.	1.3%
Total	14.2%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

** Balanced Composite Index: 60% Russell 1000 Index and 40% Barclays U.S. Credit Index.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

sis with a 10 billion euro bailout. While the last-minute deal prevented imminent default of the country’s major banks, it also renewed concerns about the region’s ability to resolve its sovereign debt crisis.

Signs of China’s Economic Slowdown Stabilizing

Although recessionary pressures in Europe are likely to continue impacting emerging-market economies, new data suggests the Chinese government’s growth-boosting measures are having the desired effect without stoking inflation fears. China’s real GDP rose 7.9% in the fourth quarter and both measures of China’s Manufacturing PMI finished the period in expansion territory.

Despite these positives, the Chinese economy is not out of the woods yet. China’s transition from an export-driven economy to a more consumer-driven economy will likely face significant challenges. Having said that, continued economic growth in the United States could provide a significant positive boost for the Chinese economy.

Outlook

Equity markets started 2013 having gained a tremendous amount of ground since the depths of the financial crisis. A recovering U.S. housing market, the decline in unemployment, record-high exports, and encouraging year-end manufacturing data fueled by an attractive U.S. dollar exchange rate have all boosted U.S. equity market sentiment. However, given the possibility of another less-than-stellar upcoming earnings season and few positive catalysts on the near-term

CALVERT BALANCED
PORTFOLIO
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(with max. load)
One year	2.06%
Five year	3.50%
Ten year	5.46%
CLASS B SHARES	(with max. load)
One year	1.05%
Five year	3.26%
Ten year	4.91%
CLASS C SHARES	(with max. load)
One year	5.29%
Five year	3.60%
Ten year	5.01%
CLASS I SHARES*
One year	7.66%
Five year	5.04%
Ten year	6.43%

ASSET ALLOCATION	% OF TOTAL INVESTMENTS
Equity Investments	59%
Bonds	41%
100%

* Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period June 30, 2003 through December 27, 2004.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 8

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert. com. The gross expense ratio from the current prospectus for Class A shares is 1.24%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

horizon, a short-term pull-back in equities remains a distinct possibility.

We believe the U.S. economy will be able to maintain some expansion despite the sequester. Despite the short-term negative impact on economic growth, actions that reduce spending and improve long-term budget strength for the United States are necessary. In fact, faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect housing to continue as a major driver of the recovery, positively impacting economic growth and consumer confidence as well as contributing to employment in housing-related sectors.

At the same time, we expect the eurozone’s problems to drag on and negatively impact global economic growth. We believe the consensus forecast from the past several months for a European recovery was a bit premature. And because the economic recessionary pressures in the region are so pronounced and strong--especially in peripheral Europe--the potential default issue may continue to resurface over time, creating periodic turbulence in the market.

But overall we believe 2013 could be another good year for U.S. equities with investors moving more money into stocks as they become more comfortable with risk. We believe value stocks may continue to perform better than growth in 2013 as risk aversion continues to subside. We also think small-cap equities are poised to post better returns than large-caps, driven by healthy earnings and top-line results as well as global M&A activity.

CALVERT BOND
PORTFOLIO
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	0.63%	6.83%
Class B	0.09%	5.61%
Class C	0.24%	5.95%
Class I	0.93%	7.41%
Class Y	0.77%	7.07%

Barclays U.S. Credit
Index	0.86%	7.00%

Lipper A Rated
Corporate
Debt Funds Average	0.87%	6.00%

	30 DAYS ENDED
SEC YIELDS	3/31/13	9/30/12
Class A	1.54%	1.61%
Class B	0.52%	0.68%
Class C	0.82%	0.90%
Class I	2.20%	2.27%
Class Y	1.88%	1.97%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 10

The combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year, although it may taper the buying pace in the fourth quarter of 2013. We believe that continuing QE will cause corporate bonds to continue to outperform government debt. It will also likely keep money-market rates near zero percent and act as a soft cap on longer-maturity bond yields, keeping the benchmark 10-year Treasury note yield in the broad 1.4% to 2.4% range it has occupied since October 2011.

May 2013

1. Treasury yield data source: Federal Reserve

2. Corporate bond yield data source: Bank of America Merrill Lynch.

3. Forecast source: Wall Street Journal

4. Data source for CPI and unemployment rate: Bureau of Labor Statistics

CALVERT BOND
PORTFOLIO
MARCH 31, 2013
`
% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	67.6%
Financial Institutions	23.3%
Industrial	41.8%
Utility	2.5%
Government Related	6.4%
Agency	2.9%
Local Authority	3.4%
Supranational	0.1%
High Social Impact
Investments	0.4%
Municipal	2.3%
Education	0.5%
Government Public
Service	0.5%
Health Care	0.2%
Transportation	0.5%
Utility	0.6%
Securitized	9.2%
Asset-Backed Securities	1.8%
Collateralized Mortgage
Obligations	0.1%
Commercial Mortgage-
Backed Securities	3.6%
Covered	2.4%
Mortgage-Backed
Pass-through	1.3%
Short-Term Investments	7.1%
Treasury	7.0%
Total	100%

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

CALVERT BOND
PORTFOLIO
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	2.80%
Five year	4.04%
Ten year	4.88%

CLASS B SHARES	(with max. load)
One year	1.61%
Five year	3.76%
Ten year	4.25%

CLASS C SHARES	(with max. load)
One year	4.95%
Five year	4.00%
Ten year	4.42%
CLASS I SHARES
One year	7.41%
Five year	5.47%
Ten year	5.91%

CLASS Y SHARES*
One year	7.07%
Five year	5.07%
Ten year	5.41%

* Calvert Bond Portfolio first offered Class Y shares on October 31, 2008. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 12

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end sales Class A charge of 3.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of the Portfolio shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www. calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.16%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Portfolio’s operating expenses.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT EQUITY
PORTFOLIO
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	8.86%	8.77%
Class B	8.39%	7.86%
Class C	8.48%	8.01%
Class I	9.13%	9.34%
Class Y	9.04%	9.18%

S&P 500 Index	10.19%	13.96%

Lipper Large-Cap
Growth Funds
Average	7.25%	7.36%

TEN LARGEST STOCK HOLDINGS
% OF NET ASSETS
CVS Caremark Corp.	4.2%
QUALCOMM, Inc.	3.9%
Google, Inc.	3.7%
Apple, Inc.	3.6%
Ecolab, Inc.	3.5%
Microsoft Corp.	3.4%
Cameron International Corp.	3.4%
Gilead Sciences, Inc.	3.3%
Allergan, Inc.	3.3%
American Express Co.	3.3%
Total	35.6%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

CALVERT EQUITY
PORTFOLIO
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	3.61%
Five year	5.22%
Ten year	7.33%
CLASS B SHARES	(with max. load)
One year	2.86%
Five year	5.14%
Ten year	6.93%

CLASS C SHARES	(with max. load)
One year	7.01%
Five year	5.44%
Ten year	7.04%

CLASS I SHARES
One year	9.34%
Five year	6.83%
Ten year	8.46%

CLASS Y SHARES*
One year	9.18%
Five year	6.57%
Ten year	8.02%

*Calvert Equity Portfolio first offered Class Y shares on October 31, 2008. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end sales Class A charge of 4.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of the Portfolio shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.22%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Portfolio’s operating expenses.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

CALVERT EQUITY
PORTFOLIO
STATISTICS
MARCH 31, 2013

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	11.3%
Energy	9.2%
Financials	13.2%
Health Care	15.4%
Industrials	8.3%
Information Technology	25.5%
Limited Partnership Interest	0.3%
Materials	3.5%
Short-Term Investments	2.1%
Venture Capital	0.3%
Total	100%

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 16

CALVERT LARGE CAP
CORE PORTFOLIO
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	13.51%	14.13%
Class B	12.68%	12.48%
Class C	12.99%	13.19%
Class I	13.77%	14.74%

Russell 1000 Index	11.10%	14.43%

Lipper Large-Cap Core
Funds Average	10.58%	12.93%

TEN LARGEST STOCK HOLDINGS
% OF NET ASSETS
JPMorgan Chase & Co.	4.2%
Symantec Corp.	4.1%
AT&T, Inc.	4.0%
Wells Fargo & Co.	3.9%
Goldman Sachs Group, Inc.	3.9%
Amgen, Inc.	3.9%
Time Warner, Inc.	3.8%
The Coca-Cola Co.	3.8%
Toyota Motor Corp. (ADR)	3.8%
Cisco Systems, Inc.	3.8%
Total	39.2%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A and B shares and reflect the deduction of Class A’s the maximum front-end sales charge of 4.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of the Portfolio shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.40%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Portfolio’s operating expenses.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

CALVERT LARGE CAP
CORE PORTFOLIO
STATISTICS
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(with max. load)
One year	8.69%
Five year	4.22%
Ten year	6.24%

CLASS B SHARES	(with max. load)
One year	7.48%
Five year	3.68%
Ten year	5.56%

CLASS C SHARES	(with max. load)
One year	12.19%
Five year	4.30%
Ten year	5.82%

CLASS I SHARES*
One year	14.74%
Five year	5.85%
Ten year	7.18%

Note: Calvert Enhanced Equity Portfolio changed its name to Calvert Large Cap Core Portfolio on January 31, 2013.

* Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through April 29, 2005.

CALVERT LARGE CAP
CORE PORTFOLIO
MARCH 31, 2013

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Consumer Discretionary	17.7%
Consumer Staples	12.7%
Energy	4.8%
Financials	18.1%
Health Care	12.7%
Industrials	6.9%
Information Technology	12.9%
Short-Term Investments	7.1%
Telecommunication Services	7.1%
Total	100%

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. The Large Cap Core Portfolio charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
MONEY MARKET	10/1/12	3/31/13	10/1/12 - 3/31/13
Actual	$1,000.00	$1,000.22	$1.18
Hypothetical	$1,000.00	$1,023.75	$1.20
(5% return per
year before expenses)

*Expenses for Money Market are equal to the annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
BALANCED	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,052.90	$6.12
Hypothetical	$1,000.00	$1,018.97	$6.02
(5% return per
year before expenses)

CLASS B
Actual	$1,000.00	$1,047.26	$11.69
Hypothetical	$1,000.00	$1,013.51	$11.50
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,048.83	$10.33
Hypothetical	$1,000.00	$1,014.85	$10.16
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$1,055.25	$3.53
Hypothetical	$1,000.00	$1,021.50	$3.47
(5% return per
year before expenses)

*Expenses for Balanced are equal to the annualized expense ratios of 1.20%, 2.29%, 2.02%, and 0.69% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
BOND	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,006.94	$5.54
Hypothetical	$1,000.00	$1,019.42	$5.57
(5% return per
year before expenses)
CLASS B
Actual	$1,000.00	$1,000.93	$10.93
Hypothetical	$1,000.00	$1,014.01	$11.00
(5% return per
year before expenses)
CLASS C
Actual	$1,000.00	$1,002.39	$9.44
Hypothetical	$1,000.00	$1,015.50	$9.51
(5% return per
year before expenses)
CLASS I
Actual	$1,000.00	$1,009.34	$2.54
Hypothetical	$1,000.00	$1,022.41	$2.55
(5% return per
year before expenses)
CLASS Y
Actual	$1,000.00	$1,007.72	$4.05
Hypothetical	$1,000.00	$1,020.90	$4.08
(5% return per
year before expenses)

*Expenses for Bond are equal to the annualized expense ratios of 1.11%, 2.19%, 1.89%, 0.51%, and 0.81% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 22

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
EQUITY	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,088.56	$6.18
Hypothetical	$1,000.00	$1,019.01	$5.97
(5% return per
year before expenses)
CLASS B
Actual	$1,000.00	$1,083.91	$10.76
Hypothetical	$1,000.00	$1,014.60	$10.40
(5% return per
year before expenses)
CLASS C
Actual	$1,000.00	$1,084.82	$9.90
Hypothetical	$1,000.00	$1,015.44	$9.57
(5% return per
year before expenses)
CLASS I
Actual	$1,000.00	$1,091.32	$3.38
Hypothetical	$1,000.00	$1,021.70	$3.27
(5% return per
year before expenses)
CLASS Y
Actual	$1,000.00	$1,090.65	$4.23
Hypothetical	$1,000.00	$1,020.89	$4.09
(5% return per
year before expenses)

*Expenses for Equity are equal to the annualized expense ratios of 1.19%, 2.07%, 1.90%, 0.65%, and 0.81% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
LARGE CAP CORE	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,135.14	$6.72
Hypothetical	$1,000.00	$1,018.64	$6.35
(5% return per
year before expenses)

CLASS B
Actual	$1,000.00	$1,126.84	$14.16
Hypothetical	$1,000.00	$1,011.62	$13.39
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,129.92	$11.18
Hypothetical	$1,000.00	$1,014.43	$10.58
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$1,137.69	$4.00
Hypothetical	$1,000.00	$1,021.19	$3.79
(5% return per
year before expenses)

*Expenses for Large Cap Core are equal to the annualized expense ratios of 1.26%, 2.67%, 2.11%, and 0.75% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 24

MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2013

	PRINCIPAL
VARIABLE RATE DEMAND NOTES† - 83.5%	AMOUNT	VALUE
2880 Stevens Creek LLC, 0.45%, 11/1/33,
LOC: Bank of the West (r)	$3,030,000	$3,030,000
Akron Hardware Consultants, Inc., 0.40%, 11/1/22,
LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,267,000	1,267,000
Alexandria Virginia IDA Revenue, 0.45%, 7/1/30,
LOC: Bank of America (r)	5,535,000	5,535,000
Bayfront Regional Development Corp., 0.17%, 11/1/27,
LOC: PNC Bank (r)	3,970,000	3,970,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha,
Inc., 0.22%, 6/1/22, LOC: Comerica Bank (r)	430,000	430,000
California Statewide Communities Development Authority
MFH Revenue:
0.30%, 11/1/31, LOC: U.S. Bank (r)	905,000	905,000
0.17%, 3/15/34, CEI: Fannie Mae (r)	1,665,000	1,665,000
0.14%, 10/15/34, CEI: Fannie Mae (r)	1,900,000	1,900,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34,
LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	250,000	250,000
Florida Housing Finance Corp. MFH Revenue:
Series B, 0.25%, 10/15/32, CEI: Fannie Mae (r)	700,000	700,000
Series J-2, 0.25%, 10/15/32, CEI: Fannie Mae (r)	630,000	630,000
Series N-2, 0.25%, 11/1/32, CEI: Freddie Mac (r)	50,000	50,000
Hawaii Department of Budget & Finance Revenue, 0.14%,
12/1/21, LOC: Union Bank (r)	2,757,500	2,757,500
HBPWH Building Co., 0.25%, 11/1/22, LOC: Wells Fargo Bank (r)	655,000	655,000
HHH Investment Co., 0.45%, 7/1/29, LOC: Bank of the West (r)	1,970,000	1,970,000
Hills City Iowa Health Facilities Revenue, 0.17%, 8/1/35,
LOC: U.S. Bank (r)	1,290,000	1,290,000
Huntingburg Indiana MFH Revenue, 0.33%, 7/1/35,
LOC: FHLB (r)	2,050,000	2,050,000
Illinois Toll Highway Authority Revenue, 0.12%, 7/1/30,
LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Kaneville Road Joint Venture, Inc., 0.25%, 11/1/32,
LOC: First American Bank, C/LOC: FHLB (r)	5,465,000	5,465,000
Legacy Park LLC, 0.32%, 1/1/58, LOC: Fifth Third Bank (r)	2,453,150	2,453,150
Los Angeles California MFH Revenue, 0.29%, 12/15/34,
CEI: Fannie Mae (r)	775,000	775,000
Milpitas California MFH Revenue, 0.15%, 8/15/33,
CEI: Fannie Mae (r)	300,000	300,000
Mississippi Business Finance Corp. Revenue, 0.30%, 9/1/21,
LOC: Community Trust Bank, C/LOC: FHLB (r)	2,395,000	2,395,000
Montgomery County Maryland Housing Opportunities Commission
Revenue, 0.13%, 12/1/30, CEI: Fannie Mae (r)	1,200,000	1,200,000
Nevada Housing Division Revenue, 0.12%, 4/15/39,
CEI: Fannie Mae (r)	3,500,000	3,500,000
New York City GO, 0.14%, 4/1/42, LOC: Mizuho Corp.
Bank Ltd. (r)	400,000	400,000

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

	PRINCIPAL
VARIABLE RATE DEMAND NOTES† - CONT’D	AMOUNT	VALUE
New York City Housing Development Corp. MFH Mortgage
Revenue, 0.12%, 5/15/39, CEI: Fannie Mae (r)	$2,235,000	$2,235,000
New York City Housing Development Corp. MFH Rent Revenue:
0.16%, 11/15/31, CEI: Fannie Mae (r)	1,450,000	1,450,000
0.16%, 11/15/35, CEI: Fannie Mae (r)	205,000	205,000
New York City Housing Development Corp. MFH Revenue:
0.12%, 11/1/38, CEI: Freddie Mac (r)	2,200,000	2,200,000
0.12%, 1/1/40, CEI: Freddie Mac (r)	2,800,000	2,800,000
New York City IDA Revenue, 0.18%, 2/1/35,
LOC: M&T Trust Co. (r)	1,535,000	1,535,000
New York State HFA Revenue:
0.12%, 5/15/33, CEI: Fannie Mae (r)	200,000	200,000
0.12%, 5/15/34, CEI: Fannie Mae (r)	3,800,000	3,800,000
0.12%, 5/15/37, CEI: Fannie Mae (r)	1,300,000	1,300,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35,
LOC: JPMorgan Chase Bank (r)	3,290,000	3,290,000
Northstar Student Loan Trust II Revenue, 0.17%, 10/1/42,
LOC: Royal Bank of Canada (r)	1,938,000	1,938,000
Overseas Private Investment Corp., 0.15%, 5/15/30,
GA: U.S. Government (r)	3,000,000	3,000,000
Portage Indiana Industrial Pollution Control Revenue, 0.32%,
5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Rathbone LLC, 0.25%, 1/1/38, LOC: Comerica Bank (r)	4,010,000	4,010,000
Rhode Island Student Loan Authority Revenue:
0.17%, 6/1/48, LOC: State Street Bank & Trust (r)	1,200,000	1,200,000
0.14%, 6/1/52, LOC: State Street Bank & Trust (r)	3,200,000	3,200,000
Spencer County Indiana Industrial Pollution Control Revenue,
0.32%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
Sunroad Centrum Apartments 23 LP, 0.17%, 8/1/52,
LOC: East West Bank, C/LOC: FHLB (r)	4,250,000	4,250,000
Tarrant County Texas Industrial Development Corp. Revenue,
0.24%, 9/1/27, LOC: JPMorgan Chase Bank (r)	1,690,000	1,690,000
Utah Housing Corp. Single Family Revenue, 0.14%, 7/1/36,
CEI: Fannie Mae & Freddie Mac (r)	1,460,000	1,460,000
Victorville California MFH Revenue, 0.27%, 12/1/15,
LOC: Citibank (r)	600,000	600,000
Washington MFH Finance Commission Revenue:
0.22%, 6/15/32, CEI: Fannie Mae (r)	430,000	430,000
0.22%, 7/15/32, CEI: Fannie Mae (r)	385,000	385,000
0.17%, 7/15/34, CEI: Fannie Mae (r)	1,155,000	1,155,000
0.19%, 5/15/35, CEI: Fannie Mae (r)	445,000	445,000
0.19%, 5/1/37, CEI: Freddie Mac (r)	1,350,000	1,350,000
Wisconsin Health & Educational Facilities Authority Revenue,
0.11%, 4/1/35, LOC: U.S. Bank (r)	2,700,000	2,700,000

Total Variable Rate Demand Notes (Cost $106,200,650)		106,200,650

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 26

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 1.8%	AMOUNT	VALUE
Fulton-DeKalb Georgia Hospital Authority Revenue Bonds, 5.25%,
1/1/20, Escrowed in U.S. Treasuries (prerefunde d 1/1/14 @ 100)	$1,105,000	$1,146,335
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37, LOC: PNC Bank (mandatory put, 7/1/13 @ 100) (r)	1,200,000	1,200,000

Total Municipal Obligations (Cost $2,346,335)		2,346,335

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.6%
Federal Home Loan Bank, 0.28%, 9/5/13	2,000,000	2,000,399

Total U.S. Government Agencies and Instrumentalities
(Cost $2,000,399)		2,000,399

U.S. TREASURY OBLIGATIONS - 12.6%
United States Treasury Notes:
0.625%, 4/30/13	3,000,000	3,001,003
3.50%, 5/31/13	2,000,000	2,010,963
3.125%, 8/31/13	1,000,000	1,012,182
0.75%, 9/15/13	2,000,000	2,004,994
0.50%, 10/15/13	2,000,000	2,003,205
2.75%, 10/31/13	2,000,000	2,029,840
0.25%, 11/30/13	2,000,000	2,000,434
1.00%, 1/15/14	2,000,000	2,012,902

Total U.S. Treasury Obligations (Cost $16,075,523)		16,075,523

TIME DEPOSIT - 0.5%
State Street Bank Time Deposit, 0.12%, 4/1/13	585,665	585,665

Total Time Deposit (Cost $585,665)		585,665

TOTAL INVESTMENTS (Cost $127,208,572) - 100.0%		127,208,572
Other assets and liabilities, net - 0.0%		(44,952)
NET ASSETS - 100%		$127,163,620

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized, 127,165,561
shares outstanding	$127,172,015
Undistributed net investment income	500
Accumulated net realized gain (loss)	(8,895)

NET ASSETS	$127,163,620

NET ASSET VALUE PER SHARE	$1.00

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 28

BALANCED PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2013

EQUITY SECURITIES - 59.3%	SHARES	VALUE
Aerospace & Defense - 0.3%
B/E Aerospace, Inc.*	26,445	$1,594,369

Air Freight & Logistics - 0.8%
FedEx Corp	22,447	2,204,295
United Parcel Service, Inc., Class B	26,240	2,254,016
		4,458,311

Beverages - 0.5%
PepsiCo, Inc	32,351	2,559,288

Biotechnology - 0.4%
Amgen, Inc.	21,635	2,217,804

Capital Markets - 1.2%
Franklin Resources, Inc	41,285	6,226,191

Chemicals - 1.2%
Ecolab, Inc.	79,625	6,384,332

Commercial Banks - 1.4%
US Bancorp	177,800	6,032,754
Wells Fargo & Co	44,790	1,656,782
		7,689,536

Communications Equipment - 1.9%
Cisco Systems, Inc.*	169,450	3,543,199
F5 Networks, Inc.*	49,075	4,371,601
QUALCOMM, Inc.	32,320	2,163,824
		10,078,624

Computers & Peripherals - 3.0%
Apple, Inc.	12,813	5,671,418
EMC Corp.*	330,742	7,901,426
Western Digital Corp	50,773	2,552,867
		16,125,711

Consumer Finance - 1.8%
American Express Co.	41,557	2,803,435
Capital One Financial Corp	122,725	6,743,739
		9,547,174

Containers & Packaging - 1.1%
Ball Corp.	124,675	5,932,036

Distributors - 1.1%
Genuine Parts Co	72,925	5,688,150

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc.*	48,900	$7,974,123
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	272,300
Trust II, Preferred (b)(e)	500,000	272,300
Trust III, Preferred (b)(e)	500,000	272,300
Trust IV, Preferred (b)(e)	500,000	272,300
		9,063,323

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	53,320	1,956,311
CenturyLink, Inc.	139,025	4,883,948
		6,840,259

Electrical Equipment - 2.3%
AMETEK, Inc.	144,325	6,257,932
Rockwell Automation, Inc.	69,850	6,031,548
		12,289,480

Electronic Equipment & Instruments - 0.5%
Amphenol Corp.	14,292	1,066,898
Jabil Circuit, Inc.	83,202	1,537,573
		2,604,471

Energy Equipment & Services - 1.4%
Cameron International Corp.*	115,225	7,512,670

Food & Staples Retailing - 1.6%
Costco Wholesale Corp	15,381	1,632,078
Walgreen Co.	142,375	6,788,440
		8,420,518

Food Products - 0.6%
McCormick & Co., Inc.	21,297	1,566,394
The Hershey Co	20,335	1,779,923
		3,346,317

Gas Utilities - 1.3%
Oneok, Inc. (s)	143,125	6,822,769

Health Care Equipment & Supplies - 2.8%
CareFusion Corp.*	185,675	6,496,768
DENTSPLY International, Inc.	37,792	1,603,137
IDEXX Laboratories, Inc.*	29,325	2,709,337
Medtronic, Inc.	47,460	2,228,721
The Cooper Co.’s, Inc.	17,450	1,882,506
		14,920,469

Health Care Providers & Services - 5.4%
CIGNA Corp	130,050	8,111,218
Express Scripts Holding Co.*	129,124	7,443,999
HCA Holdings, Inc.	59,910	2,434,143
Laboratory Corp. of America Holdings*	52,425	4,728,735
McKesson Corp.	47,100	5,084,916

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 30

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Providers & Services - Cont’d
Quest Diagnostics, Inc.	18,195	$1,027,108
		28,830,119

Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc.*	10,140	3,304,322
Starbucks Corp.	62,150	3,540,064
		6,844,386

Household Products - 2.6%
Church & Dwight Co., Inc.	108,400	7,005,892
Procter & Gamble Co	91,065	7,017,469
		14,023,361

Insurance - 1.6%
Aflac, Inc.	31,467	1,636,913
The Travelers Co.’s, Inc	83,950	7,067,751
		8,704,664

Internet & Catalog Retail - 1.0%
priceline.com, Inc.*	7,605	5,231,708

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	50,020	1,765,206
Google, Inc.*	10,211	8,107,840
		9,873,046

IT Services - 1.8%
Alliance Data Systems Corp.*	24,950	4,039,155
International Business Machines Corp.	10,700	2,282,310
MasterCard, Inc.	6,220	3,365,829
		9,687,294

Leisure Equipment & Products - 1.0%
Polaris Industries, Inc	60,550	5,600,270

Machinery - 2.6%
Cummins, Inc	62,650	7,255,496
Deere & Co.	78,825	6,777,374
		14,032,870

Multiline Retail - 1.5%
Dollar Tree, Inc.*	37,925	1,836,708
Nordstrom, Inc.	71,925	3,972,417
Target Corp.	34,291	2,347,219
		8,156,344

Oil, Gas & Consumable Fuels - 2.8%
Pioneer Natural Resources Co	60,850	7,560,612
Whiting Petroleum Corp.*	141,225	7,179,879
		14,740,491

Professional Services - 0.4%
Manpower, Inc	42,558	2,413,890

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	67,295	$1,470,396

Software - 3.1%
BMC Software, Inc.*	137,925	6,390,065
Citrix Systems, Inc.*	25,024	1,805,732
Microsoft Corp.	245,198	7,015,115
Symantec Corp.*	57,810	1,426,751
		16,637,663

Specialty Retail - 2.5%
The Home Depot, Inc.	46,482	3,243,514
TJX Co.’s, Inc	123,375	5,767,781
Ulta Salon, Cosmetics & Fragrance, Inc.*	57,325	4,653,070
		13,664,365

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc., Class B	48,459	2,859,566

Venture Capital - 0.9%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	251,341
CFBanc Corp. (b)(i)*	27,000	225,814
Community Bank of the Bay*	4,000	15,000
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	68,158
Series B, Preferred (b)(i)*	348,940	198,905
Series C, Preferred (b)(i)*	601,710	209,320
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	4,344
Kickboard, Series A, Preferred (a)(b)(i)*	1,155,503	285,328
LearnZillion, Inc., Series A, Preferred (b)(i)*	169,492	100,000
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	3,552,074
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	49,522
Series E, Preferred (b)(i)*	129,089	13,425
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		4,973,231

Total Equity Securities (Cost $246,235,376)		318,065,466

VENTURE CAPITAL LIMITED	ADJUSTED
PARTNERSHIP INTEREST - 0.4%	BASIS
Angels With Attitude I LLC (a)(b)(i)*	$196,385	13,285
Coastal Venture Partners (b)(i)*	57,944	50,010
Commons Capital (b)(i)*	343,796	161,962
First Analysis Private Equity Fund IV (b)(i)*	268,964	671,552
GEEMF Partners (a)(b)(i)*	-	136,216
Global Environment Emerging Markets Fund (b)(i)*	-	504,889
Infrastructure and Environmental Private Equity Fund III (b)(i)*	72,089	122,103
Labrador Ventures III (b)(i)*	360,875	42,858

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 32

VENTURE CAPITAL LIMITED	ADJUSTED
PARTNERSHIP INTEREST - CONT’D	BASIS	VALUE
Labrador Ventures IV (b)(i)*	$900,510	$29,701
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	184,585	184,114

Total Venture Capital Limited Partnership Interest (Cost $2,610,794)		1,916,690

VENTURE CAPITAL	PRINCIPAL
DEBT OBLIGATIONS - 0.2%	AMOUNT
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	100,000	100,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,109,420

Total Venture Capital Debt Obligations (Cost $1,100,001)		1,209,420

ASSET-BACKED SECURITIES - 0.9%
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	425,069	425,042
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	640,070	639,749
CIT Equipment Collateral, 7.33%, 9/15/17 (e)	800,000	810,342
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	202,913	202,947
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	56,956	56,993
Ford Credit Floorplan Master Owner Trust, 2.07%, 9/15/15 (e)	605,000	608,548
Santander Consumer Acquired Receivables Trust, 1.66%, 8/15/16 (e)	595,066	598,976
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	375,000	379,502
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	862,144	870,406

Total Asset-Backed Securities (Cost $4,604,653)		4,592,505

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
GMACM Mortgage Loan Trust, 5.50%, 10/25/33	43,034	43,194
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	451,385	452,795

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $493,354)		495,989

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4.576%, 7/10/42	320,737	321,144
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	780,000	806,325
Extended Stay America Trust, 3.604%, 12/5/31 (e)	635,000	644,089
GS Mortgage Securities Corp., 3.007%, 12/10/30 (e)	750,000	745,399
GS Mortgage Securities Trust, 2.318%, 1/10/18	430,000	441,692
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.372%, 12/15/47	170,000	173,394
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	1,015,343

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

	PRINCIPAL
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D	AMOUNT	VALUE
Motel 6 Trust:
1.948%, 10/5/25 (e)	$230,000	$230,515
2.743%, 10/5/25 (e)	230,000	230,988
3.139%, 10/5/25 (e)	250,000	251,585
Queens Center Mortgage Trust:
3.275%, 1/11/37 (e)	1,000,000	1,002,000
3.474%, 1/11/37 (e)(r)	720,000	701,419

Total Commercial Mortgage-Backed Securities (Cost $6,643,105)		6,563,893

CORPORATE BONDS - 26.4%
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	599,560
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 1.75%, 5/15/17	500,000	510,910
Amazon.com, Inc., 1.20%, 11/29/17	600,000	596,891
America Movil SAB de CV, 2.375%, 9/8/16	350,000	360,035
American Express Centurion Bank, 0.743%, 11/13/15 (r)	2,400,000	2,406,290
American Honda Finance Corp., 1.60%, 2/16/18 (e)	500,000	505,988
Amgen, Inc.:
2.50%, 11/15/16	150,000	157,403
3.875%, 11/15/21	150,000	163,720
5.15%, 11/15/41	600,000	643,814
AT&T, Inc.:
2.95%, 5/15/16	500,000	528,988
1.60%, 2/15/17	500,000	506,110
3.00%, 2/15/22	1,350,000	1,365,845
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	—
Autodesk, Inc., 1.95%, 12/15/17	600,000	594,257
Bank of America Corp.:
1.722%, 1/30/14 (r)	500,000	504,365
0.61%, 9/15/14 (r)	400,000	398,878
0.62%, 8/15/16 (r)	600,000	581,052
2.00%, 1/11/18	1,200,000	1,194,292
3.30%, 1/11/23	2,000,000	1,972,118
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,344,575
0.58%, 6/15/17 (r)	1,000,000	961,625
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	305,657
2.40%, 1/17/17	400,000	418,025
Bank of Nova Scotia, 1.85%, 1/12/15	450,000	459,947
BB&T Corp., 1.60%, 8/15/17	600,000	605,842
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	260,658
BellSouth Corp., 4.02%, 4/26/21 (e)	2,000,000	2,004,208
Boston Properties LP:
3.70%, 11/15/18	250,000	274,130
3.85%, 2/1/23	1,000,000	1,056,719
Canadian National Railway Co.:
1.45%, 12/15/16	150,000	152,973
3.50%, 11/15/42	400,000	373,366
Capital One Bank, 3.375%, 2/15/23	600,000	594,121

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 34

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Capital One Financial Corp., 2.15%, 3/23/15	$300,000	$306,152
CBS Corp., 3.375%, 3/1/22	1,000,000	1,018,543
CC Holdings GS V LLC, 2.381%, 12/15/17 (e)	600,000	603,880
CenturyLink, Inc.:
5.80%, 3/15/22	1,150,000	1,164,375
7.65%, 3/15/42	1,000,000	966,250
Church & Dwight Co., Inc., 2.875%, 10/1/22	600,000	599,801
CIT Group, Inc., 4.75%, 2/15/15 (e)	375,000	392,812
Colgate-Palmolive Co.:
1.30%, 1/15/17	250,000	254,132
2.45%, 11/15/21	1,000,000	1,018,803
2.30%, 5/3/22	1,000,000	999,257
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	346,678
Corning, Inc.:
1.45%, 11/15/17	500,000	502,116
4.75%, 3/15/42	1,000,000	1,019,005
Costco Wholesale Corp., 1.70%, 12/15/19	600,000	599,805
COX Communications, Inc., 4.70%, 12/15/42 (e)	600,000	590,504
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,726,533
CVS Pass-Through Trust, 6.036%, 12/10/28	1,249,900	1,466,340
Darden Restaurants, Inc., 3.35%, 11/1/22	500,000	475,524
DDR Corp., 4.75%, 4/15/18	500,000	552,768
Deere & Co., 2.60%, 6/8/22	1,000,000	1,007,238
Discover Financial Services:
5.20%, 4/27/22	1,100,000	1,234,278
3.85%, 11/21/22	750,000	771,966
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	1,019,025
4.875%, 4/1/43	700,000	716,150
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	208,069
Duke Realty LP, 6.25%, 5/15/13	700,000	704,476
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	616,870
Eaton Corp.:
1.50%, 11/2/17 (e)	500,000	501,434
2.75%, 11/2/22 (e)	600,000	596,539
eBay, Inc., 2.60%, 7/15/22	500,000	499,621
Ecolab, Inc., 4.35%, 12/8/21	750,000	827,510
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	204,065
4.85%, 3/15/44	300,000	306,262
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,450,000
EOG Resources, Inc., 2.625%, 3/15/23	600,000	592,526
ERP Operating LP, 4.625%, 12/15/21	500,000	560,681
Excalibur One 77B LLC, 1.491%, 1/1/25	225,000	223,550
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	611,810
Express Scripts Holding Co., 2.75%, 11/21/14	200,000	205,998
FedEx Corp.:
2.625%, 8/1/22	600,000	589,530
3.875%, 8/1/42	300,000	280,749
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,400,000	1,498,000

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	$600,000	$612,458
4.207%, 4/15/16	750,000	798,386
3.984%, 6/15/16	1,100,000	1,165,400
4.25%, 2/3/17	200,000	214,036
5.875%, 8/2/21	700,000	800,752
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,572,796
Gilead Sciences, Inc., 4.40%, 12/1/21	550,000	619,095
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,020,205
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	603,688
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter
to 6/15/16 (e) (r)(y)*	1,500,000	18,750
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	743,395
6.15%, 4/1/18	875,000	1,031,071
5.75%, 1/24/22	1,500,000	1,744,086
3.625%, 1/22/23	600,000	604,220
Great River Energy, 5.829%, 7/1/17 (e)	225,441	244,696
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	516,404
HCP, Inc., 3.15%, 8/1/22	600,000	593,330
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	603,845
Hershey Co., 1.50%, 11/1/16	150,000	154,050
Hewlett-Packard Co., 0.687%, 5/30/14 (r)	500,000	497,270
Hospira, Inc., 6.40%, 5/15/15	500,000	550,338
Host Hotels & Resorts LP, 3.75%, 10/15/23	500,000	501,955
HP Enterprise Services LLC, 6.00%, 8/1/13	1,000,000	1,017,188
HSBC Holdings plc, 4.00%, 3/30/22	500,000	537,964
Ingredion, Inc.:
1.80%, 9/25/17	600,000	601,157
4.625%, 11/1/20	600,000	668,260
Intel Corp., 4.80%, 10/1/41	800,000	844,966
International Business Machines Corp.:
0.875%, 10/31/14	750,000	755,990
2.90%, 11/1/21	500,000	524,063
International Finance Corp., 0.50%, 5/16/16	200,000	199,975
Jefferies Group LLC, 5.125%, 4/13/18	650,000	708,500
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	304,090
2.00%, 1/13/17	250,000	258,820
JPMorgan Chase & Co.:
1.201%, 1/25/18 (r)	1,000,000	1,006,575
3.20%, 1/25/23	3,500,000	3,494,337
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	650,000	710,125
Kellogg Co., 3.125%, 5/17/22	2,000,000	2,071,728
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	500,000	506,889
Laboratory Corporation of America Holdings, 2.20%, 8/23/17	600,000	606,654
Lender Processing Services, Inc., 5.75%, 4/15/23	1,000,000	1,042,500

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 36

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	$1,000,000	$1,096,499
6.50%, 5/1/42 (e)	500,000	569,720
LL & P Wind Energy, Inc. Washington Revenue Bonds,
6.192%, 12/1/27 (e)	1,600,000	1,577,424
Lowe’s Co.’s, Inc., 4.65%, 4/15/42	120,000	124,847
LULWA Ltd., 1.888%, 2/15/25	1,080,000	1,086,094
Masco Corp., 5.85%, 3/15/17	600,000	663,121
Mattel, Inc.:
1.70%, 3/15/18	400,000	402,179
3.15%, 3/15/23	500,000	502,958
McKesson Corp., 2.70%, 12/15/22	800,000	793,291
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	600,000	577,158
Methanex Corp.:
3.25%, 12/15/19	600,000	605,209
5.25%, 3/1/22	500,000	557,595
Microsoft Corp.:
2.125%, 11/15/22	500,000	488,712
3.50%, 11/15/42	500,000	461,728
Mohawk Industries, Inc., 3.85%, 2/1/23	600,000	609,961
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,213,346
New Albertsons, Inc., 8.00%, 5/1/31	1,200,000	972,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,998
NII Capital Corp.:
10.00%, 8/15/16	600,000	538,500
7.625%, 4/1/21	700,000	504,000
NII International Telecom Sarl, 11.375%, 8/15/19 (e)	400,000	418,000
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	150,000	152,209
Nordstrom, Inc., 4.00%, 10/15/21	300,000	331,618
Novartis Capital Corp., 2.40%, 9/21/22	600,000	596,521
NYU Hospitals Center, 4.428%, 7/1/42	500,000	486,344
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	1,000,000	1,043,970
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.875%, 7/17/18 (e)	300,000	305,908
Pentair Finance SA:
1.35%, 12/1/15 (e)	600,000	600,842
1.875%, 9/15/17 (e)	600,000	599,998
PepsiCo, Inc.:
2.75%, 3/5/22	600,000	611,489
2.75%, 3/1/23	400,000	400,373
Pioneer Natural Resources Co., 5.875%, 7/15/16	945,000	1,068,696
PNC Bank NA, 2.70%, 11/1/22	1,000,000	971,185
Rogers Communications, Inc., 3.00%, 3/15/23	600,000	602,096
Royal Bank of Canada, 1.20%, 9/19/17	2,290,000	2,297,449
Safeway, Inc., 1.78%, 12/12/13 (r)	2,250,000	2,263,734
Simon Property Group LP, 6.125%, 5/30/18	1,000,000	1,221,773
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	900,000	983,250
St. Jude Medical, Inc., 2.50%, 1/15/16	1,000,000	1,037,314
Standard Chartered plc, 3.95%, 1/11/23 (e)	600,000	597,563
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	602,542
SunTrust Bank:
0.578%, 8/24/15 (r)	500,000	492,304
7.25%, 3/15/18	500,000	620,586

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 37

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Tagua Leasing LLC, 1.581%, 11/16/24	$981,175	$979,760
Telefonica Emisiones SAU, 2.582%, 4/26/13	1,000,000	1,000,985
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	599,098
The Coca-Cola Co., 0.231%, 3/14/14 (r)	1,750,000	1,749,839
Time Warner Cable, Inc.:
4.00%, 9/1/21	1,300,000	1,387,106
5.50%, 9/1/41	600,000	616,594
Time Warner, Inc.:
4.00%, 1/15/22	350,000	376,584
3.40%, 6/15/22	500,000	515,594
5.375%, 10/15/41	500,000	537,893
4.90%, 6/15/42	500,000	502,289
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	418,478
Toyota Motor Credit Corp.:
2.05%, 1/12/17	400,000	413,785
3.30%, 1/12/22	400,000	424,123
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,000,000	2,152,500
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	497,102
US Bancorp, 2.95%, 7/15/22	500,000	497,612
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,580,357
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	1,000,000	1,091,339
3.25%, 8/15/22	600,000	597,233
Viacom, Inc., 3.125%, 6/15/22	1,000,000	1,001,243
Volkswagen International Finance NV, 0.918%, 4/1/14 (e)(r)	1,500,000	1,502,325
Wachovia Bank NA, 0.61%, 3/15/16 (r)	500,000	493,964
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,250,000	2,257,875
Walgreen Co., 1.80%, 9/15/17	600,000	607,330
Western Union Co., 2.875%, 12/10/17	600,000	608,948
Whirlpool Corp., 3.70%, 3/1/23	400,000	407,682
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,062,523
Windstream Corp., 8.125%, 8/1/13	400,000	408,000
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	583,154
Xerox Corp., 1.68%, 9/13/13 (r)	500,000	501,929
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	641,438
Zoetis, Inc., 3.25%, 2/1/23 (e)	600,000	608,450

Total Corporate Bonds (Cost $142,774,135)		141,778,230

FLOATING RATE LOANS(d) - 0.7%
BJ’s Wholesale Club Inc., 4.25%, 9/26/19 (r)	500,000	502,032
Dell Inc.:
5.00%, 2/28/14 (r)	923,100	918,484
6.25%, 2/5/21 (r)	576,900	574,016
Dunkin’ Brands, Inc., 3.75%, 2/11/20 (r)	600,000	606,625
HJ Heinz Co., 5.00%, 2/14/14 (r)	1,000,000	1,000,000

Total Floating Rate Loans (Cost $3,598,500)		3,601,157

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 38

U.S. GOVERNMENT AGENCIES	PRINCIPAL
AND INSTRUMENTALITIES - 1.4%	AMOUNT	VALUE
Freddie Mac, 1.25%, 10/2/19	$7,650,000	$7,595,983

Total U.S. Government Agencies and Instrumentalities
(Cost $7,640,795)		7,595,983

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae, 3.00%, 4/3/13	2,605,000	2,686,813

Total U.S. Government Agency Mortgage-Backed
Securities (Cost $2,688,848)		2,686,813

MUNICIPAL OBLIGATIONS - 2.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	486,872
New York City GO Bonds:
5.206%, 10/1/31	1,275,000	1,476,539
0.14%, 4/1/42 (r)	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,246,560
New York State Dormitory Authority Revenue Bonds, 5.289%,
3/15/33	500,000	606,340
Pittsburgh and Allegheny County Sports & Exhibition
Authority Revenue VRDN, 0.60%, 11/1/39 (r)†	2,000,000	2,000,000
Union County Arkansas Industrial Development Revenue
VRDN, 0.43%, 10/1/27 (r)†	3,000,000	3,000,000
Utah GO Bonds, 3.539%, 7/1/25	600,000	655,500

Total Municipal Obligations (Cost $11,405,552)		11,471,811

HIGH SOCIAL IMPACT INVESTORS - 0.8%
Calvert Social Investment Foundation Notes, 1.04%, 7/1/13 (b)(i)(r)	4,266,666	4,232,289

Total High Social Impact Investments (Cost $4,266,666)		4,232,289

U.S. TREASURY OBLIGATIONS - 3.9%
United States Treasury Bonds:
2.75%, 11/15/42	6,265,000	5,806,872
3.125%, 2/15/43	250,000	250,469
United States Treasury Notes:
0.25%, 2/28/15	600,000	600,047
0.25%, 3/31/15	2,500,000	2,500,195
2.00%, 2/15/23	11,560,000	11,706,303

Total U.S. Treasury Obligations (Cost $20,712,516)		20,863,886

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 39

	PRINCIPAL
SOVEREIGN GOVERNMENT BONDS - 0.5%	AMOUNT	VALUE
Province of Ontario Canada:
1.65%, 9/27/19	$715,000	$714,142
2.45%, 6/29/22	1,440,000	1,443,685
Province of Quebec Canada, 2.625%, 2/13/23	380,000	381,710

Total Sovereign Government Bonds (Cost $2,526,425)		2,539,537

TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.12%, 4/1/13	14,934,550	14,934,550

Total Time Deposit (Cost $14,934,550)		14,934,550

TOTAL INVESTMENTS (Cost $472,235,270) - 101.2%		542,548,219
Other assets and liabilities, net - (1.2%)		(6,656,412)
NET ASSETS - 100%		$535,891,807

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 14,340,091 shares outstanding		$405,302,594
Class B: 209,763 shares outstanding		8,165,181
Class C: 1,066,057 shares outstanding		31,899,296
Class I: 975,860 shares outstanding		30,068,675
Undistributed net investment income		144,337
Accumulated net realized gain (loss)		(10,000,276)
Net unrealized appreciation (depreciation)		70,312,000

NET ASSETS		$535,891,807

NET ASSETS VALUE PER SHARE
Class A (based on net assets of $463,485,228)		$32.32
Class B (based on net assets of $6,695,903)		$31.92
Class C (based on net assets of $33,784,805)		$31.69
Class I (based on net assets of $31,925,871)		$32.72

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACEAMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
5 Year U.S. Treasury Notes	16	6/13	$1,984,875	$27
10 Year U.S. Treasury Notes	6	6/13	791,906	(976)
Total Sold				($949)

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 40

BOND PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2013

	PRINCIPAL
ASSET-BACKED SECURITIES - 1.7%	AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$1,530,249	$1,530,152
CIT Equipment Collateral, 7.33%, 9/15/17 (e)	1,800,000	1,823,269
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	398,693	398,951
Santander Consumer Acquired Receivables Trust,
2.01%, 8/15/16 (e)	4,281,836	4,316,733
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	1,450,000	1,467,406
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	3,448,574	3,481,625

Total Asset-Backed Securities (Cost $12,998,817)		13,018,136

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.3%
GMACM Mortgage Loan Trust, 5.50%, 10/25/33	430,338	431,944
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	1,715,262	1,720,620

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $2,135,318)		2,152,564

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4.576%, 7/10/42	801,843	802,859
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	65,783	65,780
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	1,648,762	1,647,206
Commercial Mortgage Pass Through Certificates,
3.424%, 3/10/31 (e)	2,970,000	3,070,237
Credit Suisse First Boston Mortgage Securities Corp.,
5.253%, 8/15/36 (r)	2,181,000	2,207,462
Extended Stay America Trust, 3.604%, 12/5/31 (e)	2,595,000	2,632,145
GS Mortgage Securities Corp., 3.007%, 12/10/30 (e)	2,985,000	2,966,687
GS Mortgage Securities Trust, 2.318%, 1/10/18	1,605,000	1,648,640
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.372%, 12/15/47	630,000	642,576
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,030,686
Motel 6 Trust:
1.948%, 10/5/25 (e)	900,000	902,017
2.743%, 10/5/25 (e)	900,000	903,867
3.139%, 10/5/25 (e)	950,000	956,023
Queens Center Mortgage Trust:
3.275%, 1/11/37 (e)	5,200,000	5,210,400
3.474%, 1/11/37 (e)(r)	3,700,000	3,604,514

Total Commercial Mortgage-Backed Securities (Cost $29,775,794)		29,291,099

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 41

	PRINCIPAL
CORPORATE BONDS - 71.4%	AMOUNT	VALUE
Agilent Technologies, Inc., 3.20%, 10/1/22	$2,000,000	$1,998,535
Allergan, Inc.:
1.35%, 3/15/18	500,000	501,793
2.80%, 3/15/23	1,000,000	1,010,283
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
Altera Corp., 1.75%, 5/15/17	2,000,000	2,043,640
Amazon.com, Inc.:
1.20%, 11/29/17	2,000,000	1,989,638
2.50%, 11/29/22	2,000,000	1,946,360
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,057,344
4.375%, 7/16/42	1,000,000	921,666
American Honda Finance Corp.:
2.125%, 2/28/17 (e)	3,000,000	3,113,214
1.60%, 2/16/18 (e)	1,200,000	1,214,371
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,599,870
American Tower Corp.:
4.50%, 1/15/18	1,500,000	1,649,694
5.90%, 11/1/21	5,200,000	6,092,902
Amgen, Inc.:
2.50%, 11/15/16	1,000,000	1,049,354
3.875%, 11/15/21	1,000,000	1,091,466
5.15%, 11/15/41	900,000	965,721
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,518,328
3.00%, 2/15/22	7,500,000	7,588,029
5.55%, 8/15/41	3,000,000	3,306,783
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	—
Autodesk, Inc., 3.60%, 12/15/22	2,000,000	2,006,510
B/E Aerospace, Inc., 6.875%, 10/1/20	1,000,000	1,106,250
Bank of America Corp.:
1.722%, 1/30/14 (r)	3,600,000	3,631,428
0.61%, 9/15/14 (r)	2,000,000	1,994,390
5.25%, 12/1/15	1,500,000	1,628,289
0.62%, 8/15/16 (r)	3,000,000	2,905,260
2.00%, 1/11/18	3,800,000	3,781,923
3.30%, 1/11/23	4,200,000	4,141,448
Bank of America NA, 5.30%, 3/15/17	11,400,000	12,773,461
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,201,150
Bank of New York Mellon Corp.:
1.70%, 11/24/14	2,000,000	2,037,714
2.40%, 1/17/17	2,000,000	2,090,126
Bank of Nova Scotia, 1.85%, 1/12/15	1,800,000	1,839,789
BB&T Corp., 1.60%, 8/15/17	2,000,000	2,019,474
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,537,879
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (e)	2,000,000	2,109,600
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,759,190
2.85%, 12/15/21	750,000	779,396
3.50%, 11/15/42	1,000,000	933,415
Capital One Bank, 3.375%, 2/15/23	4,000,000	3,960,808

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 42

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Capital One Financial Corp.:
2.15%, 3/23/15	$2,000,000	$2,041,014
1.00%, 11/6/15	1,500,000	1,494,420
Cardinal Health, Inc.:
1.70%, 3/15/18	1,000,000	996,920
3.20%, 3/15/23	1,000,000	994,979
CBS Corp., 3.375%, 3/1/22	2,000,000	2,037,086
CC Holdings GS V LLC, 3.849%, 4/15/23 (e)	1,000,000	1,007,463
CenturyLink, Inc.:
5.80%, 3/15/22	4,250,000	4,303,125
7.65%, 3/15/42	4,800,000	4,638,000
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,750,000	1,833,125
5.25%, 3/15/18	1,000,000	1,080,000
Colgate-Palmolive Co.:
1.30%, 1/15/17	1,000,000	1,016,528
2.45%, 11/15/21	2,000,000	2,037,606
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,935,617
Corning, Inc.:
1.45%, 11/15/17	1,200,000	1,205,078
4.75%, 3/15/42	6,500,000	6,623,532
Costco Wholesale Corp., 1.70%, 12/15/19	4,000,000	3,998,700
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,000,000	2,031,776
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,434,016
4.883%, 8/15/40 (e)	3,000,000	3,453,066
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	719,998	814,497
6.036%, 12/10/28	2,499,800	2,932,680
6.943%, 1/10/30	1,320,496	1,643,218
Darden Restaurants, Inc., 3.35%, 11/1/22	1,000,000	951,049
DDR Corp., 4.75%, 4/15/18	3,000,000	3,316,611
Deere & Co.:
2.60%, 6/8/22	1,800,000	1,813,028
3.90%, 6/9/42	1,000,000	987,922
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,578,750
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,300,000	1,304,978
Discover Bank, 8.70%, 11/18/19	948,000	1,266,710
Discover Financial Services:
5.20%, 4/27/22	2,500,000	2,805,178
3.85%, 11/21/22	3,052,000	3,141,387
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,362,782
3.25%, 4/1/23	500,000	507,299
4.875%, 4/1/43	2,800,000	2,864,602
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	986,868
3.20%, 11/15/21	1,000,000	1,040,346
2.70%, 11/15/22	1,000,000	988,358
Duke Realty LP, 4.625%, 5/15/13	4,000,000	4,017,788
Dun & Bradstreet Corp., 3.25%, 12/1/17	1,750,000	1,799,203

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 43

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Eaton Corp.:
2.75%, 11/2/22 (e)	$1,400,000	$1,391,925
4.00%, 11/2/32 (e)	500,000	499,316
4.15%, 11/2/42 (e)	500,000	487,502
eBay, Inc., 2.60%, 7/15/22	1,200,000	1,199,090
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,206,694
5.50%, 12/8/41	1,000,000	1,149,503
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,326,420
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	10,005,000	11,605,800
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	987,543
ERP Operating LP, 4.625%, 12/15/21	2,500,000	2,803,405
Excalibur One 77B LLC, 1.491%, 1/1/25	890,000	884,265
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	1,019,684
Express Scripts Holding Co.:
2.75%, 11/21/14	800,000	823,991
2.65%, 2/15/17	1,500,000	1,571,187
3.90%, 2/15/22	1,500,000	1,609,334
Fidelity National Information Services, Inc., 7.625%, 7/15/17	3,000,000	3,210,000
Fifth Third Bancorp, 0.70%, 12/20/16 (r)	4,000,000	3,937,712
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,198,613
FMC Technologies, Inc.:
2.00%, 10/1/17	1,000,000	1,006,225
3.45%, 10/1/22	1,000,000	1,015,164
Ford Motor Credit Co. LLC:
7.00%, 10/1/13	1,000,000	1,029,727
3.875%, 1/15/15	1,000,000	1,039,566
4.207%, 4/15/16	4,750,000	5,056,442
3.984%, 6/15/16	3,150,000	3,337,283
4.25%, 2/3/17	2,000,000	2,140,364
5.875%, 8/2/21	2,400,000	2,745,434
Gilead Sciences, Inc.:
4.40%, 12/1/21	3,000,000	3,376,881
5.65%, 12/1/41	1,000,000	1,213,547
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,020,205
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	1,006,147
4.20%, 3/18/43	1,000,000	1,013,679
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter
to 6/15/16 (e)(r)(y)*	750,000	9,375
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,225,000	12,048,803
5.75%, 1/24/22	2,500,000	2,906,810
3.625%, 1/22/23	1,000,000	1,007,033
Great River Energy, 5.829%, 7/1/17 (e)	1,803,530	1,957,566
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	1,000,000	1,083,975
Harley-Davidson Financial Services, Inc.:
1.15%, 9/15/15 (e)	2,000,000	2,006,950
2.70%, 3/15/17 (e)	4,200,000	4,337,794
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,153,446
HCP, Inc., 3.75%, 2/1/19	2,000,000	2,155,890
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	2,012,816

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 44

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Hershey Co., 1.50%, 11/1/16	$2,640,000	$2,711,275
Hewlett-Packard Co., 0.687%, 5/30/14 (r)	2,000,000	1,989,078
Hospira, Inc., 6.40%, 5/15/15	2,000,000	2,201,352
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,200,000	1,204,692
HP Enterprise Services LLC, 6.00%, 8/1/13	3,000,000	3,051,564
HSBC Holdings plc, 4.00%, 3/30/22	2,000,000	2,151,856
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,057,840
Ingredion, Inc.:
1.80%, 9/25/17	2,000,000	2,003,856
4.625%, 11/1/20	1,525,000	1,698,495
Intel Corp., 4.80%, 10/1/41	3,625,000	3,828,750
International Business Machines Corp.:
0.875%, 10/31/14	5,000,000	5,039,930
2.90%, 11/1/21	2,000,000	2,096,252
International Finance Corp., 0.50%, 5/16/16	1,000,000	999,874
Jefferies Group LLC, 5.125%, 4/13/18	1,500,000	1,635,000
John Deere Capital Corp.:
2.00%, 1/13/17	1,500,000	1,552,917
2.75%, 3/15/22	2,000,000	2,031,974
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	853,653
JPMorgan Chase & Co.:
1.201%, 1/25/18 (r)	3,000,000	3,019,725
1.80%, 1/25/18	2,000,000	2,010,568
3.20%, 1/25/23	13,200,000	13,178,642
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	2,000,000	2,185,000
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	1,500,000	1,520,667
Laboratory Corporation of America Holdings, 3.75%, 8/23/22	1,000,000	1,026,586
LL & P Wind Energy, Inc. Washington Revenue Bonds,
6.192%, 12/1/27 (e)	5,000,000	4,929,450
Lowe’s Co.’s, Inc.:
3.12%, 4/15/22	1,000,000	1,035,913
4.65%, 4/15/42	650,000	676,254
Markel Corp.:
3.625%, 3/30/23	1,000,000	1,003,795
5.00%, 3/30/43	1,000,000	999,922
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,106,034
5.85%, 3/15/17	2,000,000	2,210,404
Mattel, Inc.:
1.70%, 3/15/18	1,300,000	1,307,082
3.15%, 3/15/23	2,200,000	2,213,017
McKesson Corp.:
2.70%, 12/15/22	1,300,000	1,289,098
2.85%, 3/15/23	1,000,000	1,007,701
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	3,000,000	2,885,790
Methanex Corp.:
3.25%, 12/15/19	1,000,000	1,008,681
5.25%, 3/1/22	2,200,000	2,453,418
Microsoft Corp.:
2.125%, 11/15/22	1,200,000	1,172,909
3.50%, 11/15/42	1,200,000	1,108,146

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 45

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Mohawk Industries, Inc., 3.85%, 2/1/23	$3,000,000	$3,049,806
Nationwide Health Properties, Inc., 6.90%, 10/1/37	2,300,000	2,790,696
New Albertsons, Inc., 8.00%, 5/1/31	4,600,000	3,726,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,522,482
NII Capital Corp.:
10.00%, 8/15/16	2,000,000	1,795,000
7.625%, 4/1/21	5,214,000	3,754,080
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	2,400,000	2,435,350
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	3,017,745
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,105,393
Novartis Capital Corp.:
2.40%, 9/21/22	2,000,000	1,988,404
3.70%, 9/21/42	1,000,000	965,138
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,750,837
Penske Truck Leasing Co. LP / PTL Finance
Corp., 4.25%, 1/17/23 (e)	3,000,000	3,021,609
PepsiCo, Inc.:
2.75%, 3/5/22	6,000,000	6,114,888
2.75%, 3/1/23	1,000,000	1,000,933
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,594,802
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,884,740
Prudential Financial, Inc., 5.80%, 11/16/41	5,400,000	6,235,196
Rogers Communications, Inc., 3.00%, 3/15/23	2,000,000	2,006,986
Royal Bank of Canada, 1.20%, 9/19/17	12,295,000	12,334,996
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,112,890
Simon Property Group LP:
6.125%, 5/30/18	2,500,000	3,054,432
4.125%, 12/1/21	1,500,000	1,658,800
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	4,000,000	4,370,000
St. Jude Medical, Inc., 2.50%, 1/15/16	3,040,000	3,153,435
Standard Chartered plc, 3.95%, 1/11/23 (e)	2,000,000	1,991,878
SunTrust Bank, 0.578%, 8/24/15 (r)	1,000,000	984,609
SunTrust Banks, Inc., 3.50%, 1/20/17	2,000,000	2,141,500
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,395,146
Telefonica Emisiones SAU:
2.582%, 4/26/13	4,000,000	4,003,940
3.992%, 2/16/16	1,000,000	1,042,340
Texas Instruments, Inc., 1.65%, 8/3/19	2,000,000	1,996,992
The Home Depot, Inc., 5.875%, 12/16/36	5,000,000	6,214,480
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	—
Time Warner Cable, Inc.:
4.00%, 9/1/21	5,300,000	5,655,126
5.50%, 9/1/41	1,900,000	1,952,546
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,904,440
5.375%, 10/15/41	2,650,000	2,850,833
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,987,769
Toyota Motor Credit Corp.:
2.05%, 1/12/17	2,000,000	2,068,926
3.30%, 1/12/22	2,000,000	2,120,616
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,076,250

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 46

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Tyco Electronics Group SA:
1.60%, 2/3/15	$1,000,000	$1,011,855
3.50%, 2/3/22	1,000,000	1,018,338
United Parcel Service, Inc.:
1.125%, 10/1/17	1,000,000	1,006,580
2.45%, 10/1/22	1,200,000	1,193,046
US Bancorp, 2.95%, 7/15/22	1,200,000	1,194,270
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,482,139
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,182,678
4.25%, 3/1/22	3,000,000	3,222,801
3.25%, 8/15/22	1,000,000	995,388
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,138,056
3.875%, 12/15/21	1,000,000	1,069,775
4.50%, 2/27/42	1,500,000	1,423,252
Volkswagen International Finance NV, 0.918%, 4/1/14 (e)(r)	5,000,000	5,007,750
Wachovia Bank NA, 0.61%, 3/15/16 (r)	2,000,000	1,975,856
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	13,150,000	13,196,025
Walgreen Co., 3.10%, 9/15/22	2,000,000	1,979,110
Weingarten Realty Investors:
3.375%, 10/15/22	1,000,000	993,229
3.50%, 4/15/23	1,000,000	995,028
Wells Fargo & Co., 3.45%, 2/13/23	1,000,000	1,006,720
Western Union Co., 2.875%, 12/10/17	1,500,000	1,522,370
Whirlpool Corp.:
3.70%, 3/1/23	2,000,000	2,038,410
5.15%, 3/1/43	1,000,000	1,010,648
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,593,784
Willis North America, Inc., 6.20%, 3/28/17	1,225,000	1,395,690
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,943,846
Xerox Corp., 1.68%, 9/13/13 (r)	3,775,000	3,789,564
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,924,312
Zoetis, Inc., 3.25%, 2/1/23 (e)	1,000,000	1,014,083

Total Corporate Bonds (Cost $538,164,756)		559,388,694

MUNICIPAL OBLIGATIONS - 4.8%
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/13	1,585,000	1,577,186
5.58%, 8/1/13	1,085,000	1,098,714
Connecticut Special Tax Obligation Revenue Bonds,
5.459%, 11/1/30	3,800,000	4,625,284
Georgetown University Washington DC Revenue
Bonds, 7.22%, 4/1/19	2,990,000	3,694,892
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,758,790
Michigan Strategic Fund LO Revenue VRDN, 0.40%, 9/1/22 (r)†	2,405,000	2,405,000
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,412,822
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,032,346
Santa Clara Valley California Transportation Authority Revenue
Bonds, 5.876%, 4/1/32	3,025,000	3,695,281

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 47

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Sports & Exhibition Authority of Pittsburgh and Allegheny
County Revenue VRDN, 0.60%, 11/1/39 (r)†	$6,000,000	$6,000,000
Utah GO Bonds, 3.539%, 7/1/25	4,750,000	5,189,375

Total Municipal Obligations (Cost $34,771,690)		37,489,690

FLOATING RATE LOANS(d) - 1.5%
BJ’s Wholesale Club Inc., 4.25%, 9/26/19 (r)	2,000,000	2,008,126
Dell Inc.:
5.00%, 2/28/14 (r)	3,692,300	3,673,838
6.25%, 2/5/21 (r)	2,307,700	2,296,162
Dunkin’ Brands, Inc., 3.75%, 2/11/20 (r)	2,000,000	2,022,084
HJ Heinz Co., 5.00%, 2/14/14 (r)	2,000,000	2,000,000

Total Floating Rate Loans (Cost $11,995,000)		12,000,210

SOVEREIGN GOVERNMENT BONDS - 1.3%
Province of Ontario Canada:
1.65%, 9/27/19	7,090,000	7,081,492
2.45%, 6/29/22	1,240,000	1,243,173
Province of Quebec Canada, 2.625%, 2/13/23	1,525,000	1,531,863

Total Sovereign Government Bonds (Cost $9,863,915)		9,856,528

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES - 2.8%
Freddie Mac:
1.25%, 10/2/19	14,000,000	13,901,146
2.375%, 1/13/22	3,975,000	4,137,176
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,211,328

Total U.S. Government Agencies
and Instrumentalities (Cost $22,129,066)		22,249,650

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
Fannie Mae, 3.00%, 4/3/13	9,810,000	10,118,095

Total U.S. Government Agency Mortgage-Backed
Securities (Cost $10,125,759)		10,118,095

U.S. TREASURY OBLIGATIONS - 7.2%
United States Treasury Bonds:
2.75%, 11/15/42	12,905,000	11,961,322
3.125%, 2/15/43	1,000,000	1,001,875

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 48

	PRINCIPAL
U.S. TREASURY OBLIGATIONS - CONT’D	AMOUNT	VALUE
United States Treasury Notes:
0.25%, 2/28/15	$6,085,000	$6,085,475
0.25%, 3/31/15	9,335,000	9,335,728
0.75%, 2/28/18	2,835,000	2,834,337
2.00%, 2/15/23	25,185,000	25,503,741

Total U.S. Treasury Obligations (Cost $56,302,950)		56,722,478

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.00%, 1/1/14 (b)(i)(r)	3,087,392	2,999,971

Total High Social Impact Investments (Cost $3,087,392)		2,999,971

TIME DEPOSIT - 6.3%
State Street Bank Time Deposit, 0.12%, 4/1/13	49,044,556	49,044,556

Total Time Deposit (Cost $49,044,556)		49,044,556

EQUITY SECURITIES - 0.2%	SHARES
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	340,375
Trust II, Preferred (b)(e)	625,000	340,375
Trust III, Preferred (b)(e)	625,000	340,375
Trust IV, Preferred (b)(e)	625,000	340,375

Total Equity Securities (Cost $2,500,000)		1,361,500

TOTAL INVESTMENTS (Cost $782,895,013) - 102.9%		805,693,171
Other assets and liabilities, net - (2.9%)		(22,778,773)
NET ASSETS - 100%		$782,914,394

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 49

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 29,112,233 shares outstanding	$467,208,670
Class B: 212,408 shares outstanding	4,070,269
Class C: 2,708,301 shares outstanding	42,504,776
Class I: 13,668,536 shares outstanding	217,320,487
Class Y: 2,471,101 shares outstanding	39,369,015
Undistributed net investment income (loss)	(258,571)
Accumulated net realized gain (loss)	(10,092,141)
Net unrealized appreciation (depreciation)	22,791,889

NET ASSETS	$782,914,394

NET ASSETS VALUE PER SHARE
Class A (based on net assets of $473,107,973)	$16.25
Class B (based on net assets of $3,424,860)	$16.12
Class C (based on net assets of $43,743,277)	$16.15
Class I (based on net assets of $222,249,280)	$16.26
Class Y (based on net assets of $40,389,004)	$16.34

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACEAMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	4	6/13	$881,813	$245
10 Year U.S. Treasury Notes	25	6/13	3,299,609	4,938
Total Purchased				$5,183

Sold:
5 Year U.S. Treasury Notes	205	6/13	$25,431,211	($11,452)

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 50

EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2013

EQUITY SECURITIES - 97.1%	SHARES	VALUE
Aerospace & Defense - 1.5%
B/E Aerospace, Inc.*	639,873	$38,577,943

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc	457,416	27,197,955

Beverages - 4.4%
PepsiCo, Inc	595,309	47,094,895
The Coca-Cola Co	1,710,383	69,167,889
		116,262,784

Biotechnology - 3.3%
Gilead Sciences, Inc.*	1,756,548	85,947,894

Capital Markets - 1.7%
T. Rowe Price Group, Inc	610,003	45,670,925

Chemicals - 3.5%
Ecolab, Inc.	1,144,715	91,783,249

Commercial Banks - 3.4%
SunTrust Banks, Inc.	1,158,668	33,381,225
Wells Fargo & Co	1,501,857	55,553,690
		88,934,915

Communications Equipment - 5.1%
Juniper Networks, Inc.*	1,713,776	31,773,407
QUALCOMM, Inc.	1,505,373	100,784,722
		132,558,129

Computers & Peripherals - 3.6%
Apple, Inc. (t)	211,135	93,454,685

Consumer Finance - 3.3%
American Express Co.	1,264,706	85,317,067

Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc.*	375,409	61,217,946

Electrical Equipment - 1.0%
Eaton Corp. plc	429,792	26,324,760

Energy Equipment & Services - 4.9%
Cameron International Corp.*	1,353,948	88,277,410
Noble Corp	1,029,729	39,284,161
		127,561,571

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 51

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Food & Staples Retailing - 6.9%
Costco Wholesale Corp	666,087	$70,678,492
CVS Caremark Corp.	1,987,199	109,276,073
		179,954,565

Health Care Equipment & Supplies - 2.5%
Edwards Lifesciences Corp.*	460,145	37,805,513
Varian Medical Systems, Inc.*	376,970	27,141,840
		64,947,353

Health Care Providers & Services - 2.5%
CIGNA Corp	534,839	33,357,908
DaVita HealthCare Partners, Inc.*	162,711	19,295,897
Express Scripts Holding Co.*	228,753	13,187,610
		65,841,415

Health Care Technology - 0.9%
Cerner Corp.*	249,170	23,608,858

Hotels, Restaurants & Leisure - 2.4%
Starbucks Corp.	1,103,682	62,865,727

Industrial Conglomerates - 4.3%
3M Co.	348,899	37,091,453
Danaher Corp.	1,199,196	74,530,031
		111,621,484

Insurance - 2.1%
Aflac, Inc.	542,806	28,236,768
Aon plc	422,378	25,976,247
		54,213,015

Internet & Catalog Retail - 3.1%
Amazon.com, Inc.*	171,012	45,572,988
priceline.com, Inc.*	52,126	35,859,039
		81,432,027

Internet Software & Services - 4.7%
eBay, Inc.*	487,981	26,458,330
Google, Inc.*	120,911	96,006,961
		122,465,291

IT Services - 4.4%
Cognizant Technology Solutions Corp.*	601,973	46,117,152
International Business Machines Corp.	330,048	70,399,238
		116,516,390

Oil, Gas & Consumable Fuels - 4.3%
QEP Resources, Inc.	1,541,131	49,069,611
Suncor Energy, Inc.	2,083,186	62,516,412
		111,586,023

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 52

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Pharmaceuticals - 6.2%
Allergan, Inc	769,010	$85,844,586
Novartis AG (ADR)	379,357	27,025,393
Perrigo Co.	405,597	48,156,532
		161,026,511

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc	1,110,670	39,406,572

Software - 6.2%
Informatica Corp.*	407,259	14,038,218
Intuit, Inc.	907,230	59,559,649
Microsoft Corp.	3,103,832	88,800,633
		162,398,500

Specialty Retail - 3.8%
Bed Bath & Beyond, Inc.*	453,218	29,196,304
Lowe’s Co.’s, Inc	1,340,650	50,837,448
Ross Stores, Inc	317,950	19,274,129
		99,307,881

Textiles, Apparel & Luxury Goods - 1.6%
Nike, Inc., Class B	691,346	40,796,327

Trading Companies & Distributors - 0.5%
Fastenal Co.	256,893	13,191,456

Venture Capital - 0.2%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	48,822
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	33,450
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	—
Series B, Preferred Warrants (strike price $0.75/share,
expires 8/3/13) (b)(i)*	133,333	—
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	2,655
Digital Directions International, Inc. (a)(b)(i)*	354,389	141,755
Envisionier Medical Technologies, Inc., Warrants (strike price
$.50/share, expires 8/6/20) (b)(i)*	50,000	—
Excent Corp. (b)(i)*	600,745	250,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	487,530
Immunology Partners, Inc.:
Common Stock (b)(i)*	285,706	—
Series B, Preferred (b)(i)*	1,134,830	—
Series C-1, Preferred (b)(i)*	2,542,915	—
Ivy Capital (Proprietary) Ltd. (b)(i)*	17	451,645

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 53

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Venture Capital - Cont’d
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	$407,853
Series B, Preferred (b)(i)*	181,244	307,030
Series C, Preferred (b)(i)*	295,157	500,000
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	107,529
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	—
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	568,736
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	352,410
Series A-2, Preferred (b)(i)*	195,285	134,942
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	200,001
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
The American Academy, Series C, Preferred (b)(i)*	1,612,799	250,000
Village Laundry Services, Inc. (b)(i)*	9,444	30,598
		4,274,956

Total Equity Securities (Cost $1,885,965,604)		2,536,264,174

VENTURE CAPITAL LIMITED	ADJUSTED
PARTNERSHIP INTEREST- 0.3%	BASIS
Adobe Capital Social Mezzanine Fund, LP (b)(i)*	$77,517	62,080
Arborview Capital Partners LP (b)(i)*	311,042	279,573
Blackstone Cleantech Venture Partners (b)(i)*	370,808	264,246
China Environment Fund 2004 (b)(i)*	-	323,050
China Environment Fund III (b)(i)*	972,618	1,121,293
Coastal Ventures III (a)(b)(i)*	125,000	115,935
Core Innovations Capital I (b)(i)*	366,388	283,923
DBL Equity Fund - BAEF II (b)(i)*	593,421	519,709
Ignia Fund I (b)(i)*	797,156	620,483
Impact Ventures II (b)(i)*	727,986	636,642
LeapFrog Financial Inclusion Fund (b)(i)*	655,725	557,914
New Markets Education Partners (a)(b)(i)*	385,000	341,274
New Markets Venture Partners II (b)(i)*	281,119	319,439
Renewable Energy Asia Fund (b)(i)*	1,017,984	835,048
SEAF India International Growth Fund (b)(i)*	326,821	261,004
SJF Ventures II (b)(i)*	561,152	1,132,947
SJF Ventures III (a)(b)(i)*	165,000	131,627
Westly Capital Partners Fund II (b)(i)*	207,437	136,888

Total Venture Capital Limited Partnership
Interest (Cost $7,864,658)		7,943,075

	PRINCIPAL
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	AMOUNT
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 1/15/13 (b)(i)(xx)*	200,000	—
Note II, 7.00%, 1/15/13 (b)(i)(xx)*	100,000	—
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	250,000
Marrone Bio Innovations, Inc., Note, 10.00%, 3/31/14 (b)(i)	200,000	200,000
New Day Farms, Inc., Participation Interest Note, 9.00%,
9/1/12 (a)(b)(i)(v)	6,225	—

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 54

	PRINCIPAL
VENTURE CAPITAL DEBT OBLIGATIONS - CONT’D	AMOUNT	VALUE
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/14 (b)(i)	$100,000	$100,000
Quantum Intech, Inc., Participation Interest Note, 11.50%,
9/10/15 (b)(i)	105,815	105,815
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	400,000
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note II, Series C, 10.00%, 6/30/13 (b)(i)(zz)*	100,000	25,000
Convertible Bridge Note, Series C, 10.00%, 6/30/13 (b)(i)(zz)*	25,000	6,250

Total Venture Capital Debt Obligations (Cost $6,087,040)		4,687,065

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.00%, 1/1/14 (b)(i)(r)	10,833,877	10,527,111

Total High Social Impact Investments (Cost $10,833,877)		10,527,111

TIME DEPOSIT - 2.1%
State Street Bank Time Deposit, 0.12%, 4/1/13	54,804,605	54,804,605

Total Time Deposit (Cost $54,804,605)		54,804,605

TOTAL INVESTMENTS (Cost $1,965,633,301) - 100.1%		2,614,226,030
Other assets and liabilities, net - (0.1%)		(1,450,798)
NET ASSETS - 100%		$2,612,775,232

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 37,365,896 shares outstanding		$1,139,836,970
Class B: 701,557 shares outstanding		6,111,757
Class C: 4,799,216 shares outstanding		130,571,525
Class I: 16,407,639 shares outstanding		646,940,635
Class Y: 2,984,411 shares outstanding		113,668,487
Undistributed net investment income		5,796,286
Accumulated net realized gain (loss)		(78,743,157)
Net unrealized appreciation (depreciation)		648,592,729

NET ASSETS		$2,612,775,232

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 55

NET ASSETS VALUE PER SHARE
Class A (based on net assets of $1,562,620,241)	$41.82
Class B (based on net assets of $24,785,679)	$35.33
Class C (based on net assets of $156,210,270)	$32.55
Class I (based on net assets of $742,310,791)	$45.24
Class Y (based on net assets of $126,848,251)	$42.50

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 56

LARGE CAP CORE PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2013

EQUITY SECURITIES - 92.7%	SHARES	VALUE
Air Freight & Logistics - 2.7%
FedEx Corp	31,852	$3,127,866

Automobiles - 3.8%
Toyota Motor Corp. (ADR)	42,202	4,331,613

Beverages - 3.8%
The Coca-Cola Co	108,551	4,389,802

Biotechnology - 3.9%
Amgen, Inc.	43,103	4,418,489

Capital Markets - 3.9%
Goldman Sachs Group, Inc	30,445	4,479,982

Commercial Banks - 6.3%
Barclays plc (ADR)	151,583	2,692,114
Wells Fargo & Co	122,171	4,519,105
		7,211,219

Communications Equipment - 3.8%
Cisco Systems, Inc.	206,690	4,321,888

Computers & Peripherals - 0.7%
Apple, Inc.	1,911	845,866

Consumer Finance - 0.5%
Capital One Financial Corp	11,140	612,143

Diversified Financial Services - 4.2%
JPMorgan Chase & Co.	102,301	4,855,205

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	125,126	4,590,873
BT Group plc (ADR)	37,913	1,593,483
		6,184,356

Food & Staples Retailing - 3.6%
CVS Caremark Corp.	75,907	4,174,126

Food Products - 5.2%
Campbell Soup Co	53,108	2,408,979
General Mills, Inc.	72,384	3,569,255
		5,978,234

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 57

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Equipment & Supplies - 3.5%
Medtronic, Inc.	80,369	$3,774,128
St. Jude Medical, Inc.	4,736	191,524
		3,965,652

Health Care Providers & Services - 2.6%
DaVita HealthCare Partners, Inc.*	21,565	2,557,394
McKesson Corp.	3,568	385,201
		2,942,595

Industrial Conglomerates - 0.2%
Danaher Corp.	4,360	270,974

Insurance - 3.1%
ACE Ltd.	37,153	3,305,503
Aflac, Inc	5,613	291,988
		3,597,491

Internet & Catalog Retail - 0.5%
Liberty Interactive Corp.*	25,339	541,748

IT Services - 1.8%
Western Union Co	139,758	2,101,960

Machinery - 3.9%
Cummins, Inc	9,610	1,112,934
Dover Corp	46,813	3,411,732
		4,524,666

Media - 10.1%
DIRECTV*	6,711	379,910
Omnicom Group, Inc	51,681	3,044,011
Time Warner Cable, Inc.	29,575	2,840,974
Time Warner, Inc.	76,211	4,391,278
Viacom, Inc., Class B	16,135	993,432
		11,649,605

Multiline Retail - 3.3%
Target Corp.	55,089	3,770,842

Oil, Gas & Consumable Fuels - 4.8%
Denbury Resources, Inc.*	199,233	3,715,695
QEP Resources, Inc.	56,215	1,789,886
		5,505,581

Pharmaceuticals - 2.8%
Roche Holding AG (ADR)	54,923	3,218,488

Software - 6.6%
CA, Inc.	113,756	2,863,239
Symantec Corp.*	188,509	4,652,402
		7,515,641

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 58

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc., Class B	37,884	$1,934,357

Total Equity Securities (Cost $90,153,526)		106,470,389

	PRINCIPAL
TIME DEPOSIT - 7.1%	AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$8,128,590	8,128,590

Total Time Deposit (Cost $8,128,590)		8,128,590

TOTAL INVESTMENTS (Cost $98,282,116) - 99.8%		114,598,979
Other assets and liabilities, net - 0.2%		211,470
NET ASSETS - 100%		$114,810,449

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 2,386,085 shares outstanding		$42,121,194
Class B: 66,689 shares outstanding		1,077,108
Class C: 437,658 shares outstanding		7,540,295
Class I: 2,625,767 shares outstanding		47,505,010
Undistributed net investment income		252,754
Accumulated net realized gain (loss)		(2,927)
Net unrealized appreciation (depreciation) on investments and
assets and liabilities denominated in foreign currencies		16,317,015

NET ASSETS		$114,810,449

NET ASSETS VALUE PER SHARE
Class A (based on net assets of $49,649,370)		$20.81
Class B (based on net assets of $1,235,272)		$18.52
Class C (based on net assets of $8,314,761)		$19.00
Class I (based on net assets of $55,611,046)		$21.18

See notes to statements of net assets and notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 59

NOTES TO STATEMENTS OF NET ASSETS

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (LIBOR) or other short-term rates.  The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.3% of the net assets for Balanced Portfolio, 0.4% for Bond Portfolio, and 1.0% for Equity Portfolio.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 5,500 shares of Oneok, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(t) 40,000 shares of Apple Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v)Security is in default for principal and interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This securities are no longer accruing interest.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 60

(xx) Restructured from an original maturity date of September 15, 2010. Security is currently in default and no longer accruing interest.

(zz) Restructured from an original maturity date of September 30, 2010. This security is no longer accruing interest.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

* Non-income producing security.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
ADR: American Depositary Receipts
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 61

BALANCED PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	196,385
Calvert Social Investment Foundation Notes, 1.04%,
7/1/13	7/1/10	4,266,666
CFBanc Corp	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	343,796
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating
Trust LP	4/26/07	—
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	268,964
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity
Fund III LP	4/16/97 - 2/12/01	72,089
Kickboard, Series A, Preferred	2/12/13	285,329
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP,
6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	184,585
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

BOND PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.00%, 1/1/14	7/1/09	$3,087,392

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 62

EQUITY PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Adobe Capital Social Mezzanine Fund, LP	2/8/13	77,517
Arborview Capital Partners LP	11/13/12 - 1/30/13	311,042
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	400,000
Series B, Preferred Warrants (strike price $0.75/share,
expires 8/3/13)	8/4/10	—
Blackstone Cleantech Venture Partners LP	7/29/10 - 1/18/13	370,808
Calvert Social Investment Foundation Notes, 1.00%,
1/1/14	1/2/13	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 1/17/13	972,618
Coastal Ventures III LP	7/30/12	125,000
Core Innovations Capital I LP	1/6/11 - 3/7/13	366,388
DBL Equity Fund - BAEF II LP	3/30/11 - 3/26/13	593,421
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	—
Note I, 7.00%, 1/15/13	12/14/09	200,000
Note II, 7.00%, 1/15/13	8/5/10	100,000
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Ignia Fund I LP	1/28/10 - 3/22/13	797,156
Immunology Partners, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
Impact Ventures II LP	9/8/10 - 12/12/12	727,986
Ivy Capital (Proprietary) Ltd	9/12/12	496,026
LeapFrog Financial Inclusion Fund LP	1/20/10 - 3/5/13	655,725
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
Note, 10.00%, 3/31/14	3/15/12	200,000
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share,
expires 9/15/14)	9/23/09	16,908

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 63

EQUITY PORTFOLIO
RESTRICTED SECURITIES - CONT’D	ACQUISITION DATES	COST
New Day Farms, Inc.:
Series B, Preferred	3/12/09	$500,000
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 3/25/13	385,000
New Markets Venture Partners II LP	7/21/08 - 12/19/12	281,119
One Earth Group Ltd., Convertible Note 5.00%, 12/31/14	12/21/12	100,000
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Quantum Intech, Inc., Participation Interest Note, 11.50%,
9/10/15	10/5/10 - 2/7/13	105,815
Renewable Energy Asia Fund LP	9/29/10 - 1/18/13	1,017,984
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	326,821
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	561,152
SJF Ventures III LP	2/6/12	165,000
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note, Series C, 10.00%, 6/30/13	10/29/09	25,000
Convertible Bridge Note II, Series C, 10.00%, 6/30/13	11/9/10	100,000
The American Academy, Series C, Preferred	3/27/13	250,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 11/5/12	207,437

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 64

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

	MONEY
	MARKET	BALANCED	BOND
NET INVESTMENT INCOME	PORTFOLIO	PORTFOLIO	PORTFOLIO
Investment Income:
Interest income	$158,553	$2,965,131	$11,876,646
Dividend income	—	2,231,486	16,383
Total investment income	158,553	5,196,617	11,893,029

Expenses:
Investment advisory fee	192,006	1,088,042	1,341,063
Transfer agency fees and expenses	150,827	400,808	549,689
Administrative fees	128,004	682,501	942,519
Distribution Plan expenses:
Class A	—	518,138	472,467
Class B	—	35,603	19,610
Class C	—	155,356	224,643
Trustees’ fees and expenses	7,394	30,002	44,810
Custodian fees	9,398	52,436	45,200
Registration fees	9,741	25,807	30,190
Reports to shareholders	9,056	80,189	82,112
Professional fees	14,081	27,113	36,989
Miscellaneous	15,024	59,893	(27,806)
Total expenses	535,531	3,155,888	3,761,486
Reimbursement from Advisor:
Class O	(381,770)	—	—
Class B	—	(26)	(1,573)
Fees paid indirectly	(2,105)	(262)	(422)
Net expenses	151,656	3,155,600	3,759,491

NET INVESTMENT INCOME	6,897	2,041,017	8,133,538

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	218	12,535,532	(6,779,541)
Futures	—	15,491	(46,157)
	218	12,551,023	(6,825,698)

Change in unrealized appreciation (depreciation) on:
Investments	—	12,217,090	3,842,165
Futures	—	2,812	163,624
	—	12,219,902	4,005,789

NET REALIZED AND UNREALIZED
GAIN (LOSS)	218	24,770,925	(2,819,909)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,115	$26,811,942	$5,313,629

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 65

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

	EQUITY	LARGE CAP CORE
NET INVESTMENT INCOME	PORTFOLIO	PORTFOLIO
Investment Income:
Interest income	$312,310	$3,034
Dividend income (net of foreign taxes withheld of
$224,618 and $20,912, respectively)	19,898,243	1,032,217
Total investment income	20,210,553	1,035,251

Expenses:
Investment advisory fee	6,086,604	351,258
Transfer agency fees and expenses	1,608,186	61,825
Administrative fees	2,118,397	63,384
Distribution Plan expenses:
Class A	1,862,827	55,131
Class B	130,395	6,511
Class C	744,746	37,829
Trustees’ fees and expenses	143,454	5,842
Custodian fees	67,076	12,923
Registration fees	39,658	22,941
Reports to shareholders	290,201	11,087
Professional fees	85,509	17,561
Miscellaneous	132,044	9,710
Total expenses	13,309,097	656,002
Reimbursement from Advisor:
Class B	—	(2,297)
Fees waived	(116,470)	(100,556)
Fees paid indirectly	(1,034)	(84)
Net expenses	13,191,593	553,065

NET INVESTMENT INCOME	7,018,960	482,186

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	27,735,107	5,318,919
Foreign currency transactions	(1,787)	(28)
	27,733,320	5,318,891

Change in unrealized appreciation (depreciation) on:
Investments	177,687,428	7,339,848
Assets and liabilities denominated in foreign currencies	—	152
	177,687,428	7,340,000

NET REALIZED AND UNREALIZED
GAIN (LOSS)	205,420,748	12,658,891

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$212,439,708	$13,141,077

See notes to financial statements.

 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 66

MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$6,897	$29,799
Net realized gain (loss)	218	(38)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,115	29,761

Distributions to shareholders from:
Net investment income	(27,381)	(14,056)

Capital share transactions:
Shares sold	28,704,917	63,658,972
Reinvestment of distributions	26,409	12,483
Shares redeemed	(35,113,600)	(72,787,684)
Capital contribution	71,729	—
Total capital share transactions	(6,310,545)	(9,116,229)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,330,811)	(9,100,524)

NET ASSETS
Beginning of period	133,494,431	142,594,955
End of period (including undistributed net investment
income of $500 and $20,984, respectively)	$127,163,620	$133,494,431

CAPITAL SHARE ACTIVITY
Shares sold	28,704,917	63,658,972
Reinvestment of distributions	26,409	12,483
Shares redeemed	(35,113,600)	(72,787,684)
Total capital share activity	(6,382,274)	(9,116,229)

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 67

BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$2,041,017	$3,525,343
Net realized gain (loss)	12,551,023	10,531,153
Change in unrealized appreciation (depreciation)	12,219,902	66,614,808

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,811,942	80,671,304

Distributions to shareholders from:
Net investment income:
Class A shares	(1,787,027)	(3,514,382)
Class B shares	—	(1,243)
Class C shares	(15,208)	(13,808)
Class I shares	(198,606)	(83,682)
Total distributions	(2,000,841)	(3,613,115)

Capital share transactions:
Shares sold:
Class A shares	19,594,946	43,821,226
Class B shares	137,755	307,119
Class C shares	4,109,320	5,299,107
Class I shares	1,630,010	27,118,674
Reinvestment of distributions:
Class A shares	1,659,629	3,280,524
Class B shares	—	1,154
Class C shares	12,161	10,642
Class I shares	198,606	83,682
Redemption fees:
Class A shares	662	3,359
Class B shares	432	—
Class C shares	4	665
Shares redeemed:
Class A shares	(26,929,752)	(75,270,593)
Class B shares	(1,592,087)	(3,244,601)
Class C shares	(1,473,352)	(4,330,702)
Class I shares	(986,626)	(596,275)
Total capital share transactions	(3,638,292)	(3,516,019)

TOTALINCREASE (DECREASE) IN NET ASSETS	21,172,809	73,542,170

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 68

BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
NET ASSETS	2013	2012
Beginning of period	$514,718,998	$441,176,828
End of period (including undistributed net investment
income of $144,337 and $104,161, respectively)	$535,891,807	$514,718,998

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	628,752	1,482,360
Class B shares	4,480	10,393
Class C shares	134,610	183,753
Class I shares	51,809	897,699
Reinvestment of distributions:
Class A shares	53,258	111,822
Class B shares	—	42
Class C shares	405	390
Class I shares	6,278	2,719
Shares redeemed:
Class A shares	(871,584)	(2,554,674)
Class B shares	(51,826)	(111,741)
Class C shares	(48,276)	(150,904)
Class I shares	(31,377)	(19,970)
Total capital share activity	(123,471)	(148,111)

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 69

BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$8,133,538	$20,753,149
Net realized gain (loss)	(6,825,698)	12,922,759
Change in unrealized appreciation (depreciation)	4,005,789	30,583,575

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,313,629	64,259,483

Distributions to shareholders from:
Net investment income:
Class A shares	(4,989,956)	(12,398,071)
Class B shares	(19,998)	(76,228)
Class C shares	(297,795)	(819,563)
Class I shares	(2,813,770)	(6,956,306)
Class Y shares	(459,090)	(841,612)
Net realized gain:
Class A shares	(7,502,401)	(5,304,000)
Class B shares	(65,325)	(56,321)
Class C shares	(722,646)	(491,117)
Class I shares	(3,211,527)	(2,426,790)
Class Y shares	(595,805)	(285,072)
Total distributions	(20,678,313)	(29,655,080)

Capital share transactions:
Shares sold:
Class A shares	45,824,419	91,917,200
Class B shares	112,866	321,055
Class C shares	3,483,106	7,187,289
Class I shares	36,381,761	69,712,757
Class Y shares	9,614,269	14,635,974
Reinvestment of distributions:
Class A shares	10,958,476	15,477,340
Class B shares	73,302	111,996
Class C shares	753,683	920,095
Class I shares	5,952,920	8,664,434
Class Y shares	404,492	421,089
Redemption fees:
Class A shares	2,328	9,317
Class C shares	10	99
Class I shares	60	987
Class Y shares	1,145	1,387

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 70

BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS - (CONT’D)	2013	2012
Capital share transactions (cont’d):
Shares redeemed:
Class A shares	($ 48,142,240)	($171,499,957)
Class B shares	(942,875)	(2,003,400)
Class C shares	(5,547,197)	(11,325,834)
Class I shares	(18,814,091)	(110,075,324)
Class Y shares	(4,266,269)	(8,073,724)
Total capital share transactions	35,850,165	(93,597,220)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,485,481	(58,992,817)

NET ASSETS
Beginning of period	762,428,913	821,421,730
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $258,571 and $188,500, respectively)	$782,914,394	$762,428,913

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,790,052	5,746,422
Class B shares	6,875	20,302
Class C shares	213,564	452,206
Class I shares	2,226,231	4,351,438
Class Y shares	582,749	905,575
Reinvestment of distributions:
Class A shares	668,823	973,112
Class B shares	4,508	7,118
Class C shares	46,275	58,264
Class I shares	363,180	543,375
Class Y shares	24,560	26,258
Shares redeemed:
Class A shares	(2,940,931)	(10,737,459)
Class B shares	(58,222)	(126,296)
Class C shares	(341,451)	(711,423)
Class I shares	(1,145,996)	(6,850,289)
Class Y shares	(259,542)	(502,190)
Total capital share activity	2,180,675	(5,843,587)

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 71

EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income (loss)	$7,018,960	($ 1,096,840)
Net realized gain (loss)	27,733,320	52,162,561
Change in unrealized appreciation (depreciation)	177,687,428	415,531,931

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	212,439,708	466,597,652

Distributions to shareholders from:
Net investment income:
Class A shares	(279,812)	—
Class I shares	(640,600)	—
Class Y shares	(79,396)	—
Net realized gain:
Class A shares	(2,093,651)	(66,707,433)
Class B shares	(44,442)	(2,017,670)
Class C shares	(266,838)	(8,512,283)
Class I shares	(863,848)	(26,124,236)
Class Y shares	(152,811)	(3,483,367)
Total distributions	(4,421,398)	(106,844,989)

Capital share transactions:
Shares sold:
Class A shares	99,144,426	244,472,641
Class B shares	50,653	299,827
Class C shares	5,957,158	15,390,147
Class I shares	84,840,476	142,575,757
Class Y shares	24,917,535	51,047,979
Reinvestment of distributions:
Class A shares	2,171,146	62,310,298
Class B shares	40,654	1,794,414
Class C shares	211,995	6,591,046
Class I shares	1,380,789	23,817,881
Class Y shares	132,181	2,139,558
Redemption fees:
Class A shares	5,513	22,795
Class C shares	48	294
Class I shares	386	5,788
Class Y shares	2,896	2,938

See notes to financial statements.

 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 72

EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS - (CONT’D)	2013	2012
Capital share transactions (cont’d):
Shares redeemed:
Class A shares	($ 63,961,334)	($326,998,558)
Class B shares	(5,686,276)	(14,326,054)
Class C shares	(11,932,355)	(24,410,771)
Class I shares	(69,962,284)	(133,613,985)
Class Y shares	(15,005,244)	(26,458,000)
Total capital share transactions	(47,691,637)	24,663,995

TOTALINCREASE (DECREASE) IN NET ASSETS	160,326,673	384,416,658

NET ASSETS
Beginning of period	2,452,448,559	2,068,031,901
End of period (including undistributed net investment income and undistributed net investment loss of $5,796,286 and
$222,866, respectively)	$2,612,775,232	$2,452,448,559

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,513,217	6,777,796
Class B shares	1,523	9,913
Class C shares	193,465	547,667
Class I shares	1,972,498	3,667,764
Class Y shares	625,881	1,395,316
Reinvestment of distributions:
Class A shares	56,822	1,828,354
Class B shares	1,256	61,600
Class C shares	7,114	246,027
Class I shares	33,440	650,051
Class Y shares	3,406	62,052
Shares redeemed:
Class A shares	(4,187,077)	(9,042,710)
Class B shares	(170,656)	(464,584)
Class C shares	(390,681)	(860,799)
Class I shares	(1,658,389)	(3,470,609)
Class Y shares	(377,495)	(720,937)
Total capital share activity	(1,375,676)	686,901

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 73

LARGE CAP CORE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$482,186	$829,689
Net realized gain (loss)	5,318,891	6,470,959
Change in unrealized appreciation (depreciation)	7,340,000	9,431,883

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,141,077	16,732,531

Distributions to shareholders from:
Net investment income:
Class A shares	(306,547)	(269,317)
Class I shares	(486,395)	(443,599)
Net realized gain:
Class A shares	(55,863)	—
Class B shares	(1,924)	—
Class C shares	(10,413)	—
Class I shares	(58,612)	—
Total distributions	(919,754)	(712,916)

Capital share transactions:
Shares sold:
Class A shares	5,829,180	9,947,198
Class B shares	6,670	6,060
Class C shares	638,831	1,050,293
Class I shares	9,469,775	11,131,286
Reinvestment of distributions:
Class A shares	321,792	243,305
Class B shares	1,697	—
Class C shares	8,142	—
Class I shares	545,007	443,599
Redemption fees:
Class A shares	97	475
Class C shares	72	—
Shares redeemed:
Class A shares	(3,213,935)	(8,252,016)
Class B shares	(306,672)	(659,854)
Class C shares	(472,555)	(1,111,663)
Class I shares	(4,095,304)	(5,846,810)
Total capital share transactions	8,732,797	6,951,873

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,954,120	22,971,488

NET ASSETS
Beginning of period	93,856,329	70,884,841
End of period (including undistributed net investment income
of $252,754 and $563,510, respectively)	$114,810,449	$93,856,329

See notes to financial statements.

 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 74

LARGE CAP CORE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	302,793	570,927
Class B shares	385	416
Class C shares	36,117	64,809
Class I shares	468,939	629,308
Reinvestment of distributions:
Class A shares	17,383	14,863
Class B shares	104	—
Class C shares	486	—
Class I shares	28,952	26,707
Shares redeemed:
Class A shares	(169,009)	(473,846)
Class B shares	(17,777)	(42,001)
Class C shares	(26,500)	(68,794)
Class I shares	(204,365)	(332,842)
Total capital share activity	437,508	389,547

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 75

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Large Cap Core (formerly known as Enhanced Equity) (the “Portfolios”). Money Market, Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market offers Class O shares, which are sold without a sales charge. Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, and Class I shares. Bond and Equity also offer Class Y shares. Effective April 30, 2013, Balanced and Large Cap Core will also begin to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 76

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical securities Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 77

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 78

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Balanced	$13,405,830	2.5%
Bond	4,361,471	0.6%
Equity	27,432,207	1.0%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

MONEY MARKET	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal obligations	—	$2,346,335	—	$2,346,335
U.S. government obligations	—	18,075,922	—	18,075,922
Variable rate demand notes	—	106,200,650	—	106,200,650
Other debt obligations	—	585,665	—	585,665
TOTAL	—	$127,208,572	—	$127,208,572

*For a complete listing of investments, please refer to the Statement of Net Assets.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 79

BALANCED	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$4,592,505	—	$4,592,505
Collateralized mortgage-backed
obligations	—	495,989	—	495,989
Commercial mortgage-backed
securities	—	6,563,893	—	6,563,893
Corporate debt	—	141,778,230	__	141,778,230
Equity securities*	$312,003,035	1,089,200	—	313,092,235	***
Municipal obligations	—	11,471,811	—	11,471,811
Other debt obligations	—	25,307,533	—	25,307,533
U.S. government obligations	—	31,146,682	—	31,146,682
Venture capital	15,000	—	$8,084,341	8,099,341
TOTAL	$312,018,035	$222,445,843	$8,084,341	$542,548,219
Other financial instruments**	($949)	—	—	($949)

* For further breakdown of equity securities by industry, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

*** Exclusive of $4,973,231 venture capital equity shown in the venture capital heading.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	CORPORATE BONDS		VENTURE CAPITAL	TOTAL
Balance as of 9/30/12	$953,783		$8,411,635	$9,365,418
Accrued discounts/premiums	(18,473)		—	(18,473)
Realized gain (loss)	(73,817)		(279,403)	(73,817)
Change in unrealized appreciation (depreciation)	341,224		328,186	61,821
Purchases	85,390		(376,077)	413,576
Sales	(534,388)		—	(910,465)
Transfers in and/or out of Level 3[1]	(753,719)	[2]	—	(753,719)
Balance as of 3/31/13	—		$8,084,341	$8,084,341

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the six months ended March 31, 2013, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $61,821. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 80

BOND		VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$13,018,136	—	$13,018,136
Collateralized mortgage-backed
obligations	—	2,152,564	—	2,152,564
Commercial mortgage-backed
securities	—	29,291,099	—	29,291,099
Corporate bonds	—	559,388,694	—	559,388,694
Municipal obligations	—	37,489,690	—	37,489,690
U.S. government obligations	—	89,090,223	—	89,090,223
Other debt obligations	—	73,901,265	—	73,901,265
Equity securities	—	1,361,500	—	1,361,500
TOTAL	—	$805,693,171	—	$805,693,171

Other financial instruments**	($6,269)	—	—	($6,269)

* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

EQUITY		VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Equity securities*	$2,531,989,218	—	—		$2,531,989,218	**
Other debt obligations	—	$65,331,716	—		65,331,716
Venture capital	—	—	$16,905,096		16,905,096
TOTAL	$2,531,989,218	$65,331,716	$16,905,096	***	$2,614,226,030

* For further breakdown of equity securities by industry, please refer to the Statement of Net Assets. ** Exclusive of $4,274,956 venture capital equity shown in the venture capital equities heading

*** Level 3 securities represent 0.6% of net assets.

LARGE CAP CORE		VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities *	$106,470,389	—	—	$106,470,389
Time deposit	—	$8,128,590	—	8,128,590
TOTAL	$106,470,389	$8,128,590	—	$114,598,979

* For further breakdown of equity securities by industry, please refer to the Statement of Net Assets.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 81

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Balanced and Bond used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. The Fund’s futures contracts at period end are presented in the Statement of Net Assets.

During the period, Bond and Balanced invested in 2 year, 5 year and 10 year U.S. Treasury Bond Futures. The volume of activity varied throughout the period with a weighted average of 118 and 48 contracts and $1,433,023 and $4,494,287 weighted average notional value, respectively.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 82

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Statements of Net Assets.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Statements of Net Assets on pages 60-61). A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 83

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Balanced, Bond, Equity, and Large Cap Core each charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates.

For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

Money Market	.30%
Balanced:
First $500 Million	.425%
Next $500 Million	.40%
Over $1 Billion	.375%

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 84

Bond:
First $1 Billion	.35%
Over $1 Billion	.325%
Equity:
First $2 Billion	.50%
Next $1 Billion	.475%
Over $3 Billion	.45%
Large Cap Core:
First $250 Million	.60%
Over $250 Million	.55%

Under the terms of the agreement, $32,483, $190,759, $230,822, $1,061,053, and $47,582 was payable at period end for Money Market, Balanced, Bond, Equity, and Large Cap Core, respectively. In addition, $124,889, $150,363, $354,136, and $29,876 was payable at period end for operating expenses paid by the Advisor during March 2013 for Balanced, Bond, Equity, and Large Cap Core, respectively. In addition, $13,566 was receivable at period end from the Advisor for reimbursement of operating expenses for Money Market. For the six months ended March 31, 2013, the Advisor voluntarily waived $116,470 and $100,556 of its fee for Equity and Large Cap Core, respectively.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014 for Money Market Class O, Balanced Class I, Bond Class Y, Equity Class Y, and Large Cap Core Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit any acquired fund fees and expenses, if any. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The contractual expense caps are as follows: .875% for Money Market Class O, .72% for Balanced Class I, .92% for Bond Class Y, .96% for Equity Class Y, and .81% for Large Cap Core Class I.

During the six months ended March 31, 2013, the Advisor voluntarily reimbursed expenses of $381,770 in Class O shares of Money Market to maintain a positive yield. The Advisor also voluntarily reimbursed expenses of $1,573 and $2,297 for Class B shares of Bond and Large Cap Core during the six months ended March 31, 2013.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services for the Fund for an annual fee, payable monthly, based on the following annual rates of average daily net assets:

Money Market	.20%
Balanced (Class A, B, & C)	.275%
Balanced (Class I)	.125%
Bond (Class A, B, C & Y)	.30%

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 85

Bond (Class I)	.10%
Equity (Class A, B, C & Y)	.20%
Equity (Class I)	.10%
Large Cap Core (Class A, B, & C)	.15%
Large Cap Core (Class I)	.10%

Under the terms of the agreement $21,656, $119,817, $161,052, $376,967, and $11,997 was payable at period end for Money Market, Balanced, Bond, Equity, and Large Cap Core, respectively.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The distribution expenses of Money Market are limited to .25% of annual average daily net assets; however, CID is not currently charging any Distribution Plan expenses for Money Market. The expenses paid for Class A may not exceed .35% of the annual average daily net assets of Balanced and Bond and .25% of those of Equity and Large Cap Core. The amount actually paid by Class A of Balanced, Bond, Equity, and Large Cap Core is an annualized fee, payable monthly, of .25% (for Balanced only on assets over $30 million), .20%, .25%, and .25%, respectively, of each Classes’ average daily net assets. The expenses paid for Class B and Class C may not exceed 1.00% of the annual average daily net assets of Balanced, Bond, Equity, and Large Cap Core. The amount actually paid, is an annualized fee, payable monthly of 1.00%, of each Classes’ average daily net assets. Class I for Balanced, Bond, Equity, and Large Cap Core, and Class Y for Bond and Equity do not have Distribution Plan expenses. Under the terms of the agreement $124,960, $120,506, $481,323, and $18,496 was payable at period end for Balanced, Bond, Equity, and Large Cap Core, respectively.

CID received the following amounts as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013: $81,291 for Balanced, $43,188 for Bond, $99,522 for Equity, and $12,628 for Large Cap Core.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $64,098, $83,672, $63,093, $189,382, and $10,750 for the six months ended March 31, 2013 for Money Market, Balanced, Bond, Equity, and Large Cap Core, respectively. Under the terms of the agreement, $10,569, $14,110, $10,620, $31,523 and $1,815 was payable at period end for Money Market, Balanced, Bond, Equity, and Large Cap Core, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) nonprofit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 86

Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of $3,000 for each regular Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each regular Committee meeting attended ($1,000 for special Audit Committee meetings). Trustee’s fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were:

				LARGE CAP
	BALANCED	BOND	EQUITY	CORE
Purchases	$145,658,156	$317,388,206	$298,033,372	$62,594,299
Sales	143,327,400	321,640,342	278,901,611	59,638,240

U.S. Government security purchases and sales were:

	BALANCED	BOND
Purchases	$147,690,914	$513,936,691
Sales	143,878,254	500,037,075

Money Market held only short-term investments.

The Portfolios may purchase securities, typically short-term variable rate demand notes, from or sell to other Portfolios managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2013, such purchase and sales transactions and the related realized gains and losses were:

	MONEY MARKET	BALANCED	BOND
Purchases	$29,220,000	-	-
Sales	29,970,000	$2,550,938	$4,058,938
Realized gain (loss)	-	19,302	16,016

CAPITAL LOSS CARRYFORWARDS
	MONEY			LARGE CAP
	MARKET	BALANCED	EQUITY	CORE
EXPIRATION DATE
30-Sep-13	($6,183)	-	-	-
30-Sep-14	(211)	-	-	-
30-Sep-15	(2,100)	-	-	-
30-Sep-17	-	-	($104,797,955)	-
30-Sep-18	-	($18,765,622)	-	($5,174,399)
30-Sep-19	(348)	-	-	-

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 87

	MONEY			LARGE CAP
	MARKET	BALANCED	EQUITY	CORE
NO EXPIRATION DATE
Short-term	(168)	-	-	-
Long-term	(103)	-	-	-

* Equity’s use of net capital loss carryforwards acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Balanced intends to elect to defer net capital losses of $326,350 incurred from November 1, 2011 through September 30, 2012 and treat them as arising in the fiscal year ending September 30, 2013. Equity intends to elect to defer net ordinary losses of $222,866 incurred from January 1, 2012 through September 30, 2012 and treat them as arising in the fiscal year ending September 30, 2013.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	MONEY
	MARKET	BALANCED	BOND
Unrealized appreciation	—	$81,653,369	$29,924,927
Unrealized (depreciation)	—	(14,915,436)	(7,919,529)
Net unrealized appreciation/(depreciation)	—	$66,737,933	$22,005,398

Federal income tax cost of investments	$127,208,572	$475,810,287	$783,687,773

		LARGE CAP
	EQUITY	CORE
Unrealized appreciation	$672,959,060	$16,985,437
Unrealized (depreciation)	(25,280,877)	(673,342)
Net unrealized appreciation/(depreciation)	$647,678,183	$16,312,095
Federal income tax cost of investments	$1,966,547,847	$98,286,884

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. Balanced, Bond, Equity, and Large Cap Core had no borrowings under the agreement during the six months ended March 31, 2013. Money Market had no loans outstanding pursuant to this line of credit at March 31, 2013. For the six months ended March 31, 2013, borrowings by Money Market under the agreement were as follows:

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 88

		WEIGHTED		MONTH OF
	AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
	DAILY	INTEREST	AMOUNT	AMOUNT
PORTFOLIO	BALANCE	RATE	BORROWED	BORROWED
Money Market	$5,710	1.46%	$840,042	December 2012

NOTE E — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of March 31, 2013 are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$196,385	$13,285
GEEMF Partners LP	—	136,216
Kickboard, Inc.	285,329	285,328
TOTALS	$481,714	$434,829

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$125,000	$115,935
Digital Directions International, Inc.	683,778	141,755
Global Resource Options, Inc.	3,200,178	487,530
New Day Farms, Inc.	506,225	—
New Markets Education Partners, LP	385,000	341,274
SJF Ventures III, LP	165,000	131,627
Shangri La Farms, Ltd.		200,000
200,001
TOTALS	$5,265,181	$1,418,122

NOTE F – SUBSEQUENT EVENTS

Effective April 30, 2013, Balanced and Large Cap Core will begin to offer Class Y Shares.

In preparing the financial statements as of March 31, 2013, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

NOTE G — OTHER

On October 19, 2011, the Advisor determined that it was necessary to change the price at which one of the Balanced and Bond portfolio holdings was then being fair valued. The Advisor subsequently determined that it was appropriate to change the fair value prices at which that portfolio holding as well as certain related holdings had been carried from March 2008 through the Portfolios’ fiscal year end at September 30, 2011. The adjustments also had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the period. Accordingly, in

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 89

order to correct these shareholder trades, the Advisor contributed $206,623 and $3,320,907 to the Balanced and Bond Portfolios, respectively, on December 27, 2011, for the benefit of affected shareholders.

NOTE H — CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $60,000 and $6,607,384, respectively, at March 31, 2013.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 90

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
	2013		2012	2011
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	****		****	****
Distributions from:
Net investment income	*****		*****	*****
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.02%		.01%	.01%
Ratios to average net assets:A
Net investment income	.01	% (a)	.02%	.01%
Total expenses	.84	% (a)	.84%	.84%
Expenses before offsets	.24	% (a)	.23%	.30%
Net expenses	.24	% (a)	.23%	.30%
Net assets, ending (in thousands)	$127,164		$133,494	$142,595

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2010		2009	2008
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	****		.011	.029
Distributions from:
Net investment income	*****		(.011)	(.029)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		1.15%	2.90%
Ratios to average net assets:A
Net investment income	.01%		1.13%	2.83%
Total expenses	.83%		.84%	.79%
Expenses before offsets	.55%		.84%	.79%
Net expenses	.54%		.84%	.78%
Net assets, ending (in thousands)	$144,575		$169,485	$186,311

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 91

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.81		$26.19	$25.94
Income from investment operations:
Net investment income	.13		.23	.29
Net realized and unrealized gain (loss)	1.51		4.62	.22
Total from investment operations	1.64		4.85	.51
Distributions from:
Net investment income	(.13)		(.23)	(.26)
Net realized gain	—		—	—
Total distributions	(.13)		(.23)	(.26)
Total increase (decrease) in net asset value	1.51		4.62	.25
Net asset value, ending	$32.32		$30.81	$26.19

Total return*	5.32%		18.58%	1.94%
Ratios to average net assets: A
Net investment income	.83	% (a)	.78%	1.04%
Total expenses	1.20	% (a)	1.22%	1.22%
Expenses before offsets	1.20	% (a)	1.22%	1.22%
Net expenses	1.20	% (a)	1.22%	1.22%
Portfolio turnover	58%		145%	100%
Net assets, ending (in thousands)	$463,485		$447,678	$405,716

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010	(z)	2009	2008
Net asset value, beginning	$24.02		$25.03	$31.37
Income from investment operations:
Net investment income	.27		.40	.57
Net realized and unrealized gain (loss)	1.91		(1.03)	(4.72)
Total from investment operations	2.18		(.63)	(4.15)
Distributions from:
Net investment income	(.26)		(.38)	(.56)
Net realized gain	—		***	(1.63)
Total distributions	(.26)		(.38)	(2.19)
Total increase (decrease) in net asset value	1.92		(1.01)	(6.34)
Net asset value, ending	$25.94		$24.02	$25.03

Total return*	9.12%		(2.29%)	(14.13%)
Ratios to average net assets: A
Net investment income	1.08%		1.87%	2.03%
Total expenses	1.23%		1.28%	1.21%
Expenses before offsets	1.23%		1.28%	1.21%
Net expenses	1.23%		1.28%	1.20%
Portfolio turnover	75%		57%	77%
Net assets, ending (in thousands)	$419,363		$404,542	$434,069

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 92

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.47		$25.96	$25.73
Income from investment operations:
Net investment income (loss)	(.04)		(.07)	******
Net realized and unrealized gain (loss)	1.49		4.58	.23
Total from investment operations	1.45		4.51	.23
Distributions from:
Net investment income	—		***	—
Net realized gain	—		—	—
Total distributions	—		—	—
Total increase (decrease) in net asset value	1.45		4.51	.23
Net asset value, ending	$31.92		$30.47	$25.96

Total return*	4.76%		17.39%	.89%
Ratios to average net assets:A
Net investment income (loss)	(.26	%) (a)	(.23%)	.01%
Total expenses	2.29	% (a)	2.23%	2.24%
Expenses before offsets	2.29	% (a)	2.23%	2.24%
Net expenses	2.29	% (a)	2.23%	2.24%
Portfolio turnover	58%		145%	100%
Net assets, ending (in thousands)	$6,696		$7,835	$9,306

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2010	(z)	2009	2008
Net asset value, beginning	$23.83		$24.84	$31.13
Income from investment operations:
Net investment income	.01		.13	.28
Net realized and unrealized gain (loss)	1.90		(.99)	(4.66)
Total from investment operations	1.91		(.86)	(4.38)
Distributions from:
Net investment income	(.01)		(.15)	(.28)
Net realized gain	—		***	(1.63)
Total distributions	(.01)		(.15)	(1.91)
Total increase (decrease) in net asset value	1.90		(1.01)	(6.29)
Net asset value, ending	$25.73		$23.83	$24.84

Total return*	8.02%		(3.35%)	(14.93%)
Ratios to average net assets:A
Net investment income	.04%		.82%	1.05%
Total expenses	2.27%		2.36%	2.19%
Expenses before offsets	2.27%		2.36%	2.19%
Net expenses	2.27%		2.35%	2.18%
Portfolio turnover	75%		57%	77%
Net assets, ending (in thousands)	$12,127		$14,294	$17,939

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 93

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.23		$25.72	$25.47
Income from investment operations:
Net investment income (loss)	—		(.02)	.05
Net realized and unrealized gain (loss)	1.47		4.54	.23
Total from investment operations	1.47		4.52	.28
Distributions from:
Net investment income	(.01)		(.01)	(.03)
Net realized gain	—		—	—
Total distributions	(.01)		(.01)	(.03)
Total increase (decrease) in net asset value	1.46		4.51	.25
Net asset value, ending	$31.69		$30.23	$25.72

Total return*	4.88%		17.60%	1.08%
Ratios to average net assets:A
Net investment income (loss)	01	% (a)	(.05%)	.18%
Total expenses	2.02	% (a)	2.05%	2.07%
Expenses before offsets	2.02	% (a)	2.05%	2.07%
Net expenses	2.02	% (a)	2.05%	2.07%
Portfolio turnover	58%		145%	100%
Net assets, ending (in thousands)	$33,785		$29,605	$24,335

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010	(z)	2009	2008
Net asset value, beginning	$23.58		$24.58	$30.83
Income from investment operations:
Net investment income	.05		.19	.32
Net realized and unrealized gain (loss)	1.88		(1.01)	(4.64)
Total from investment operations	1.93		(.82)	(4.32)
Distributions from:
Net investment income	(.04)		(.18)	(.30)
Net realized gain	—		***	(1.63)
Total distributions	(.04)		(.18)	(1.93)
Total increase (decrease) in net asset value	1.89		(1.00)	(6.25)
Net asset value, ending	$25.47		$23.58	$24.58

Total return*	8.17%		(3.22%)	(14.88%)
Ratios to average net assets:A
Net investment income	.19%		.95%	1.15%
Total expenses	2.12%		2.21%	2.08%
Expenses before offsets	2.12%		2.21%	2.08%
Net expenses	2.12%		2.21%	2.08%
Portfolio turnover	75%		57%	77%
Net assets, ending (in thousands)	$24,269		$21,810	$24,631

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 94

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$31.19		$26.49	$26.22
Income from investment operations:
Net investment income	.21		.45	.43
Net realized and unrealized gain (loss)	1.53		4.61	.23
Total from investment operations	1.74		5.06	.66
Distributions from:
Net investment income	(.21)		(.36)	(.39)
Net realized gain	—		—	—
Total distributions	(.21)		(.36)	(.39)
Total increase (decrease) in net asset value	1.53		4.70	.27
Net asset value, ending	$32.72		$31.19	$26.49

Total return*	5.59%		19.16%	2.45%
Ratios to average net assets:A
Net investment income	1.34	% (a)	1.43%	1.54%
Total expenses	.69	% (a)	.83%	1.33%
Expenses before offsets	.69	% (a)	.70%	.72%
Net expenses	.69	% (a)	.70%	.72%
Portfolio turnover	58%		145%	100%
Net assets, ending (in thousands)	$31,926		$29,601	$1,820

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010	(z)	2009	2008
Net asset value, beginning	$24.25		$25.27	$31.64
Income from investment operations:
Net investment income	.42		.52	.70
Net realized and unrealized gain (loss)	1.93		(1.04)	(4.75)
Total from investment operations	2.35		(.52)	(4.05)
Distributions from:
Net investment income	(.38)		(.50)	(.69)
Net realized gain	—		***	(1.63)
Total distributions	(.38)		(.50)	(2.32)
Total increase (decrease) in net asset value	1.97		(1.02)	(6.37)
Net asset value, ending	$26.22		$24.25	$25.27

Total return*	9.72%		(1.76%)	(13.69%)
Ratios to average net assets:A
Net investment income	1.62%		2.42%	2.52%
Total expenses	1.09%		.89%	.80%
Expenses before offsets	.72%		.73%	.72%
Net expenses	.72%		.72%	.72%
Portfolio turnover	75%		57%	77%
Net assets, ending (in thousands)	$1,518		$5,875	$5,905

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 95

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$16.58		$15.85	$16.00 ^
Income from investment operations:
Net investment income	.16		.40	.42
Net realized and unrealized gain (loss)	(.06)		.91	.02 ^
Total from investment operations	.10		1.31	.44
Distributions from:
Net investment income	(.17)		(.41)	(.43)
Net realized gain	(.26)		(.17)	(.16)
Total distributions	(.43)		(.58)	(.59)
Total increase (decrease) in net asset value	(.33)		.73	(.15)
Net asset value, ending	$16.25		$16.58	$15.85

Total return*	.63%		8.47%	2.83%^
Ratios to average net assets:A
Net investment income	2.00	% (a)	2.52%	2.63%
Total expenses	1.11	% (a)	1.16%	1.13%
Expenses before offsets	1.11	% (a)	1.16%	1.13%
Net expenses	1.11	% (a)	1.16%	1.13%
Portfolio turnover	113%		228%	203%
Net assets, ending (in thousands)	$473,108		$473,995	$516,884

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010	^^	2009 ^^	2008 ^^
Net asset value, beginning	$15.12	^	$15.06 ^	$15.92
Income from investment operations:
Net investment income	.41		.53	.69
Net realized and unrealized gain (loss)	.95	^	.30 ^	(.62 )^
Total from investment operations	1.36		.83	.07
Distributions from:
Net investment income	(.38)		(.51)	(.68)
Net realized gain	(.10)		(.26)	(.25)
Total distributions	(.48)		(.77)	(.93)
Total increase (decrease) in net asset value	.88		.06	(.86)
Net asset value, ending	$16.00	^	$15.12 ^	$15.06 ^

Total return*	9.19	%^	5.97%^	.33%^
Ratios to average net assets:A
Net investment income	2.63%		3.71%	4.40%
Total expenses	1.14%		1.15%	1.10%
Expenses before offsets	1.14%		1.15%	1.10%
Net expenses	1.14%		1.14%	1.10%
Portfolio turnover	78%		77%	147%
Net assets, ending (in thousands)	$592,736	^	$597,246 ^	$607,266 ^

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 96

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013		2012	2011
Net asset value, beginning	$16.45		$15.74	$15.89 ^
Income from investment operations:
Net investment income	.07		.24	.26
Net realized and unrealized gain (loss)	(.06)		.89	.02 ^
Total from investment operations	.01		1.13	.28
Distributions from:
Net investment income	(.08)		(.25)	(.27)
Net realized gain	(.26)		(.17)	(.16)
Total distributions	(.34)		(.42)	(.43)
Total increase (decrease) in net asset value	(.33)		.71	(.15)
Net asset value, ending	$16.12		$16.45	$15.74

Total return*	.09%		7.32%	1.78%^
Ratios to average net assets:A
Net investment income	.91	% (a)	1.50%	1.57%
Total expenses	2.27	% (a)	2.31%	2.21%
Expenses before offsets	2.19	% (a)	2.19%	2.19%
Net expenses	2.19	% (a)	2.19%	2.19%
Portfolio turnover	113%		228%	203%
Net assets, ending (in thousands)	$3,425		$4,265	$5,635

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2010	^^	2009 ^^	2008 ^^
Net asset value, beginning	$15.03	^	$14.97 ^	$15.84
Income from investment operations:
Net investment income	.25		.40	.54
Net realized and unrealized gain (loss)	.93	^	.29 ^	(.63 )^
Total from investment operations	1.18		.69	(.09)
Distributions from:
Net investment income	(.22)		(.37)	(.53)
Net realized gain	(.10)		(.26)	(.25)
Total distributions	(.32)		(.63)	(.78)
Total increase (decrease) in net asset value	.86		.06	(.87)
Net asset value, ending	$15.89	^	$15.03 ^	$14.97 ^

Total return*	7.98	%^	5.00%^	(.68%)^
Ratios to average net assets:A
Net investment income	1.60%		2.81%	3.43%
Total expenses	2.18%		2.13%	2.07%
Expenses before offsets	2.18%		2.13%	2.07%
Net expenses	2.18%		2.11%	2.06%
Portfolio turnover	78%		77%	147%
Net assets, ending (in thousands)	$8,845	^	$11,803 ^	$17,196 ^

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 97

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013		2012	2011
Net asset value, beginning	$16.48		$15.76	$15.90 ^
Income from investment operations
Net investment income	.10		.27	.29
Net realized and unrealized gain (loss)	(.06)		.90	.03 ^
Total from investment operations	.04		1.17	.32
Distributions from:
Net investment income	(.11)		(.28)	(.30)
Net realized gain	(.26)		(.17)	(.16)
Total distributions	(.37)		(.45)	(.46)
Total increase (decrease) in net asset value	(.33)		.72	(.14)
Net asset value, ending	$16.15		$16.48	$15.76

Total return*	.24%		7.58%	2.08%^
Ratios to average net assets:A
Net investment income	1.21	% (a)	1.73%	1.83%
Total expenses	1.89	% (a)	1.96%	1.93%
Expenses before offsets	1.89	% (a)	1.96%	1.93%
Net expenses	1.89	% (a)	1.96%	1.93%
Portfolio turnover	113%		228%	203%
Net assets, ending (in thousands)	$43,743		$45,974	$47,123

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010	^^	2009 ^^	2008 ^^
Net asset value, beginning	$15.04	^	$14.97 ^	$15.83
Income from investment operations:
Net investment income	.29		.42	.56
Net realized and unrealized gain (loss)	.93	^	.31 ^	(.62 )^
Total from investment operations	1.22		.73	(.06)
Distributions from:
Net investment income	(.26)		(.40)	(.55)
Net realized gain	(.10)		(.26)	(.25)
Total distributions	(.36)		(.66)	(.80)
Total increase (decrease) in net asset value	.86		.07	(.86)
Net asset value, ending	$15.90	^	$15.04 ^	$14.97 ^

Total return*	8.24	%^	5.23%^	.49%^
Ratios to average net assets:A
Net investment income	1.85%		2.93%	3.60%
Total expenses	1.91%		1.94%	1.90%
Expenses before offsets	1.91%		1.94%	1.90%
Net expenses	1.91%		1.92%	1.89%
Portfolio turnover	78%		77%	147%
Net assets, ending (in thousands)	$54,230	^	$56,223 ^	$52,555 ^

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 98

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013		2012	2011
Net asset value, beginning	$16.59		$15.85	$16.01 ^
Income from investment operations:
Net investment income	.21		.50	.51
Net realized and unrealized gain (loss)	(.06)		.92	.01 ^
Total from investment operations	.15		1.42	.52
Distributions from:
Net investment income	(.22)		(.51)	(.52)
Net realized gain	(.26)		(.17)	(.16)
Total distributions	(.48)		(.68)	(.68)
Total increase (decrease) in net asset value	(.33)		.74	(.16)
Net asset value, ending	$16.26		$16.59	$15.85

Total return*	.93%		9.21%	3.39%^
Ratios to average net assets:A
Net investment income	2.60	% (a)	3.12%	3.25%
Total expenses	.51	% (a)	.56%	.52%
Expenses before offsets	.51	% (a)	.56%	.52%
Net expenses	.51	% (a)	.56%	.52%
Portfolio turnover	113%		228%	203%
Net assets, ending (in thousands)	$222,249		$202,799	$224,792

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010	^^	2009 ^^	2008 ^^
Net asset value, beginning	$15.13	^	$15.07 ^	$15.94
Income from investment operations:
Net investment income	.50		.63	.78
Net realized and unrealized gain (loss)	.96	^	.30 ^	(.63 )^
Total from investment operations	1.46		.93	.15
Distributions from:
Net investment income	(.48)		(.61)	(.77)
Net realized gain	(.10)		(.26)	(.25)
Total distributions	(.58)		(.87)	(1.02)
Total increase (decrease) in net asset value	.88		.06	(.87)
Net asset value, ending	$16.01	^	$15.13 ^	$15.07 ^

Total return*	9.84	%^	6.67%^	.85%^
Ratios to average net assets:A
Net investment income	3.24%		4.35%	4.98%
Total expenses	.52%		.54%	.52%
Expenses before offsets	.52%		.54%	.52%
Net expenses	.52%		.52%	.51%
Portfolio turnover	78%		77%	147%
Net assets, ending (in thousands)	$213,395	^	$186,327 ^	$206,851 ^

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 99

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013		2012	2011
Net asset value, beginning	$16.67		$15.93	$16.06	^
Income from investment operations:
Net investment income	.19		.45	.46
Net realized and unrealized gain (loss)	(.06)		.92	.03	^
Total from investment operations	.13		1.37	.49
Distributions from:
Net investment income	(.20)		(.46)	(.46)
Net realized gain	(.26)		(.17)	(.16)
Total distributions	(.46)		(.63)	(.62)
Total increase (decrease) in net asset value	(.33)		.74	(.13)
Net asset value, ending	$16.34		$16.67	$15.93

Total return*	.77%		8.79%	3.17	%^
Ratios to average net assets:A
Net investment income	2.30	% (a)	2.81%	2.91%
Total expenses	.81	% (a)	.87%	.83%
Expenses before offsets	.81	% (a)	.87%	.83%
Net expenses	.81	% (a)	.87%	.83%
Portfolio turnover	113%		228%	203%
Net assets, ending (in thousands)	$40,389		$35,396	$26,987

			PERIODS ENDED
			SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES			2010 ^^	2009	#^^
Net asset value, beginning			$15.16 ^	$14.33	^
Income from investment operations:
Net investment income			.41	.48
Net realized and unrealized gain (loss)			.98 ^	1.08	^
Total from investment operations			1.39	1.56
Distributions from:
Net investment income			(.39)	(.47)
Net realized gain			(.10)	(.26)
Total distributions			(.49)	(.73)
Total increase (decrease) in net asset value			.90	.83
Net asset value, ending			$16.06 ^	$15.16	^

Total return*			9.34%^	11.31	%^
Ratios to average net assets:A
Net investment income			2.71%	3.36	% (a)
Total expenses			1.00%	5.39	% (a)
Expenses before offsets			.92%	.93	% (a)
Net expenses			.92%	.92	% (a)
Portfolio turnover			78%	69%
Net assets, ending (in thousands)			$14,321 ^	$624	^

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 100

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$38.48		$32.91	$32.56
Income from investment operations:
Net investment income (loss)	.09		(.05)	(.09)
Net realized and unrealized gain (loss)	3.31		7.32	.44
Total from investment operations	3.40		7.27	.35
Distributions from:
Net investment income	(.01)		—	—
Net realized gain	(.05)		(1.70)	—
Total distributions	(.06)		(1.70)	—
Total increase (decrease) in net asset value	3.34		5.57	.35
Net asset value, ending	$41.82		$38.48	$32.91

Total return*	8.86%		22.75%	1.07%
Ratios to average net assets:A
Net investment income (loss)	.46	% (a)	(.15%)	(.25%)
Total expenses	1.20	% (a)	1.21%	1.20%
Expenses before offsets	1.19	% (a)	1.21%	1.20%
Net expenses	1.19	% (a)	1.21%	1.20%
Portfolio turnover	12%		36%	41%
Net assets, ending (in thousands)	$1,562,620		$1,500,089	$1,297,315

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010	(z)	2009 (z)	2008
Net asset value, beginning	$29.25		$32.92	$41.06
Income from investment operations:
Net investment income (loss)	(.04)		.06	(.02)
Net realized and unrealized gain (loss)	3.39		(1.81)	(5.69)
Total from investment operations	3.35		(1.75)	(5.71)
Distributions from:
Net realized gain	(.04)		(1.92)	(2.43)
Total distributions	(.04)		(1.92)	(2.43)
Total increase (decrease) in net asset value	3.31		(3.67)	(8.14)
Net asset value, ending	$32.56		$29.25	$32.92
Total return*	11.44%		(3.46%)	(14.85%)
Ratios to average net assets:A
Net investment income (loss)	(.13%)		.23%	(.05%)
Total expenses	1.22%		1.28%	1.21%
Expenses before offsets	1.22%		1.28%	1.21%
Net expenses	1.22%		1.28%	1.20%
Portfolio turnover	39%		38%	51%
Net assets, ending (in thousands)	$980,605		$837,205	$834,312

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 101

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$32.65		$28.40	$28.34
Income from investment operations:
Net investment income (loss)	(.07)		(.31)	(.36)
Net realized and unrealized gain (loss)	2.80		6.26	.42
Total from investment operations	2.73		5.95	.06
Distributions from:
Net realized gain	(.05)		(1.70)	—
Total distributions	(.05)		(1.70)	—
Total increase (decrease) in net asset value	2.68		4.25	.06
Net asset value, ending	$35.33		$32.65	$28.40

Total return*	8.39%		21.66%	.21%
Ratios to average net assets:A
Net investment income (loss)	(.41	%) (a)	(1.02%)	(1.14%)
Total expenses	2.08	% (a)	2.09%	2.08%
Expenses before offsets	2.07	% (a)	2.08%	2.08%
Net expenses	2.07	% (a)	2.08%	2.08%
Portfolio turnover	12%		36%	41%
Net assets, ending (in thousands)	$24,786		$28,391	$35,852

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2010	(z)	2009 (z)	2008
Net asset value, beginning	$25.67		$29.46	$37.29
Income from investment operations:
Net investment income (loss)	(.28)		(.15)	(.33)
Net realized and unrealized gain (loss)	2.95		(1.72)	(5.07)
Total from investment operations	2.67		(1.87)	(5.40)
Distributions from:
Net realized gain	—		(1.92)	(2.43)
Total distributions	—		(1.92)	(2.43)
Total increase (decrease) in net asset value	2.67		(3.79)	(7.83)
Net asset value, ending	$28.34		$25.67	$29.46

Total return*	10.40%		(4.34%)	(15.56%)
Ratios to average net assets:A
Net investment income (loss)	(1.03%)		(.69%)	(.89%)
Total expenses	2.13%		2.22%	2.05%
Expenses before offsets	2.13%		2.22%	2.05%
Net expenses	2.13%		2.22%	2.05%
Portfolio turnover	39%		38%	51%
Net assets, ending (in thousands)	$35,761		$45,648	$59,438

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 102

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.06		$26.24	$26.15
Income from investment operations:
Net investment income (loss)	(.04)		(.25)	(.29)
Net realized and unrealized gain (loss)	2.58		5.77	.38
Total from investment operations	2.54		5.52	.09
Distributions from:
Net realized gain	(.05)		(1.70)	—
Total distributions	(.05)		(1.70)	—
Total increase (decrease) in net asset value	2.49		3.82	.09
Net asset value, ending	$32.55		$30.06	$26.24

Total return*	8.48%		21.82%	.34%
Ratios to average net assets:A
Net investment income (loss)	(.26	%) (a)	(.87%)	(1.01%)
Total expenses	1.91	% (a)	1.94%	1.95%
Expenses before offsets	1.90	% (a)	1.93%	1.95%
Net expenses	1.90	% (a)	1.93%	1.95%
Portfolio turnover	12%		36%	41%
Net assets, ending (in thousands)	$156,210		$150,000	$132,658

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010	(z)	2009 (z)	2008
Net asset value, beginning	$23.65		$27.32	$34.73
Income from investment operations:
Net investment income (loss)	(.23)		(.11)	(.25)
Net realized and unrealized gain (loss)	2.73		(1.64)	(4.73)
Total from investment operations	2.50		(1.75)	(4.98)
Distributions from:
Net realized gain	—		(1.92)	(2.43)
Total distributions	—		(1.92)	(2.43)
Total increase (decrease) in net asset value	2.50		(3.67)	(7.41)
Net asset value, ending	$26.15		$23.65	$27.32

Total return*	10.57%		(4.23%)	(15.49%)
Ratios to average net assets:A
Net investment income (loss)	(.92%)		(.57%)	(.81%)
Total expenses	2.01%		2.09%	1.97%
Expenses before offsets	2.01%		2.09%	1.97%
Net expenses	2.01%		2.08%	1.96%
Portfolio turnover	39%		38%	51%
Net assets, ending (in thousands)	$97,961		$87,512	$97,327

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 103

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$41.55		$35.22	$34.66
Income from investment operations:
Net investment income	.21		.16	.10
Net realized and unrealized gain (loss)	3.57		7.87	.46
Total from investment operations	3.78		8.03	.56
Distributions from:
Net investment income	(.04)		—	—
Net realized gain	(.05)		(1.70)	—
Total distributions	(.09)		(1.70)	—
Total increase (decrease) in net asset value	3.69		6.33	.56
Net asset value, ending	$45.24		$41.55	$35.22

Total return*	9.13%		23.44%	1.62%
Ratios to average net assets:A
Net investment income	.99	% (a)	.40%	.28%
Total expenses	.66	% (a)	.67%	.67%
Expenses before offsets	.65	% (a)	.66%	.67%
Net expenses	.65	% (a)	.66%	.67%
Portfolio turnover	12%		36%	41%
Net assets, ending (in thousands)	$742,311		$667,246	$535,829

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010	(z)	2009 (z)	2008
Net asset value, beginning	$31.04		$34.58	$42.79
Income from investment operations:
Net investment income	.14		.21	.20
Net realized and unrealized gain (loss)	3.59		(1.83)	(5.98)
Total from investment operations	3.73		(1.62)	(5.78)
Distributions from:
Net realized gain	(.11)		(1.92)	(2.43)
Total distributions	(.11)		(1.92)	(2.43)
Total increase (decrease) in net asset value	3.62		(3.54)	(8.21)
Net asset value, ending	$34.66		$31.04	$34.58

Total return*	12.04%		(2.88%)	(14.39%)
Ratios to average net assets:A
Net investment income	.42%		.79%	.49%
Total expenses	.68%		.70%	.67%
Expenses before offsets	.68%		.70%	.67%
Net expenses	.68%		.70%	.67%
Portfolio turnover	39%		38%	51%
Net assets, ending (in thousands)	$198,553		$156,430	$118,423

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 104

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013	(z)	2012 (z)	2011	(z)
Net asset value, beginning	$39.06		$33.25	$32.78
Income from investment operations:
Net investment income	.17		.09	.04
Net realized and unrealized gain	3.35		7.42	.43
Total from investment operations	3.52		7.51	.47
Distributions from:
Net investment income	(.03)		—	—
Net realized gain	(.05)		(1.70)	—
Total distributions	(.08)		(1.70)	—
Total increase (decrease) in net asset value	3.44		5.81	.47
Net asset value, ending	$42.50		$39.06	$33.25

Total return*	9.04%		23.26%	1.43%
Ratios to average net assets:A
Net investment income	.83	% (a)	.25%	.10%
Total expenses	.82	% (a)	.82%	.84%
Expenses before offsets	.81	% (a)	.81%	.84%
Net expenses	.81	% (a)	.81%	.84%
Portfolio turnover	12%		36%	41%
Net assets, ending (in thousands)	$126,848		$106,723	$66,377

			PERIODS ENDED
			SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES			2010 (z)	2009	# (z)
Net asset value, beginning			$29.35	$27.35
Income from investment operations:
Net investment income			.02	.08
Net realized and unrealized gain			3.42	3.84
Total from investment operations			3.44	3.92
Distributions from:
Net investment income			(.01)	—
Net realized gain			—	(1.92)
Total distributions			(.01)	(1.92)
Total increase (decrease) in net asset value			3.43	2.00
Net asset value, ending			$32.78	$29.35

Total return*			11.73%	16.59%
Ratios to average net assets:A
Net investment income			.08%	.34	% (a)
Total expenses			1.14%	11.72	% (a)
Expenses before offsets			.96%	.96	% (a)
Net expenses			.96%	.96	% (a)
Portfolio turnover			39%	35%
Net assets, ending (in thousands)			$11,811	$483

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 105

LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$18.49		$15.16	$15.02
Income from investment operations:
Net investment income	.07		.15	.11
Net realized and unrealized gain (loss)	2.40		3.31	.11
Total from investment operations	2.47		3.46	.22
Distributions from:
Net investment income	(.13)		(.13)	(.08)
Net realized gain	(.02)		—	—
Total distributions	(.15)		(.13)	(.08)
Total increase (decrease) in net asset value	2.32		3.33	.14
Net asset value, ending	$20.81		$18.49	$15.16

Total return*	13.51%		22.91%	1.43%
Ratios to average net assets:A
Net investment income	.80	% (a)	.83%	.68%
Total expenses	1.46	% (a)	1.40%	1.44%
Expenses before offsets	1.26	% (a)	1.30%	1.34%
Net expenses	1.26	% (a)	1.30%	1.34%
Portfolio turnover	62%		48%	111%
Net assets, ending (in thousands)	$49,649		$41,334	$32,184

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010	(z)	2009 (z)	2008 (z)
Net asset value, beginning	$13.62		$14.93	$20.49
Income from investment operations:
Net investment income	.07		.12	.15
Net realized and unrealized gain (loss)	1.44		(1.25)	(4.52)
Total from investment operations	1.51		(1.13)	(4.37)
Distributions from:
Net investment income	(.11)		(.18)	(.11)
Net realized gain	—		—	(1.08)
Total distributions	(.11)		(.18)	(1.19)
Total increase (decrease) in net asset value	1.40		(1.31)	(5.56)
Net asset value, ending	$15.02		$13.62	$14.93

Total return*	11.10%		(7.22%)	(22.57%)
Ratios to average net assets:A
Net investment income	.47%		1.10%	.84%
Total expenses	1.48%		1.54%	1.36%
Expenses before offsets	1.38%		1.44%	1.26%
Net expenses	1.38%		1.43%	1.24%
Portfolio turnover	109%		111%	46%
Net assets, ending (in thousands)	$34,563		$33,040	$45,345

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 106

LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$16.46		$13.57	$13.57
Income from investment operations:
Net investment income (loss)	(.05)		(.08)	(.10)
Net realized and unrealized gain (loss)	2.13		2.97	.10
Total from investment operations	2.08		2.89	—
Distributions from:
Net investment income	—		—	—
Net realized gain	(.02)		—	—
Total distributions	(.02)		—	—
Total increase (decrease) in net asset value	2.06		2.89	—
Net asset value, ending	$18.52		$16.46	$13.57

Total return*	12.68%		21.30%	.00%
Ratios to average net assets:A
Net investment income (loss)	(.60	%) (a)	(.49%)	(.65%)
Total expenses	3.22	% (a)	2.95%	2.80%
Expenses before offsets	2.67	% (a)	2.67%	2.67%
Net expenses	2.67	% (a)	2.67%	2.67%
Portfolio turnover	62%		48%	111%
Net assets, ending (in thousands)	$1,235		$1,383	$1,704

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2010	(z)	2009 (z)	2008 (z)
Net asset value, beginning	$12.36		$13.51	$18.72
Income from investment operations:
Net investment income (loss)	(.11)		(.03)	(.04)
Net realized and unrealized gain (loss)	1.32		(1.12)	(4.09)
Total from investment operations	1.21		(1.15)	(4.13)
Distributions from:
Net realized gain	—		—	(1.08)
Total distributions	—		—	(1.08)
Total increase (decrease) in net asset value	1.21		(1.15)	(5.21)
Net asset value, ending	$13.57		$12.36	$13.51

Total return*	9.79%		(8.51%)	(23.36%)
Ratios to average net assets:A
Net investment income (loss)	(.82%)		(.26%)	(.23%)
Total expenses	2.78%		2.97%	2.41%
Expenses before offsets	2.67%		2.83%	2.31%
Net expenses	2.67%		2.83%	2.30%
Portfolio turnover	109%		111%	46%
Net assets, ending (in thousands)	$2,329		$2,768	$4,003

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 107

LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$16.84		$13.82	$13.75
Income from investment operations:
Net investment income (loss)	—		—	(.03)
Net realized and unrealized gain (loss)	2.18		3.02	.10
Total from investment operations	2.18		3.02	.07
Distributions from:
Net investment income	—		—	—
Net realized gain	(.02)		—	—
Total distributions	(.02)		—	—
Total increase (decrease) in net asset value	2.16		3.02	.07
Net asset value, ending	$19.00		$16.84	$13.82

Total return*	12.99%		21.85%	.51%
Ratios to average net assets:A
Net investment income (loss)	(.04	%) (a)	(.03%)	(.22%)
Total expenses	2.31	% (a)	2.26%	2.33%
Expenses before offsets	2.11	% (a)	2.16%	2.23%
Net expenses	2.11	% (a)	2.16%	2.23%
Portfolio turnover	62%		48%	111%
Net assets, ending (in thousands)	$8,315		$7,199	$5,962

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER30,
CLASS C SHARES	2010	(z)	2009 (z)	2008 (z)
Net asset value, beginning	$12.48		$13.61	$18.82
Income from investment operations:
Net investment income (loss)	(.06)		.01	—
Net realized and unrealized gain (loss)	1.33		(1.12)	(4.13)
Total from investment operations	1.27		(1.11)	(4.13)
Distributions from:
Net investment income	—		(.02)	—
Net realized gain	—		—	(1.08)
Total distributions	—		(.02)	(1.08)
Total increase (decrease) in net asset value	1.27		(1.13)	(5.21)
Net asset value, ending	$13.75		$12.48	$13.61

Total return*	10.18%		(8.09%)	(23.23%)
Ratios to average net assets:A
Net investment income (loss)	(.46%)		.12%	(.03%)
Total expenses	2.42%		2.52%	2.22%
Expenses before offsets	2.32%		2.41%	2.12%
Net expenses	2.32%		2.41%	2.10%
Portfolio turnover	109%		111%	46%
Net assets, ending (in thousands)	$6,297		$5,767	$6,631

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 108

LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$18.84		$15.45	$15.29
Income from investment operations:
Net investment income	.12		.24	.21
Net realized and unrealized gain (loss)	2.44		3.37	.11
Total from investment operations	2.56		3.61	.32
Distributions from:
Net investment income	(.20)		(.22)	(.16)
Net realized gain	(.02)		—	—
Total distributions	(.22)		(.22)	(.16)
Total increase (decrease) in net asset value	2.34		3.39	.16
Net asset value, ending	$21.18		$18.84	$15.45

Total return*	13.77%		23.57%	2.02%
Ratios to average net assets:A
Net investment income	1.31	% (a)	1.37%	1.22%
Total expenses	.95	% (a)	.87%	.89%
Expenses before offsets	.75	% (a)	.77%	.79%
Net expenses	.75	% (a)	.77%	.79%
Portfolio turnover	62%		48%	111%
Net assets, ending (in thousands)	$55,611		$43,940	$31,035

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010	(z)	2009 (z)	2008 (z)
Net asset value, beginning	$13.83		$15.13	$20.67
Income from investment operations:
Net investment income	.15		.20	.24
Net realized and unrealized gain (loss)	1.47		(1.27)	(4.56)
Total from investment operations	1.62		(1.07)	(4.32)
Distributions from:
Net investment income	(.16)		(.23)	(.14)
Net realized gain	—		—	(1.08)
Total distributions	(.16)		(.23)	(1.22)
Total increase (decrease) in net asset value	1.46		(1.30)	(5.54)
Net asset value, ending	$15.29		$13.83	$15.13

Total return*	11.77%		(6.64%)	(22.13%)
Ratios to average net assets:A
Net investment income	1.04%		1.70%	1.36%
Total expenses	.91%		.95%	.85%
Expenses before offsets	.81%		.81%	.75%
Net expenses	.81%		.81%	.74%
Portfolio turnover	109%		111%	46%
Net assets, ending (in thousands)	$30,524		$25,174	$23,364

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 109

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

*** Distribution was less than .01 per share.

**** Amount was less than .001 per share.

***** Distribution was less than .001 per share.

****** Amount was less than .01 per share.

# From October 31, 2008 inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

^ Amount was revised for changes to the value of certain security holdings as further described in Note G.

^^ The Financial Highlights for years ended 2008 through 2010 have been restated to reflect an adjustment for an immaterial pricing adjustment.

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 110

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 111

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 112

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACTS

Money Market Portfolio, Bond Portfolio, and Large Cap Core Portfolio

At a meeting held on December 11, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between the Fund and the Advisor with respect to each Portfolio.

In evaluating the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, a variety of information relating to the Portfolios and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Portfolios by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Portfolios, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Portfolio’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement with respect to each Portfolio. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with respect to each Portfolio with management and also met in private sessions with their counsel at which

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 113

no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing each Portfolio’s advisory fee; comparative performance, fee and expense information for each Portfolio; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Portfolio; the effect of each Portfolio’s growth and size on the Portfolio’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints, if applicable; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided to the Portfolios by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies for each Portfolio, as applicable, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for each Portfolio, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio by the Advisor under the Investment Advisory Agreement.

In considering each Portfolio’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Portfolio, including, among other information, a comparison of each Portfolio’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group or peer universe by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following:

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 114

Money Market Portfolio. For the five-year period ended June 30, 2012, the Portfolio performed above the median of its peer group, for the one-year period ended June 30, 2012, the Portfolio performed at the median of its peer group, and for the three-year period ended June 30, 2012, the Portfolio performed below the median of its peer group. The Portfolio performed in line with the Lipper index for the one-year period ended June 30, 2012, underperformed its Lipper index for the three-year period ended June 30, 2012, and outperformed its Lipper index for the five-year period ended June 30, 2012. The Board took into account management’s discussion of the Portfolio’s performance, including the impact expense reimbursements had on the relative performance of the funds in the Portfolio’s peer group. Based upon its review of various factors, the Board concluded that the Portfolio’s overall performance was satisfactory.

Bond Portfolio. For the one-year period ended June 30, 2012, the Portfolio performed at the median of its peer group, and for the three- and five-year periods ended June 30, 2012, the Portfolio performed below the median of its peer group. The Portfolio underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2012. The Board took into account management’s discussion of the Portfolio’s performance and its continued monitoring of the Portfolio’s performance. The Board also noted that the Advisor had changed the composition of the portfolio management team in September 2011. Based upon its review, the Board concluded that appropriate action was being taken with respect to the Portfolio’s performance.

Large Cap Core Portfolio. For the one- and three-year periods ended June 30, 2012, the Portfolio performed above the median of its peer universe, and the Portfolio performed below the median of its peer universe for the five-year period ended June 30, 2012. The Portfolio outperformed its Lipper index for the three-year period ended June 30, 2012 and underperformed its Lipper index for the one- and five-year periods ended June 30, 2012. The Board noted management’s discussion of the Portfolio’s performance since the Advisor assumed day-to-day management of the Portfolio in September 2009 as well as the Portfolio’s recent improvement in performance. Based upon its review, the Board concluded that the Portfolio’s overall performance was satisfactory.

In considering the Portfolios’ fees and expenses, the Board compared each Portfolio’s fees and total expense ratio with various comparative data for the funds in its peer group. This data, and the conclusions of the Board with respect to that data, included the following: Money Market Portfolio. The Portfolio’s advisory fee was below the median of its peer group and that the Portfolio’s total expenses were above the median of its peer group The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the high quality of services received by the Portfolio from the Advisor and the other factors considered.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 115

Bond Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for Portfolio’s Class Y shares, as well as the Advisor’s voluntary expense limitation for Class B shares of the Portfolio. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.

Large Cap Core Portfolio. The Portfolio’s advisory fee (after taking into account waivers and/or reimbursements) and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio’s Class I shares, as well as the Advisor’s voluntary expense limitation for Class B shares of the Portfolio. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the high quality of services received by the Portfolio from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a Portfolio-by-Portfolio basis. In reviewing the overall profitability of each advisory fee to the Portfolios’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Portfolio for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with each Portfolio in terms of the total amount of annual advisory fees it received with respect to that Portfolio and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Portfolio. The Board noted that the Advisor had reimbursed expenses of each of the Portfolios. With respect to the Bond Portfolio, the Trustees also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio’s Class Y Shares and the Advisor’s voluntary expense limitation for the Portfolio’s Class B Shares. With respect to the Large Cap Core Portfolio, the Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class I shares and the Advisor’s voluntary expense limitation for the Portfolio’s Class B shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 116

from its relationship with each Portfolio. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Portfolio was reasonable.

The Board considered the effect of each Portfolio’s current size and its potential growth on its performance and fees. The Board took into account that the Bond Portfolio’s and Large Cap Core Portfolio’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above certain specified assets levels as the Portfolio’s assets increased. The Board noted that neither the Bond Portfolio nor the Large Cap Core Portfolio had yet reached the specified asset level at which a breakpoint to its advisory fee would be triggered. With respect to the Money Market Portfolio, the Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Portfolio’s current size. With respect to all of the Portfolios, the Board also noted that if a Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement with respect to each Portfolio, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement with respect to each Portfolio, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) with respect to the Money Market Portfolio and Large Cap Core Portfolio, the overall performance of each Portfolio was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices, and, with respect to the Bond Portfolio, appropriate action is being taken with respect to the performance of the Portfolio; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) each Portfolio’s advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of each Portfolio and its shareholders.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 117

Balanced Portfolio and Equity Portfolio

At a meeting held on December 11, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved with respect to each Portfolio the continuance of the Investment Advisory Agreement between the Fund and the Advisor and the respective Investment Subadvisory Agreement(s) between the Advisor and the respective Subadvisor(s).

In evaluating the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, a variety of information relating to the Portfolios and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Portfolios by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Portfolios, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Portfolio’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreements. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Investment Subadvisory Agreements with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement with respect to the Portfolios, the Board considered, on a Portfolio-by-Portfolio basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing each Portfolio’s advisory fee; comparative performance, fee and expense information for each Portfolio; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of each Portfolio’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Portfolio; the effect of each Portfolio’s growth and size on the Portfolio’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided to the Portfolios by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with the Advisor’s management through Board of Trustees’ meetings, discussions and other reports. With respect to the Balanced Portfolio, the Board considered the Advisor’s management style and its

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 118

performance in employing its investment strategies for the fixed-income portion of the Portfolio, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for each Portfolio, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Portfolios. The Board discussed the Advisor’s effectiveness in monitoring the performance of each Portfolio’s Subadvisor(s) and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio by the Advisor under the Investment Advisory Agreement.

In considering the Portfolios’ performance, the Board noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Portfolio, including, among other information, a comparison of each Portfolio’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following: Balanced Portfolio. For the one-year period ended June 30, 2012, the Portfolio performed above the median of its peer group, and for the three- and five-year periods ended June 30, 2012, the Portfolio performed below the median of its peer group. The Portfolio outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2012. The Board noted that the Advisor had changed the composition of the portfolio management team that managed the fixed income portion of the Portfolio in September 2011. Based upon its review, the Board concluded that the Portfolio’s overall performance was satisfactory.

Equity Portfolio. For the five-year period ended June 30, 2012, the Portfolio performed above the median of its peer group, and for the one- and three-year periods ended June 30, 2012, the Portfolio performed below the median of its peer group. The Portfolio underperformed its Lipper Index for the one- and three-year periods ended June 30, 2012, and outperformed its Lipper Index for the five-year period ended June 30, 2012. The Board considered management’s discussion of the Portfolio’s performance. Based upon its review, the Board concluded that appropriate action was being taken with respect to the Portfolio’s performance.

In considering the Portfolios’ fees and expenses, the Board compared each Portfolio’s fees and total expense ratio with various comparative data for the funds in its peer group. This data and the conclusions of the Board with respect to that data, included the following:

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 119

Balanced Portfolio. The Portfolio’s advisory fee was below the median of its peer group and total expenses were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio’s Class I shares. The Board also noted the Advisor’s current undertaking to voluntarily waive a portion of its advisory fee (for all classes) above a certain asset level. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Portfolio from the Advisor and the other factors considered.

Equity Portfolio. The Portfolio’s advisory fee was below and total expenses were at the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Portfolio’s peer group. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Portfolio’s Class Y shares. The Board also noted management’s discussion of the Portfolio’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board determined that the advisory fee was reasonable in view of the high quality of services received by the Portfolio from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a Portfolio-by-Portfolio basis. In reviewing the overall profitability of each advisory fee to the Portfolios’ Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Portfolio for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with each Portfolio in terms of the total amount of annual advisory fees it received with respect to that Portfolio and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Portfolio. With respect to the Balanced Portfolio, the Board noted that the Advisor had reimbursed expenses of the Portfolio. With respect to the Balanced Portfolio, the Board also noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio’s Class I shares and the Advisor’s current undertaking to voluntarily waive a portion of its advisory fee (for all classes). With respect to Equity Portfolio, the Board noted the Advisor’s current undertaking to maintain expense limitations for the Portfolio’s Class Y shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Portfolio. The Board also noted that the Advisor paid the Subadvisors’ subadvisory fees out of the advisory fees it received from the Portfolios. Based upon its review, the

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 120

Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Portfolio was reasonable.

The Board considered the effect of each Portfolio’s current size and its potential growth on its performance and fees. The Board took into account that each Portfolio’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified asset levels as the Portfolio’s assets increased. With respect to both of the Portfolios, the Board also noted that if a Portfolio’s assets increased over time, the Portfolio might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement with respect to each Portfolio, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.

In evaluating the Investment Subadvisory Agreement(s) with respect to each Portfolio, the disinterested Trustees reviewed information provided by each Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, each Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board reapproved the Investment Subadvisory Agreement between the Advisor and each Subadvisor based on a number of factors relating to the Subadvisor’s ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated on a Portfolio-by-Portfolio basis, among other factors: the nature, extent and the quality of the services to be provided by each Subadvisor; each Subadvisor’s management style and long-term performance record; the performance record of the Portfolio that each Subadvisor subadvised and each Subadvisor’s performance in employing its investment strategies; each Subadvisor’s current level of staffing and its overall resources; the qualifications and experience of each Subadvisor’s personnel; each Subadvisor’s financial condition with respect to its ability to perform the services required under the respective Investment Subadvisory Agreement(s); each Subadvisor’s risk management processes; each Subadvisor’s compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to each Portfolio under its respective Investment Subadvisory Agreement(s).

As noted above, the Board considered each Portfolio’s performance during the one-, three- and five-year periods ended June 30, 2012 as compared to that Portfolio’s peer group and noted that it reviewed on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 121

In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the respective Portfolio, the Board noted that the subadvisory fees under the Investment Subadvisory Agreements were paid by the Advisor out of the advisory fees that the Advisor received under the Investment Advisory Agreement. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreements and the corresponding subadvisory fees at arm’s length. In addition, the Board took into account the fees the Portfolios’ Subadvisors charged to their other clients and considered these fee comparisons in light of the differences in managing these other accounts. Based upon its review, the Board determined that the subadvisory fees were reasonable. Because the Advisor pays the respective Subadvisor’s subadvisory fee and the subadvisory fee was negotiated at arm’s length by the Advisor, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the respective Portfolio were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Subadvisor’s management of the respective Portfolio to be a material factor in its consideration, although the Board noted that the subadvisory fees for each Subadvisor contained breakpoints.

In reapproving each Investment Subadvisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to it on a Portfolio-by-Portfolio basis, and its determinations were made separately with respect to each Portfolio.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement(s) with respect to each Portfolio, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor (with respect to the fixed income portion of the Balanced Portfolio) and the Subadvisors are qualified to manage the respective Portfolio’s assets in accordance with the Portfolio’s investment objectives and policies; (c) the Advisor and the Subadvisors maintain appropriate compliance programs; (d) the Advisor (with respect to the fixed income portion of Balanced Portfolio) and the Subadvisors are likely to execute their investment strategies consistently over time; (e) with respect to the Balanced Portfolio, the performance of the Portfolio was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices and, with respect to the Equity Portfolio, appropriate action is being taken with respect to Portfolio performance; and (f) each Portfolio’s advisory and subadvisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Subadvisors. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement(s) with respect to each Portfolio would be in the best interests of the Portfolio and its shareholders.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMI-ANNUAL REPORT (UNAUDITED) 122

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Choose Planet-friendly E-delivery!

Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.

Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Investment Climate

The six-month period ended March 31, 2013 was marked by uncertainties surrounding the U.S. presidential election and impending fiscal cliff, with equity markets ultimately benefiting from a relief rally to start 2013. Hurricane Sandy weighed on the manufacturing sector, especially in the northeast, but improving data in the U.S. labor and housing markets and accommodative monetary policy by the Federal Reserve (Fed) helped boost investor sentiment.

There was some progress on the European policy front, but recessionary pressures in the eurozone and concerns about slower growth in China were a drag on international equity markets as the period wore on. Despite the headwinds emanating from Europe, all major global equity indices finished the first half of the fiscal year in positive territory with the Standard and Poor's (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returning 10.19%, 11.10%, 14.48%, 12.18%, and 3.95%, respectively.

CALVERT
CONSERVATIVE
ALLOCATION FUND
MARCH 31, 2013

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Domestic Equity Mutual Funds	30%
International and Global
Equity Mutual Funds	10%
Fixed Income Mutual Funds	60%
Total	100%

INVESTMENT
PERFORMANCE	6 MONTHS	12 MONTHS
	ENDED	ENDED
(TOTAL RETURN AT NAV*)	3/31/13	3/31/13

Class A	4.97%	9.06%

Class C	4.42%	7.96%

Barclays U.S. Credit
Index	0.86%	7.00%

Conservative Allocation
Composite Index**	4.02%	8.38%

Lipper Mixed-Asset
Target Alloc.
Conservative Funds
Average	4.02%	7.33%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

** Calvert Conservative Allocation Composite Index: 60% Barclays U.S. Credit Index, 22% Russell 3000 Index, 8% MSCI EAFE IMI Index, 10% 3-month Barclays T-Bill Bellwether Index.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 4

In a reversal of a multi-year trend, value stocks significantly outperformed growth stocks, and within the Russell 1000 Index, Financials, Industrials, and Consumer Discretionary were the top-performing sectors, while the Information Technology, Telecommunication Services, and Energy sectors lagged.

The Fed's near-zero interest rate policy continued to anchor money-market rates and short-term bond yields close to zero with three-month Treasury bill and two-year Treasury note yields nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. Longer-term Treasury yields increased, with the 10-year Treasury note yield ending the six-month period near the middle of its multi-year trading range at 1.87%.1 Meanwhile, benchmark yield indices for investment-grade and high-yield corporate bonds edged down to 2.82% and 5.91%,2 respectively, as of March 31.

Congress Avoids Fiscal Cliff But Political Dysfunction Continues

The last-minute year-end deal to avoid the fiscal cliff spurred a relief rally into the new year. However, political dysfunction quickly returned to the forefront when U.S. policymakers were unable to reach a deal to avoid sequestration, prompting $85 billion in automatic spending cuts to take effect. Despite renewed fiscal policy head-winds, investors looked past the

Extending the Environmental, Social, and Governance Analytical Framework

U.S. consumers and investors are becoming more educated about how environmental, social, and governance (ESG) matters impact themselves and the economy. In fact, the increasing availability of information about ESG practices and their impacts on company performance is forcing companies to upgrade their standards and practices. Rather than risking backlash from regulators, the public, or investors, companies are now trying to manage and mitigate these risks and the potential for events such as the BP oil spill to protect their brand value and support continued consumer demand.

While this is positive for the U.S. economy as a whole, and for the companies poised to benefit from the push toward improving ESG awareness, it presents an increasingly complex investment landscape. At the same time, it also presents investors with a unique opportunity to identify and benefit from these trends.

That is why at Calvert we have developed sophisticated analytical approaches that enable our investment analysts and portfolio managers to quantify ESG issues in our equity valuation calculations and the buy and sell decisions of certain of our equity portfolios.  This process further merges values with valuations in a way that seeks to improve investment performance and mitigate risks. To this end, we believe the ability to leverage the proprietary expertise of our investment and sustainability research teams can set Calvert apart as we strive to integrate ESG more deeply into our active portfolio management, seeking to identify those companies that manage their ESG impacts sustainably and create the most shareholder value.

For our fixed-income portfolios, our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert's sustainability research department analysts to evaluate a bond issuer's ESG risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT MODERATE
ALLOCATION FUND
MARCH 31, 2013

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Domestic Equity Mutual Funds	50%
International and Global Equity
Mutual Funds	20%
Fixed Income Mutual Funds	30%
Total	100%

INVESTMENT
PERFORMANCE	6 MONTHS	12 MONTHS
	ENDED	ENDED
(TOTAL RETURN AT NAV*)	3/31/13	3/31/13

Class A	7.97%	9.92%

Class C	7.59%	9.11%

Russell 3000 Index	11.35%	14.56%

Moderate Allocation
Composite Index**	7.85%	11.11%

Lipper Mixed-Asset
Target Alloc. Growth
Funds Average	7.74%	9.95%

CALVERT AGGRESSIVE
ALLOCATION FUND
MARCH 31, 2013

% OF TOTAL
ASSET ALLOCATION	INVESTMENTS
Domestic Equity Mutual Funds	66%
International and Global
Equity Mutual Funds	29%
Fixed Income Mutual Funds	5%
Total	100%

INVESTMENT
PERFORMANCE	6 MONTHS	12 MONTHS
	ENDED	ENDED
(TOTAL RETURN AT NAV*)	3/31/13	3/31/13

Class A	10.78%	11.20%

Class C	10.15%	9.86%

Russell 3000 Index	11.35%	14.56%

Aggressive Allocation Composite Index***	10.61%	13.14%

Lipper Multi-Cap Core Funds Average	12.10%	13.09%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

** Calvert Moderate Allocation Composite Index: 30% Barclays U.S. Credit Index, 47% Russell 3000 Index, 18% MSCI EAFE IMI Index, 5% 3-month Barclays T-Bill Bellwether Index.

*** Calvert Aggressive Allocation Composite Index: 10% Barclays U.S. Credit Index, 64% Russell 3000 Index, 26% MSCI EAFE IMI Index.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 6

federal budget sequester and focused on the gradually improving economic conditions in the United States.

Economic Recovery in the United States Continues

Despite the negative economic impact of Hurricane Sandy, other U.S. macro data were mostly positive. Vehicle sales remained strong, construction spending continued to increase, and exports from the United States reached a record high as manufacturing activity rebounded after the "superstorm." Our contention in the second half of 2011 that the U.S. housing sector had started to recover is now supported by multiple data points, including sales of new and existing homes, as well as building permits and housing starts, which all increased through the first half of the fiscal year. At the same time, the inventory of homes for sale continued to tighten, helping push home prices higher. The Fed's decision to purchase $40 billion of mortgage-backed securities each month seemed to be working as mortgage rates remained near historic lows.

The labor market continued to show signs of healing as unemployment claims maintained their downward trend and the unemployment rate fell to 7.6% as of March, although this was driven by a drop in labor force participation.

Real gross domestic product (GDP) growth slowed to a 0.1% gain in the fourth quarter as a significant decline in government spending offset strong gains in residential investment and capital expenditures and a 2.2% increase in consumer spending. Corporate earnings fared well too, as 67% of S&P 500 companies beat earnings expectations and 65% topped revenue forecasts for the fourth-quarter earnings season. The consensus forecast3 as of early April 2013 was a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace.

Overall, strong signs of recovery in the U.S. housing market, the slowly improving employment picture, a decent earnings season, and good year-to-date performance in the equity markets seemed to be having a positive impact on Americans. Consumer confidence reached its highest level in five years while consumer spending also improved, giving us confidence that U.S. equity markets can continue to perform well in the long run.

Fed Maintains Accommodative Monetary Policy as Global Monetary Easing Cycle Continues

Inflation remained tame, with the headline consumer price index (CPI) inflation rate still at 2% as of February 2013,4 allowing the Fed to maintain its accommodative stance. Additional quantitative easing (QE) actions in September and December helped reduce volatility in the U.S. bond market. With that said, debate inside the Fed about the appropriate time to scale back the most recent round of quantitative easing appeared to be growing. The eventuality of this scale-back triggered considerable discussion in the media around the impact of rising interest rates.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 7

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.42%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 8

Progress on the Policy Front, but Eurozone in Double-Dip Recession

The European Central Bank's pledge to "do whatever it takes" ended yet another round of fear in global markets about the fate of the European Economic and Monetary Union (EMU) and was the primary catalyst for strong performance in riskier fixed-income asset classes such as high-yield debt during the period.

The eurozone officially went into a recession again in late 2012 for the second time in four years and the fiscal drag in the eurozone continued to be worse than anticipated. Even core European countries such as the United Kingdom, Germany, Spain, and Belgium reported their economies shrank in the fourth quarter. In February, Moody's cut the United Kingdom's AAA credit rating. In March, Cyprus reached a last-minute deal to avert an economic and financial crisis with a 10 billion euro bailout. While the last-minute deal prevented imminent default of the country’s major banks, it also renewed concerns about the region’s ability to resolve its sovereign debt crisis.

CALVERT
CONSERVATIVE
ALLOCATION FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	3.85%
Five year	4.33%
Since inception (4/29/2005)	4.64%

CLASS C SHARES	(with max. load)
One year	6.96%
Five year	4.07%
Since inception (4/29/2005)	3.99%

Signs of China's Economic Slowdown Stabilizing

Although recessionary pressures in Europe are likely to continue impacting emerging-market economies, new data suggests the Chinese government’s growth-boosting measures are having the desired effect without stoking inflation fears. China’s real GDP rose 7.9% in the fourth quarter and both measures of China’s Manufacturing PMI finished the period in expansion territory.

Despite these positives, the Chinese economy is not out of the woods yet. China's transition from an export-driven economy to a more consumer-driven economy will likely face significant challenges. Having said that, continued economic growth in the United States could provide a significant positive boost for the Chinese economy.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 9

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.45%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 10

Outlook

Equity markets started 2013 having gained a tremendous amount of ground since the depths of the financial crisis. A recovering U.S. housing market, the decline in unemployment, record-high exports, and encouraging year-end manufacturing data fueled by an attractive U.S. dollar exchange rate have all boosted U.S. equity market sentiment. However, given the possibility of another less-than-stellar upcoming earnings season and few positive catalysts on the near-term horizon, a short-term pull-back in equities remains a distinct possibility.

We believe the U.S. economy will be able to maintain some expansion despite the sequester. Despite the short-term negative impact on economic growth, actions that reduce spending and improve long-term budget strength for the United States are necessary. In fact, faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect housing to continue as a major driver of the recovery, positively impacting economic growth and consumer confidence as well as contributing to employment in housing-related sectors.

At the same time, we expect the eurozone's problems to drag on and negatively impact global economic growth. We believe the consensus forecast from the past several months for a European recovery was a bit premature. And because the economic recessionary pressures in the region are so pronounced and strong--especially in peripheral Europe--the potential default issue may continue to resurface over time, creating periodic turbulence in the market.

But overall we believe 2013 could be another good year for U.S. equities with investors moving more money into stocks as they become more comfortable with risk. We believe value stocks may continue to perform better than growth in 2013 as risk aversion continues to subside. We also think small-cap equities are poised to post better returns than large-caps, driven by healthy earnings and top-line results as well as global M&A activity.

The combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year, although it may taper the buying pace in the fourth quarter of 2013. We believe that continuing QE will cause corporate bonds to continue to outperform government debt. It will also likely keep money-market rates near zero percent and act as a soft cap on longer-maturity bond

CALVERT MODERATE
ALLOCATION FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(with max. load)
One year	4.69%
Five year	3.02%
Since inception (4/29/2005)	3.97%
CLASS C SHARES	(with max. load)
One year	8.11%
Five year	3.23%
Since inception (4/29/2005)	3.77%

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 11

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s/Portfolio’s distributions or the redemption of the Fund/Portfolio shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.67%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s/ Portfolio’s operating expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 12

yields, keeping the benchmark 10-year Treasury note yield in the broad 1.4% to 2.4% range it has occupied since October 2011.

May 2013

CALVERT AGGRESSIVE
ALLOCATION FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(with max. load)
One year	5.93%
Five year	2.16%
Since inception (6/30/2005)	3.26%
CLASS C SHARES	(with max. load)
One year	8.86%
Five year	1.81%
Since inception (6/30/2005)	2.59%

1. Treasury yield data source: Federal Reserve

2. Corporate bond yield data source: Bank of America Merrill Lynch

3. Forecast source: Wall Street Journal

4. Data source for CPI and unemployment rate: Bureau of Labor Statistics

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 13

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Calvert funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Calvert funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Calvert funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Calvert funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 14

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
CONSERVATIVE	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,049.72	$2.25
Hypothetical	$1,000.00	$1,022.74	$2.22
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,044.18	$7.41
Hypothetical	$1,000.00	$1,017.68	$7.32
(5% return per
year before expenses)

*Expenses for Conservative are equal to the annualized expense ratios of 0.44% and 1.45% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
MODERATE	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,079.70	$3.65
Hypothetical	$1,000.00	$1,021.42	$3.55
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,075.92	$7.42
Hypothetical	$1,000.00	$1,017.78	$7.22
(5% return per
year before expenses)

*Expenses for Moderate are equal to the annualized expense ratios of 0.70% and 1.43% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 15

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
AGGRESSIVE	10/1/12	3/31/13	10/1/12 - 3/31/13

CLASS A
Actual	$1,000.00	$1,107.83	$2.26
Hypothetical	$1,000.00	$1,022.79	$2.17
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,101.52	$8.72
Hypothetical	$1,000.00	$1,016.63	$8.37
(5% return per
year before expenses)

*Expenses for Aggressive are equal to the annualized expense ratios of 0.43% and 1.66% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Calvert funds in which the Fund invests are not included in the annualized expense ratios.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 16

CONSERVATIVE ALLOCATION FUND
STATEMENT OF NET ASSETS
MARCH 31, 2013

MUTUAL FUNDS - 99.8%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	75,572	$1,667,112
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	339,172	4,982,440
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	3,003,771	48,841,324
Calvert Equity Portfolio, Class I	164,603	7,446,649
Calvert Large Cap Core Portfolio, Class I	352,467	7,465,241
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	91,608	3,333,613
Calvert Emerging Markets Equity Fund, Class I	125,501	1,595,121
Calvert International Equity Fund, Class I	255,875	4,073,530
Calvert International Opportunities Fund, Class I	180,079	2,450,875

Total Mutual Funds (Cost $76,433,189)		81,855,905

TOTAL INVESTMENTS (Cost $76,433,189) - 99.8%		81,855,905
Other assets and liabilities, net - 0.2%		194,885
NET ASSETS - 100%		$82,050,790

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 3,862,037 shares outstanding		$59,424,801
Class C: 1,077,672 shares outstanding		16,456,984
Undistributed net investment income		7,206
Accumulated net realized gain (loss)		739,083
Net unrealized appreciation (depreciation)		5,422,716

NET ASSETS		$82,050,790

NET ASSET VALUE PER SHARE
Class A (based on net assets of $64,264,104)		$16.64
Class C (based on net assets of $17,786,686)		$16.50

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 60% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 17

MODERATE ALLOCATION FUND
STATEMENT OF NET ASSETS
MARCH 31, 2013

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	437,452	$9,650,191
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	545,440	8,012,517
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,887,460	46,950,103
Calvert Equity Portfolio, Class I	600,027	27,145,225
Calvert Large Cap Core Portfolio, Class I	1,283,378	27,181,956
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	220,853	8,036,841
Calvert Emerging Markets Equity Fund, Class I	484,060	6,152,397
Calvert International Equity Fund, Class I	987,153	15,715,470
Calvert International Opportunities Fund, Class I	694,695	9,454,793

Total Mutual Funds (Cost $135,374,916)		158,299,493

TOTAL INVESTMENTS (Cost $135,374,916) - 100.0%		158,299,493
Other assets and liabilities, net - 0.0%		(67,362)
NET ASSETS - 100%		$158,232,131

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 7,251,606 shares outstanding		$117,380,332
Class C: 1,560,551 shares outstanding		24,845,434
Undistributed net investment income		19,022
Accumulated net realized gain (loss)		(6,937,234)
Net unrealized appreciation (depreciation)		22,924,577

NET ASSETS		$158,232,131

NET ASSET VALUE PER SHARE
Class A (based on net assets of $130,724,079)		$18.03
Class C (based on net assets of $27,508,052)		$17.63

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 18

AGGRESSIVE ALLOCATION FUND
STATEMENT OF NET ASSETS
MARCH 31, 2013

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	331,265	$7,307,704
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	312,744	4,594,212
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	210,873	3,428,803
Calvert Equity Portfolio, Class I	371,166	16,791,545
Calvert Large Cap Core Portfolio, Class I	793,774	16,812,125
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	126,707	4,610,876
Calvert Emerging Markets Equity Fund, Class I	289,015	3,673,376
Calvert International Equity Fund, Class I	707,800	11,268,173
Calvert International Opportunities Fund, Class I	525,668	7,154,344

Total Mutual Funds (Cost $63,266,573)		75,641,158

TOTAL INVESTMENTS (Cost $63,266,573) - 100.0%		75,641,158
Other assets and liabilities, net - 0.0%		(21,281)
NET ASSETS - 100%		$75,619,877

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 3,718,499 shares outstanding		$60,661,573
Class C: 583,008 shares outstanding		8,928,600
Undistributed net investment income		15,382
Accumulated net realized gain (loss)		(6,360,263)
Net unrealized appreciation (depreciation)		12,374,585

NET ASSETS		$75,619,877

NET ASSET VALUE PER SHARE
Class A (based on net assets of $66,094,036)		$17.77
Class C (based on net assets of $9,525,841)		$16.34

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 19

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

	CONSERVATIVE	MODERATE	AGGRESSIVE
	ALLOCATION	ALLOCATION	ALLOCATION
NET INVESTMENT INCOME	FUND	FUND	FUND
Investment Income:
Dividend income	$1,532,973	$2,188,657	$741,591
Total investment income	1,532,973	2,188,657	741,591

Expenses:
Transfer agency fees and expenses	60,262	132,937	83,493
Administrative fees	55,513	110,443	52,949
Distribution Plan expenses:
Class A	72,373	151,973	77,316
Class C	80,597	128,397	43,728
Trustees' fees and expenses	3,204	8,611	4,114
Registration fees	12,702	14,046	13,353
Reports to shareholders	9,359	27,449	18,947
Professional fees	8,654	13,861	11,840
Accounting fees	11,616	16,850	16,872
Miscellaneous	4,604	7,682	5,947
Total expenses	318,884	612,249	328,559
Reimbursement from Advisor:
Class A	(74,247)	—	(122,775)
Net expenses	244,637	612,249	205,784

NET INVESTMENT INCOME	1,288,336	1,576,408	535,807

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	2,044,747	3,182,231	224,806
Change in unrealized appreciation (depreciation)	299,730	6,619,705	6,519,798

NET REALIZED AND UNREALIZED
GAIN (LOSS)	2,344,477	9,801,936	6,744,604

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,632,813	$11,378,344	$7,280,411

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 20

CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$1,288,336	$1,372,248
Net realized gain (loss)	2,044,747	2,542,591
Change in unrealized appreciation (depreciation)	299,730	3,412,189

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,632,813	7,327,028

Distributions to shareholders from:
Net investment income:
Class A shares	(1,073,073)	(1,178,687)
Class C shares	(214,294)	(187,324)
Net realized gain:
Class A shares	(1,042,040)	(564,244)
Class C shares	(291,597)	(158,834)
Total distributions	(2,621,004)	(2,089,089)

Capital share transactions:
Shares sold:
Class A shares	12,324,221	16,545,037
Class C shares	2,868,975	4,682,575
Reinvestment of distributions:
Class A shares	1,971,835	1,642,277
Class C shares	432,516	283,911
Redemption fees:
Class A shares	44	146
Class C shares	12	1
Shares redeemed:
Class A shares	(4,255,385)	(7,188,447)
Class C shares	(943,300)	(1,384,617)
Total capital share transactions	12,398,918	14,580,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,410,727	19,818,822

NET ASSETS
Beginning of period	68,640,063	48,821,241
End of period (including undistributed net investment
income of $7,206 and $6,237, respectively)	$82,050,790	$68,640,063

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	751,162	1,045,068
Class C shares	176,668	297,266
Reinvestment of distributions:
Class A shares	121,663	106,175
Class C shares	26,970	18,672
Shares redeemed:
Class A shares	(259,593)	(455,723)
Class C shares	(58,072)	(88,094)
Total capital share activity	758,798	923,364

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 21

MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$1,576,408	$1,523,346
Net realized gain (loss)	3,182,231	(2,755,087)
Change in unrealized appreciation (depreciation)	6,619,705	22,078,105

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,378,344	20,846,364

Distributions to shareholders from:
Net investment income:
Class A shares	(1,368,061)	(1,286,135)
Class C shares	(205,645)	(207,903)
Class I shares	—	(12,988)
Total distributions	(1,573,706)	(1,507,026)

Capital share transactions:
Shares sold:
Class A shares	11,493,254	19,811,340
Class C shares	2,314,959	3,954,340
Class I shares	—	1,259
Reinvestment of distributions:
Class A shares	1,306,434	1,219,653
Class C shares	172,241	172,964
Class I shares	—	12,988
Redemption fees:
Class A shares	331	883
Class C shares	9	104
Shares redeemed:
Class A shares	(7,728,519)	(15,300,239)
Class C shares	(1,549,983)	(3,418,568)
Class I shares	—	(1,141,484)
Total capital share transactions	6,008,726	5,313,240

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,813,364	24,652,578

NET ASSETS
Beginning of period	142,418,767	117,766,189
End of period (including undistributed net investment
income of $19,022 and $16,320, respectively)	$158,232,131	$142,418,767

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 22

MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	663,661	1,229,027
Class C shares	136,828	250,511
Reinvestment of distributions:
Class A shares	76,627	80,163
Class C shares	10,407	11,640
Class I shares	—	855
Shares redeemed:
Class A shares	(447,729)	(959,281)
Class C shares	(91,713)	(218,597)
Class I shares	—	(69,064)
Total capital share activity	348,081	325,254

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 23

AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$535,807	$421,891
Net realized gain (loss)	224,806	(1,860,262)
Change in unrealized appreciation (depreciation)	6,519,798	13,366,822

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,280,411	11,928,451

Distributions to shareholders from:
Net investment income:
Class A shares	(407,877)	(440,420)
Class C shares	(32,206)	(61,813)
Total distributions	(440,083)	(502,233)

Capital share transactions:
Shares sold:
Class A shares	5,059,705	8,607,576
Class C shares	833,781	1,176,858
Reinvestment of distributions:
Class A shares	386,716	417,366
Class C shares	29,876	56,791
Redemption fees:
Class A shares	45	340
Class C shares	—	60
Shares redeemed:
Class A shares	(5,851,716)	(9,745,801)
Class C shares	(555,371)	(1,394,982)
Total capital share transactions	(96,964)	(881,792)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,743,364	10,544,426

NET ASSETS
Beginning of period	68,876,513	58,332,087
End of period (including undistributed net investment
income and distributions in excess of net investment income
of $15,382 and $80,342, respectively)	$75,619,877	$68,876,513

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 24

AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	303,719	566,199
Class C shares	54,100	83,319
Reinvestment of distributions:
Class A shares	23,783	29,268
Class C shares	1,992	4,276
Shares redeemed:
Class A shares	(355,457)	(643,748)
Class C shares	(35,975)	(99,609)
Total capital share activity	(7,838)	(60,295)

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 25

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 26

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds' investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

At March 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

CONSERVATIVE	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$81,855,905	-	-	$81,855,905
TOTAL	$81,855,905	-	-	$81,855,905

MODERATE	VALUATION INPUTS
NVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$158,299,493	-	-	$158,299,493
TOTAL	$158,299,493	-	-	$158,299,493

AGGRESSIVE	VALUATION INPUTS
NVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$75,641,158	-	-	$75,641,158
TOTAL	$75,641,158	-	-	$75,641,158

* For a complete listing of investments, please refer to the Statement of Net Assets.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 27

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 28

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services for the Funds and the Underlying Funds in which the Funds invest. The Advisor also pays the salaries and fees of officers and Trustees of the Funds who are employees of the Advisor or its affiliates. The Funds do not pay advisory fees to the Advisor for performing investment advisory services. The Advisor, however, will receive advisory fees for managing the Underlying Funds. At period end, $9,219, $41,539, and $6,131 was payable to the Advisor from Conservative, Moderate and Aggressive, respectively, for operating expenses paid by the Advisor during March 2013.

The Advisor has contractually agreed to limit direct ordinary operating expenses through January 31, 2014. The contractual expense cap is .44%, .80%, and .43% for Class A shares of Conservative, Moderate, and Aggressive, respectively. The contractual expense cap is 2.00% for Class C shares of each of the Funds. This expense limitation does not include the Underlying Fund expenses indirectly incurred by the Funds. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Funds for an annual fee. Classes A and C of each of the Funds pay an annualized rate, payable monthly, of .15% of the average daily net assets. Under the terms of the agreement, $10,234, $19,948, and $9,581 was payable at period end for Conservative, Moderate, and Aggressive, respectively.

Calvert Investment Distributors, Inc. ("CID"), an affiliate of the Advisor, is the distributor and principal underwriter for the Funds. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .35% and 1.00% annually of average daily net assets of Class A and C, respectively, for each of the Funds. The amount actually paid by the Funds is an annualized fee, payable monthly, of .25% and 1.00% of the Funds’ average daily net assets of Class A and C, respectively. Under the terms of the agreement, $28,180, $50,628, and $21,985 was payable at period end for Conservative, Moderate, and Aggressive, respectively.

CID received $38,788, $47,509, and $18,208 as its portion of the commissions charged on the sales of Conservative, Moderate, and Aggressive Class A shares, respectively, for the six months ended March 31, 2013.

Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, acts as shareholder servicing agent for the Funds. For its services, CIS received fees of $8,832, $25,139, and $16,398 for the six months ended March 31, 2013 for Conservative, Moderate, and

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 29

Aggressive, respectively. Under the terms of the agreement, $1,566, $4,344, and $2,785 was payable at period end for Conservative, Moderate, and Aggressive, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of up to $3,000 for each regular Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each regular Committee meeting attended ($1,000 for special Audit Committee meetings). Trustees' fees are allocated to each of the funds served.

NOTE C – INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of the Underlying Funds were:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Purchases	$21,361,597	$30,786,075	$15,959,026
Sales	10,269,262	23,933,010	15,527,182

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	CONSERVATIVE	MODERATE	AGGRESSIVE
30-Sep-17	—	—	($87,234)
30-Sep-18	—	($201,235)	(2,287)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Moderate intends to elect to defer net capital losses of $64,409 incurred from November 1, 2011 through September 30, 2012 and treat them as arising in the fiscal year ending September 30, 2013. Aggressive intends to elect to defer net ordinary losses of $80,342 incurred from January 1, 2012 through September 30, 2012 and net capital losses of $345,711 incurred from November 1, 2011 through September 30, 2012 and treat them as arising in the fiscal year ending September 30, 2013.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 30

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Unrealized appreciation	$4,801,984	$16,445,877	$8,218,824
Unrealized (depreciation)	(62,383)	(2,748,075)	(2,529,246)
Net unrealized appreciation/(depreciation)	$4,739,601	$13,697,802	$5,689,578

Federal income tax cost of investments	$77,116,304	$144,601,691	$69,951,580

NOTE D – LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Funds had no borrowings under the agreement during the six months ended March 31, 2013.

NOTE E – OTHER

On December 27, 2011, Conservative, Moderate and Aggressive recorded receivables due from the Advisor in the amounts of $161,779, $154,365, and $19,812, respectively, resulting from a settlement between the Advisor and certain underlying funds regarding differences in the underlying fund’s NAV at the Funds’ September 30, 2011 fiscal year end and throughout certain fiscal years. These NAV differences resulted from valuation differences detected in certain of the underlying fund’s portfolio holdings. The Advisor settled the recorded receivable balances on the same day.

NOTE F – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 31

CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$16.45		$15.01	$15.17
Income from investment operations:
Net investment income	.30		.40	.42
Net realized and unrealized gain (loss)	.49		1.65	(.13)
Total from investment operations	.79		2.05	.29
Distributions from:
Net investment income	(.30)		(.40)	(.45)
Net realized gain	(.30)		(.21)	—
Total distributions	(.60)		(.61)	(.45)
Total increase (decrease) in net asset value	.19		1.44	(.16)
Net asset value, ending	$16.64		$16.45	$15.01
Total return*	4.97%		13.96%	1.86%
Ratios to average net assets:A,B
Net investment income	3.71	% (a)	2.53%	2.65%
Total expenses	.70	% (a)	.77%	.84%
Expenses before offsets	.44	% (a)	.44%	.44%
Net expenses	.44	% (a)	.44%	.44%
Portfolio turnover	14%		26%	22%
Net assets, ending (in thousands)	$64,264		$53,431	$38,329

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009	2008
Net asset value, beginning	$14.29		$14.52	$16.45
Income from investment operations:
Net investment income	.35		.45	.62
Net realized and unrealized gain (loss)	.88		(.04)	(1.70)
Total from investment operations	1.23		.41	(1.08)
Distributions from:
Net investment income	(.35)		(.45)	(.62)
Net realized gain	—		(.19)	(.23)
Total distributions	(.35)		(.64)	(.85)
Total increase (decrease) in net asset value	.88		(.23)	(1.93)
Net asset value, ending	$15.17		$14.29	$14.52
Total return*	8.69%		3.48%	(6.90%)
Ratios to average net assets:A,B
Net investment income	2.37%		3.41%	3.92%
Total expenses	.90%		1.04%	1.07%
Expenses before offsets	.44%		.44%	.44%
Net expenses	.44%		.44%	.44%
Portfolio turnover	9%		24%	13%
Net assets, ending (in thousands)	$32,565		$23,300	$17,551

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 32

CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013		2012	2011
Net asset value, beginning	$16.32		$14.90	$15.10
Income from investment operations:
Net investment income	.22		.24	.25
Net realized and unrealized gain (loss)	.48		1.62	(.14)
Total from investment operations	.70		1.86	.11
Distributions from:
Net investment income	(.22)		(.23)	(.31)
Net realized gain	(.30)		(.21)	—
Total distributions	(.52)		(.44)	(.31)
Total increase (decrease) in net asset value	.18		1.42	(.20)
Net asset value, ending	$16.50		$16.32	$14.90

Total return*	4.42%		12.73%	.67%
Ratios to average net assets:A,B
Net investment income	2.67	% (a)	1.45%	1.47%
Total expenses	1.45	% (a)	1.51%	1.59%
Expenses before offsets	1.45	% (a)	1.51%	1.59%
Net expenses	1.45	% (a)	1.51%	1.59%
Portfolio turnover	14%		26%	22%
Net assets, ending (in thousands)	$17,787		$15,209	$10,492

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010		2009	2008
Net asset value, beginning	$14.23		$14.45	$16.40
Income from investment operations:
Net investment income	.17		.26	.41
Net realized and unrealized gain (loss)	.87		(.03)	(1.72)
Total from investment operations	1.04		.23	(1.31)
Distributions from:
Net investment income	(.17)		(.26)	(.41)
Net realized gain	—		(.19)	(.23)
Total distributions	(.17)		(.45)	(.64)
Total increase (decrease) in net asset value	.87		(.22)	(1.95)
Net asset value, ending	$15.10		$14.23	$14.45

Total return*	7.39%		2.05%	(8.28%)
Ratios to average net assets:A,B
Net investment income	1.12%		1.99%	2.54%
Total expenses	1.68%		1.88%	1.85%
Expenses before offsets	1.68%		1.88%	1.85%
Net expenses	1.68%		1.88%	1.85%
Portfolio turnover	9%		24%	13%
Net assets, ending (in thousands)	$8,393		$5,747	$4,408

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 33

MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$16.89		$14.51	$14.87
Income from investment operations:
Net investment income	.19		.21	.15
Net realized and unrealized gain (loss)	1.14		2.36	(.29)
Total from investment operations	1.33		2.57	(.14)
Distributions from:
Net investment income	(.19)		(.19)	(.20)
In excess of net investment income	—		—	(.02)
Total distributions	(.19)		(.19)	(.22)
Total increase (decrease) in net asset value	1.14		2.38	(.36)
Net asset value, ending	$18.03		$16.89	$14.51

Total return*	7.97%		17.89%	(1.03%)
Ratios to average net assets:A,B
Net investment income	2.27	% (a)	1.28%	.97%
Total expenses	.70	% (a)	.72%	.73%
Expenses before offsets	.70	% (a)	.72%	.73%
Net expenses	.70	% (a)	.72%	.73%
Portfolio turnover	16%		25%	18%
Net assets, ending (in thousands)	$130,724		$117,550	$95,930

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009	2008
Net asset value, beginning	$13.94		$14.83	$18.30
Income from investment operations:
Net investment income	.16		.23	.37
Net realized and unrealized gain (loss)	.92		(.51)	(3.17)
Total from investment operations	1.08		(.28)	(2.80)
Distributions from:
Net investment income	(.15)		(.22)	(.37)
Net realized gain	—		(.39)	(.30)
Total distributions	(.15)		(.61)	(.67)
Total increase (decrease) in net asset value	.93		(.89)	(3.47)
Net asset value, ending	$14.87		$13.94	$14.83

Total return*	7.76%		(.95%)	(15.82%)
Ratios to average net assets:A,B
Net investment income	1.06%		1.85%	2.12%
Total expenses	.76%		.83%	.71%
Expenses before offsets	.76%		.80%	.71%
Net expenses	.76%		.80%	.71%
Portfolio turnover	7%		25%	5%
Net assets, ending (in thousands)	$92,913		$77,805	$74,972

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 34

MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013		2012	2011
Net asset value, beginning	$16.52		$14.26	$14.65
Income from investment operations:
Net investment income	.14		.09	.04
Net realized and unrealized gain (loss)	1.11		2.31	(.29)
Total from investment operations	1.25		2.40	(.25)
Distributions from:
Net investment income	(.14)		(.14)	(.13)
In excess of net investment income	—		—	(.01)
Total distributions	(.14)		(.14)	(.14)
Total increase (decrease) in net asset value	1.11		2.26	(.39)
Net asset value, ending	$17.63		$16.52	$14.26

Total return*	7.59%		16.96%	(1.79%)
Ratios to average net assets:A,B
Net investment income	1.54	% (a)	.55%	.24%
Total expenses	1.43	% (a)	1.45%	1.48%
Expenses before offsets	1.43	% (a)	1.45%	1.48%
Net expenses	1.43	% (a)	1.45%	1.48%
Portfolio turnover	16%		25%	18%
Net assets, ending (in thousands)	$27,508		$24,869	$20,842

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010		2009	2008
Net asset value, beginning	$13.79		$14.72	$18.16
Income from investment operations:
Net investment income	.05		.13	.24
Net realized and unrealized gain (loss)	.90		(.52)	(3.14)
Total from investment operations	.95		(.39)	(2.90)
Distributions from:
Net investment income	(.09)		(.15)	(.24)
Net realized gain	—		(.39)	(.30)
Total distributions	(.09)		(.54)	(.54)
Total increase (decrease) in net asset value	.86		(.93)	(3.44)
Net asset value, ending	$14.65		$13.79	$14.72

Total return*	6.95%		(1.79%)	(16.43%)
Ratios to average net assets:A,B
Net investment income	.30%		1.03%	1.38%
Total expenses	1.52%		1.60%	1.48%
Expenses before offsets	1.52%		1.60%	1.48%
Net expenses	1.52%		1.60%	1.48%
Portfolio turnover	7%		25%	5%
Net assets, ending (in thousands)	$20,883		$17,582	$16,835

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 35

AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011 (z)
Net asset value, beginning	$16.15		$13.47	$13.94
Income from investment operations:
Net investment income	.14		.12	.05
Net realized and unrealized gain (loss)	1.59		2.68	(.49)
Total from investment operations	1.73		2.80	(.44)
Distributions from:
Net investment income	(.11)		(.12)	(.03)
Total distributions	(.11)		(.12)	(.03)
Total increase (decrease) in net asset value	1.62		2.68	(.47)
Net asset value, ending	$17.77		$16.15	$13.47

Total return*	10.78%		20.88%	(3.19%)
Ratios to average net assets:A,B
Net investment income	1.67	% (a)	.80%	.33%
Total expenses	.83	% (a)	.86%	.86%
Expenses before offsets	.43	% (a)	.43%	.43%
Net expenses	.43	% (a)	.43%	.43%
Portfolio turnover	22%		24%	16%
Net assets, ending (in thousands)	$66,094		$60,495	$51,103

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009	2008
Net asset value, beginning	$13.03		$14.45	$19.00
Income from investment operations:
Net investment income	.09		.15	.23
Net realized and unrealized gain (loss)	.90		(1.00)	(4.21)
Total from investment operations	.99		(.85)	(3.98)
Distributions from:
Net investment income	(.08)		(.12)	(.21)
Net realized gain	—		(.45)	(.36)
Total distributions	(.08)		(.57)	(.57)
Total increase (decrease) in net asset value	.91		(1.42)	(4.55)
Net asset value, ending	$13.94		$13.03	$14.45

Total return*	7.61%		(4.67%)	(21.59%)
Ratios to average net assets:A,B
Net investment income	.66%		1.35%	1.27%
Total expenses	.92%		1.06%	.87%
Expenses before offsets	.43%		.43%	.43%
Net expenses	.43%		.43%	.43%
Portfolio turnover	8%		15%	4%
Net assets, ending (in thousands)	$52,132		$45,307	$43,632

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 36

AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013		2012	2011 (z)
Net asset value, beginning	$14.89		$12.57	$13.18
Income from investment operations:
Net investment income (loss)	.05		(.07)	(.14)
Net realized and unrealized gain (loss)	1.46		2.50	(.44)
Total from investment operations	1.51		2.43	(.58)
Distributions from:
Net investment income	(.06)		(.11)	(.03)
Total distributions	(.06)		(.11)	(.03)
Total increase (decrease) in net asset value	1.45		2.32	(.61)
Net asset value, ending	$16.34		$14.89	$12.57

Total return*	10.15%		19.43%	(4.45%)
Ratios to average net assets:A,B
Net investment income (loss)	.45	% (a)	(.46%)	(.93%)
Total expenses	1.66	% (a)	1.69%	1.70%
Expenses before offsets	1.66	% (a)	1.69%	1.70%
Net expenses	1.66	% (a)	1.69%	1.70%
Portfolio turnover	22%		24%	16%
Net assets, ending (in thousands)	$9,526		$8,381	$7,229

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010		2009	2008
Net asset value, beginning	$12.49		$14.02	$18.63
Income from investment operations:
Net investment income (loss)	(.08)		(.01)	.02
Net realized and unrealized gain (loss)	.85		(.99)	(4.12)
Total from investment operations	.77		(1.00)	(4.10)
Distributions from:
Net investment income	(.08)		(.08)	(.15)
Net realized gain	—		(.45)	(.36)
Total distributions	(.08)		(.53)	(.51)
Total increase (decrease) in net asset value	.69		(1.53)	(4.61)
Net asset value, ending	$13.18		$12.49	$14.02

Total return*	6.14%		(6.06%)	(22.62%)
Ratios to average net assets:A,B
Net investment income (loss)	(.66%)		(.19%)	(.01%)
Total expenses	1.77%		1.94%	1.72%
Expenses before offsets	1.77%		1.92%	1.72%
Net expenses	1.77%		1.92%	1.72%
Portfolio turnover	8%		15%	4%
Net assets, ending (in thousands)	$8,174		$7,445	$6,709

See notes to financial highlights.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 37

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

B Amounts do not include the activity of the underlying funds.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 38

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 39

incurred in operating the fund include the advisory fee paid to the investment advisor (not applicable to the Asset Allocation Funds), administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 40

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on December 11, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Social Investment Fund and the Advisor with respect to each Fund.

In evaluating the Investment Advisory Agreement with respect to the Funds, the Board considered, on a Fund-by-Fund basis, a variety of information relating to the Funds and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Funds by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s cost of providing services to the Funds, and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Fund’s investment performance and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement with respect to each Fund. Prior to voting, the disinterested Trustees reviewed with respect to each Fund the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement with

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 41

respect to the Funds, the Board considered, on a Fund-by-Fund basis, the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; comparative performance and fee information for each Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with each Fund; the effect of each Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided to the Funds by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance with the underlying Calvert funds in which the Funds invested and its experience with the Subadvisors of those underlying funds as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor's administrative capabilities, including its ability to supervise the other service providers for each Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to each Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

In considering each Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. With respect to the underlying Calvert funds in which the Funds invested, the Board also noted that it reviewed on a quarterly basis detailed information about each underlying Calvert fund's performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to each Fund, including, among other information, a comparison of each Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This data, and the conclusions of the Board with respect to that data, included the following:

Conservative Allocation Fund. For the one-, three- and five-year periods ended June 30, 2012, the Fund performed above the median of its peer group. The Fund outper-

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 42

formed its Lipper index for the one-year period ended June 30, 2012 and underper-formed its Lipper index for the three- and five-year periods ended June 30, 2012. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

Moderate Allocation Fund. For the one- and five-year periods ended June 30, 2012, the Fund performed above the median of its peer group. For the three-year period ended June 30, 2012, the Fund performed below the median of its peer group. The Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2012. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

Aggressive Allocation Fund. For the one-year period ending June 30, 2012, the Fund performed above the median of its peer group and for the three- and five-year periods ended June 30, 2012, the Fund performed below the median of its peer group. The Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2012. The Board took into account management’s discussion of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. The Board noted the Advisor’s continued monitoring of the performance of the Fund and that of the underlying Calvert funds in which the Fund invested. Based upon its review, the Board concluded that appropriate action was being taken with respect to the Fund’s performance.

In considering the Funds’ fees and expenses, the Board noted that none of the Funds paid an advisory fee directly to the Advisor for performing advisory services but that each Fund incurred a proportional share of the expenses of the underlying Calvert funds in which it invested, including the advisory expenses of those underlying funds. The Board also noted that each Fund paid an independent third party a consulting fee to provide guidance to the Advisor on the allocation strategy for the Fund. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. The Board compared each Fund’s total expense ratio with various comparative data for the funds in its peer group. This data, and the considerations of the Board with respect the Funds’ fees and expenses, included the following:

Conservative Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently reimbursing expenses of the Fund for one share class. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.

Moderate Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently reimbursing expenses of the Fund for one share class. The Board took into account the

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 43

Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.

Aggressive Allocation Fund. The Fund’s total expenses (net of expense reimbursements) were below the median of its peer group. The Board noted that the Advisor had reimbursed expenses of the Fund for one share class until that class was liquidated on March 22, 2012. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor.

The Board reviewed the Advisor’s profitability on a Fund-by-Fund basis. In reviewing the overall profitability of the Funds to the Advisor, the Board noted that none of the Funds paid an advisory fee to the Advisor but that the Advisor received advisory fees as advisor to the underlying Calvert funds in which the Funds invested. The Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to each Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board also considered whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds. The Board also noted that the Advisor had reimbursed expenses of the Funds for some classes. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Funds. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with each Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with each Fund was reasonable.

The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. The Board noted that none of the Funds paid an advisory fee to the Advisor. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. However, the Board noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement with respect to each Fund, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. The Board evaluated all information available to them on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 44

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement with respect to each Fund, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) with respect to each of Conservative Allocation Fund and Moderate Allocation Fund, the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices, and, with respect to Aggressive Allocation Fund, appropriate action is being taken with respect to the performance of the Fund; and (d) the Advisor is likely to execute its investment strategies consistently over time. Based on its conclusions, the Board determined that reapproval of the applicable Investment Advisory Agreement would be in the best interests of each Fund and its shareholders.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT (UNAUDITED) 45

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:  May 30, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:  May 30, 2013

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:  May 30, 2013